Nuveen California High Yield Municipal Bond
Fund
Portfolio of Investments November 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 123.6%
X
1,485,157,913 MUNICIPAL BONDS - 123.5%
X 1,485,157,913
Consumer Staples - 4.8%
$ 27,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Alameda County Tobacco Asset Securitization
Corporation, Subordinate Series 2006A, 0.000%, 6/01/50
12/22 at 18.70 N/R $ 5,038,200
1,155 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation,
Turbo, Series 2007A, 5.000%, 6/01/47
12/22 at 100.00 N/R 1,059,943
1,870 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Merced County Tobacco Funding Corporation,
Series 2020B, 5.000%, 6/01/50
12/30 at 100.00 N/R 1,831,665
20,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation,
Series 2006A, 0.000%, 6/01/46
12/22 at 26.45 N/R 4,829,200
5,095 California County Tobacco Securitization Agency, Tobacco Settlement
Bonds, Gold Country Settlement Funding Corporation, Subpordinate
Series 2020B-2, 0.000%, 6/01/55
12/30 at 36.29 N/R 969,935
213,695 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R 23,006,404
12,500 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Taxable Senior Series 2021A-1,
4.214%, 6/01/50
12/31 at 100.00 BBB+ 9,590,000
3,460 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.625%, 6/01/47
12/22 at 100.00 N/R 3,154,551
25,600 Inland Empire Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Series 2007C-2. Turbo Capital
Appreciation, 0.000%, 6/01/47
12/22 at 19.72 CCC 5,034,752
7,500 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Series 2007A, 0.000%, 6/01/47
1/23 at 25.36 N/R 1,787,700
5,000 Tobacco Securitization Authority of Southern California, Tobacco
Settlement Asset-Backed Bonds, San Diego County Tobacco Asset
Securitization Corporation, First Subordinate CABs, Series 2006B,
0.000%, 6/01/46
12/22 at 23.61 CCC- 895,600
322,875 Total Consumer Staples 57,197,950
Education and Civic Organizations - 16.3%
California Enterprise Development Authority, Charter School
Revenue Bonds, Academy for Academic Excellence
Project, Series 2020A:
700 5.000%, 7/01/50, 144A 7/27 at 100.00 Ba2 610,379
650 5.000%, 7/01/55, 144A 7/27 at 100.00 Ba2 554,964
2,000 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science & Language Academy Project, Series 2021,
4.000%, 7/01/61, 144A
7/27 at 100.00 N/R 1,297,860
4,240 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science and Language Academy Project, Series 2020,
6.250%, 7/01/58, 144A
7/27 at 102.00 N/R 3,944,472
10,000 California Infrastructure and Economic Development Bank, Revenue
Bonds, Los Angeles County Museum of Natural History Foundation,
Series 2020, 3.000%, 7/01/50, (UB)
7/30 at 100.00 A2 7,638,500
250 California Infrastructure and Economic Development Bank, Revenue
Bonds, WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%,
1/01/56, 144A
1/31 at 100.00 N/R 196,452

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
California Municipal Finance Authority Charter School
Revenue Bonds, John Adams Academies, Inc. Project,
Series 2015A:
$ 900 5.000%, 10/01/35 1/23 at 102.00 BB $ 859,689
1,335 5.250%, 10/01/45 1/23 at 102.00 BB 1,280,065
500 5.250%, 10/01/45 1/23 at 102.00 BB 479,425
4,205 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2017A, 5.000%, 10/01/47,
144A
1/23 at 102.00 BB 3,790,387
250 California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A, 5.500%, 6/01/53, 144A
6/26 at 100.00 BB 240,365
California Municipal Finance Authority,  Revenue Bonds,
Creative Center of Los Altos Project Pinewood & Oakwood
Schools, Series 2016B:
500 4.000%, 11/01/36, 144A 11/26 at 100.00 N/R 433,885
2,200 4.500%, 11/01/46, 144A 11/26 at 100.00 N/R 1,834,910
820 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%,
6/01/38, 144A
6/28 at 100.00 Ba1 771,087
California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Nova Academy Project, Series 2016A:
825 5.000%, 6/15/36, 144A 6/26 at 100.00 BB 820,149
1,000 5.000%, 6/15/46, 144A 6/26 at 100.00 BB 944,470
California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Santa Rosa Academy Project, Series 2015:
400 5.125%, 7/01/35, 144A 7/25 at 100.00 BB+ 400,124
425 5.375%, 7/01/45, 144A 7/25 at 100.00 BB+ 425,433
California Municipal Finance Authority, Charter School
Revenue Bonds, John Adams Academies, Inc. - Lincoln
Project, Taxable Series 2019B:
500 5.000%, 10/01/39, 144A 10/27 at 100.00 N/R 463,930
1,000 5.000%, 10/01/57, 144A 10/27 at 100.00 N/R 851,950
California Municipal Finance Authority, Charter School
Revenue Bonds, John Adams Academies, Inc. Project,
Series 2014A:
1,400 5.000%, 10/01/34 1/23 at 102.00 BB 1,346,660
465 5.000%, 10/01/44 1/23 at 102.00 BB 425,684
California Municipal Finance Authority, Charter School
Revenue Bonds, Learning Choice Academy Chula Vista,
Series 2021A:
1,605 4.000%, 7/01/51 7/31 at 100.00 BBB- 1,332,535
1,080 4.000%, 7/01/55 7/31 at 100.00 BBB- 870,977
California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project,
Series 2016A:
1,195 5.000%, 7/01/41, 144A 7/26 at 100.00 BB 1,131,271
1,145 5.000%, 7/01/46, 144A 7/26 at 100.00 BB 1,055,621
California Municipal Finance Authority, Charter School
Revenue Bonds, Partnerships to Uplift Communities
Project, Series 2012A:
1,330 5.000%, 8/01/32 1/23 at 100.00 BB+ 1,270,004
2,130 5.250%, 8/01/42 1/23 at 100.00 BB+ 1,958,343
1,795 5.300%, 8/01/47 1/23 at 100.00 BB+ 1,631,996
California Municipal Finance Authority, Charter School
Revenue Bonds, Urban Discovery Academy Project, Series
2014A:
775 5.500%, 8/01/34, 144A 8/24 at 100.00 BB- 778,844
1,650 6.000%, 8/01/44, 144A 8/24 at 100.00 BB- 1,663,827
1,715 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A, 5.000%,
6/01/46
6/26 at 100.00 BBB- 1,726,576
1,390 California Municipal Finance Authority, Education Revenue Bonds, Literacy
First Charter Schools Project, Series 2019A, 5.000%, 12/01/49
12/29 at 100.00 BBB- 1,394,031

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
California Municipal Finance Authority, Education Revenue
Bonds, STREAM Charter Schools Project, Series 2020A:
$ 705 5.000%, 6/15/41, 144A 6/30 at 100.00 N/R $ 651,223
1,385 5.000%, 6/15/51, 144A 6/30 at 100.00 N/R 1,210,448
1,335 California Municipal Finance Authority, Educational Facilities Revenue
Bonds, OCEAA Project, Series 2008A, 7.000%, 10/01/39
1/23 at 100.00 N/R 1,335,881
California Municipal Finance Authority, Revenue Bonds,
Azusa Pacific University Project, Refunding Series 2015B:
1,435 5.000%, 4/01/35 4/25 at 100.00 Ba1 1,438,645
8,640 5.000%, 4/01/41 4/25 at 100.00 Ba1 8,396,957
7,880 California Municipal Finance Authority, Revenue Bonds, California Baptist
University, Series 2016A, 5.000%, 11/01/46, 144A
11/26 at 100.00 N/R 7,754,314
California Municipal Finance Authority, Revenue Bonds,
Claremont Graduate University, Refunding Series 2020B:
1,000 5.000%, 10/01/49, 144A 10/30 at 100.00 N/R 901,760
1,000 5.000%, 10/01/54, 144A 10/30 at 100.00 N/R 888,290
235 California Municipal Finance Authority, Revenue Bonds, Emerson College,
Series 2011, 5.000%, 1/01/28
1/23 at 100.00 Baa2 235,287
300 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2012A, 6.625%, 1/01/32, 144A
1/23 at 100.00 N/R 298,365
3,700 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2014A, 5.250%, 1/01/45
1/25 at 100.00 N/R 2,924,480
7,000 California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50, 144A
10/27 at 103.00 N/R 7,099,610
California Municipal Finance Authority, Revenue Bonds, The
Master's University & Seminary, Series 2019:
1,000 5.000%, 8/01/34 8/29 at 100.00 BBB- 1,024,510
2,000 5.000%, 8/01/48 8/29 at 100.00 BBB- 1,944,620
2,000 California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55,
144A
7/28 at 100.00 N/R 1,613,540
700 California Public Finance Authority, Charter School Lease Revenue Bonds,
Multicultural Learning Center Project, Series 2017A, 6.250%, 6/15/47
6/27 at 100.00 N/R 704,907
4,000 California Public Finance Authority, Educational Facility Revenue Bonds,
Crossroads Christian Schools, Series 2020, 5.000%, 1/01/56, 144A
1/26 at 100.00 N/R 3,152,080
1,075 California School Finance Authority Charter School Facility Revenue
Bonds, Grimmway Schools-Obligated Group, Series 2016A, 5.000%,
7/01/46, 144A
7/26 at 100.00 BB+ 1,023,325
California School Finance Authority Charter School Revenue
Bonds, Bright Star Schools - Obligated Group, Series
2017:
1,190 5.000%, 6/01/27, 144A No Opt. Call N/R 1,195,867
755 5.000%, 6/01/37, 144A 6/27 at 100.00 N/R 741,259
1,000 5.000%, 6/01/47, 144A 6/27 at 100.00 N/R 939,540
3,090 5.000%, 6/01/54, 144A 6/27 at 100.00 N/R 2,851,266
945 California School Finance Authority Charter School Revenue Bonds,
California, ACE Charter Schools, Obligated Group, Series 2016A,
5.000%, 6/01/52, 144A
6/26 at 100.00 N/R 842,439
1,000 California School Finance Authority Charter School Revenue Bonds,
Ednovate Obligated Group, Series 2018, 5.000%, 6/01/48, 144A
6/27 at 100.00 N/R 911,480
California School Finance Authority Charter School Revenue
Bonds, Fenton Schools - Obligated Group, Series 2020A:
750 5.000%, 7/01/50, 144A 7/27 at 100.00 BB+ 691,065
1,000 5.000%, 7/01/58, 144A 7/27 at 100.00 BB+ 899,330
California School Finance Authority Charter School Revenue
Bonds, John Adams Academy Obligated Group, Series
2022A:
3,175 5.000%, 7/01/52, 144A 7/30 at 102.00 BB 2,809,462
8,125 5.125%, 7/01/62, 144A 7/30 at 102.00 BB 7,064,688

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 305 California School Finance Authority School Facility Revenue Bonds, Green
Dot Public Schools California Projects, Series 2018A, 5.000%, 8/01/48,
144A
8/28 at 100.00 BBB- $ 305,186
1,000 California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools - Obligated Group, Series 2020A, 6.000%,
6/01/59, 144A
6/28 at 102.00 N/R 925,310
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2015A:
1,045 5.000%, 8/01/40, 144A 8/25 at 100.00 BBB 1,050,842
1,100 5.000%, 8/01/45, 144A 8/25 at 100.00 BBB 1,100,891
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
460 5.000%, 8/01/46, 144A 8/25 at 100.00 BBB 460,046
1,100 California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education Obligated Group, Series 2016A, 5.000%,
6/01/52, 144A
6/26 at 100.00 N/R 831,391
165 California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education, Series 2022, 8.000%, 7/01/30, 144A
1/23 at 100.00 N/R 164,959
California School Finance Authority, California, Charter
School Revenue Bonds, Girls Athletic Leadership School
Los Angeles Project, Series 2021A:
1,000 4.000%, 6/01/41, 144A 6/31 at 100.00 N/R 784,000
500 4.000%, 6/01/51, 144A 6/31 at 100.00 N/R 353,720
2,300 California School Finance Authority, California, Charter School Revenue
Bonds, Lighthouse Community Public Schools Obligated Group, Series
2022A, 6.500%, 6/01/62, 144A
6/29 at 100.00 N/R 2,343,792
1,300 California School Finance Authority, California, Charter School Revenue
Bonds, TEACH Public Schools Obligated Group, Series 2016A, 5.875%,
6/01/52
6/26 at 100.00 N/R 1,321,918
California School Finance Authority, California, Charter
School Revenue Bonds, TEACH Public Schools Obligated
Group, Series 2019A:
1,000 5.000%, 6/01/49, 144A 6/26 at 100.00 N/R 917,650
1,600 5.000%, 6/01/58, 144A 6/26 at 100.00 N/R 1,432,400
California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group,
Series 2020A:
3,700 5.000%, 6/01/50, 144A 6/27 at 100.00 N/R 3,434,340
7,200 5.000%, 6/01/59, 144A 6/27 at 100.00 N/R 6,520,968
California School Finance Authority, Charter School Revenue
Bonds, Aspire Public School - Obligated Group,Issue
No.6, Series 2020A:
1,060 5.000%, 8/01/52, 144A 8/28 at 100.00 BBB 1,046,464
5,315 5.000%, 8/01/61, 144A 8/28 at 100.00 BBB 5,152,573
California School Finance Authority, Charter School Revenue
Bonds, CIty Charter School Obligated Group, Series
2016A:
2,520 5.000%, 6/01/42, 144A 6/26 at 100.00 N/R 2,339,140
2,930 5.000%, 6/01/52, 144A 6/26 at 100.00 N/R 2,593,167
805 California School Finance Authority, Charter School Revenue Bonds,
Classical Academies Project, Series 2017A, 5.000%, 10/01/44, 144A
10/27 at 100.00 BBB- 814,233
California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series
2016:
1,500 4.750%, 6/01/36, 144A 6/26 at 100.00 N/R 1,396,500
1,180 5.000%, 6/01/46, 144A 6/26 at 100.00 N/R 1,055,534
1,500 California School Finance Authority, Charter School Revenue Bonds, Ivy
Academia, Series 2021A, 4.000%, 6/01/51, 144A
6/28 at 103.00 N/R 1,094,355
675 California School Finance Authority, Charter School Revenue Bonds,
Kepler Neighborhood School, Series 2017A, 5.750%, 5/01/37, 144A
5/27 at 100.00 N/R 669,094

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 915 California School Finance Authority, Charter School Revenue Bonds,
Larchmont Charter School Project , Series 2018A, 5.000%, 6/01/43,
144A
6/27 at 100.00 N/R $ 903,444
California School Finance Authority, Charter School Revenue
Bonds, Lifeline Education Charter School Project, Series
2020A:
820 5.000%, 7/01/45, 144A 7/28 at 100.00 BB+ 755,376
1,240 5.000%, 7/01/55, 144A 7/28 at 100.00 BB+ 1,100,388
2,500 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/46,
144A
6/25 at 100.00 N/R 2,256,975
California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series
2017A:
950 5.125%, 6/01/47, 144A 6/26 at 100.00 N/R 870,152
1,000 5.250%, 6/01/52, 144A 6/26 at 100.00 N/R 920,090
California School Finance Authority, Charter School Revenue
Bonds, Rocketship Public Schools Obligated Group, Series
2017G:
360 5.000%, 6/01/37, 144A 6/27 at 100.00 N/R 343,559
750 5.000%, 6/01/47, 144A 6/27 at 100.00 N/R 674,752
250 5.000%, 6/01/53, 144A 6/27 at 100.00 N/R 220,898
California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Why Not Academy Obligated
Group, Series 2021A:
4,000 4.000%, 6/01/51, 144A 6/27 at 100.00 N/R 2,961,920
2,000 4.000%, 6/01/61, 144A 6/27 at 100.00 N/R 1,392,840
400 California School Finance Authority, Charter School Revenue Bonds,
Santa Clarita Valley International School Project, Series 2021A, 4.000%,
6/01/41
6/31 at 100.00 N/R 330,488
3,000 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020A,
5.000%, 6/01/60, 144A
6/28 at 100.00 N/R 2,201,670
575 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020B,
5.000%, 6/01/27, 144A
No Opt. Call N/R 537,941
California School Finance Authority, Charter School Revenue
Bonds, Social Bonds iLead Lancaster Project, Series
2021A:
600 5.000%, 6/01/51, 144A 6/29 at 100.00 N/R 541,164
1,320 5.000%, 6/01/61, 144A 6/29 at 100.00 N/R 1,147,238
500 California School Finance Authority, Charter School Revenue Bonds,
Summit Public Schools Obligated Group, Series 2017, 5.000%, 6/01/47,
144A
6/27 at 100.00 Baa3 501,430
California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School
Project, Series 2022A:
1,000 5.125%, 3/01/52, 144A 3/31 at 100.00 N/R 789,460
1,000 5.250%, 3/01/62, 144A 3/31 at 100.00 N/R 773,640
California School Finance Authority, Educational Facilities
Revenue Bonds, New Designs Charter School Adams
Campus Project, Series 2019A:
750 5.000%, 6/01/40, 144A 6/27 at 100.00 BB+ 718,763
1,060 5.000%, 6/01/50, 144A 6/27 at 100.00 BB+ 975,465
California School Finance Authority, Educational Facilities
Revenue Bonds, New Designs Charter School Project,
Series 2014A:
1,000 5.750%, 6/01/34, 144A 6/24 at 100.00 BB+ 1,015,580
1,500 6.000%, 6/01/44, 144A 6/24 at 100.00 BB+ 1,527,000

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
California School Finance Authority, Educational Facility
Revenue Bonds, River Springs Charter School Project,
Series 2017A:
$ 3,710 5.000%, 7/01/47, 144A 7/27 at 100.00 Ba2 $ 3,231,744
2,680 5.000%, 7/01/52, 144A 7/27 at 100.00 Ba2 2,291,239
California School finance Authority, School Facility Revenue
Bonds,  ICEF - View Park Elementary and Middle Schools,
Series 2014A:
575 5.625%, 10/01/34 10/24 at 100.00 BB 579,468
1,000 5.875%, 10/01/44 10/24 at 100.00 BB 1,007,740
520 6.000%, 10/01/49 10/24 at 100.00 BB 524,867
California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project,
Series 2015A:
3,000 4.125%, 7/01/35, 144A 7/25 at 100.00 BBB 2,902,050
1,000 5.000%, 7/01/45, 144A 7/25 at 100.00 BBB 1,005,730
1,015 California School Finance Authority, School Facility Revenue Bonds, Alta
Public Schools Project, Series 2014A, 6.500%, 11/01/34, 144A
11/24 at 100.00 N/R 1,036,051
680 California School Finance Authority, School Facility Revenue Bonds,
Granada Hills Charter High School Obligated Group, Series 2021A,
4.000%, 7/01/48, 144A
7/28 at 100.00 BBB 576,681
California School Finance Authority, School Facility Revenue
Bonds, Green Dot Public Schools California Projects,
Series 2022A:
1,200 5.375%, 8/01/42 8/32 at 100.00 BBB- 1,265,184
1,150 5.750%, 8/01/52 8/32 at 100.00 BBB- 1,211,272
600 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2014A, 5.000%, 7/01/34, 144A
7/24 at 100.00 BBB 607,530
250 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2017A, 5.000%, 7/01/47, 144A
7/27 at 100.00 BBB 251,225
1,250 California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Series 2013, 6.650%, 7/01/33
7/23 at 100.00 BB+ 1,266,525
California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2016A:
625 5.250%, 7/01/31, 144A 7/26 at 100.00 BB+ 634,325
1,355 6.000%, 7/01/51, 144A 7/26 at 100.00 BB+ 1,374,038
4,015 University of California, General Revenue Bonds, Limited Project Series
2018O, 4.000%, 5/15/48, (UB) (4)
5/28 at 100.00 AA- 3,959,673
1,250 University of California, General Revenue Bonds, Tender Option Bond
Trust 2016-XL0001, 12.570%, 5/15/39, 144A, (IF) (4)
5/23 at 100.00 AA 1,309,175
University of Puerto Rico, University System Revenue Bonds,
Refunding Series 2006P:
10 5.000%, 6/01/23 1/23 at 100.00 CC 9,961
1,005 5.000%, 6/01/24 1/23 at 100.00 CC 994,357
580 5.000%, 6/01/30 1/23 at 100.00 CC 557,200
University of Puerto Rico, University System Revenue Bonds,
Series 2006Q:
125 5.000%, 6/01/30 1/23 at 100.00 CC 120,086
1,580 5.000%, 6/01/36 1/23 at 100.00 CC 1,496,655
214,720 Total Education and Civic Organizations 195,750,985
Health Care - 16.0%
Antelope Valley Healthcare District, California, Revenue
Bonds, Series 2016A:
2,765 5.000%, 3/01/31 3/26 at 100.00 BBB 2,815,129
5,160 5.250%, 3/01/36 3/26 at 100.00 BBB 5,250,352
6,280 5.000%, 3/01/41 3/26 at 100.00 BBB 6,240,436
10,600 5.000%, 3/01/46 3/26 at 100.00 BBB 10,234,724
2,000 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48, (UB) (4)
11/27 at 100.00 A 2,046,040
37,010 California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Health System, Series 2021A, 4.000%, 8/15/48, (UB) (4)
8/31 at 100.00 AA- 35,037,367

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 2,485 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 5.000%, 11/15/49
11/26 at 100.00 A2 $ 2,517,752
1,570 California Health Facilities Financing Authority, Revenue Bonds, El Camino
Hospital, Series 2017, 5.000%, 2/01/47, (UB) (4)
2/27 at 100.00 A1 1,593,550
17,500 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanente System, Series 2017A-2, 4.000%, 11/01/44, (UB) (4)
11/27 at 100.00 AA- 17,148,950
260 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Tender Option Bond Trust 2015-
XF0152, 12.688%, 8/15/43, 144A, (IF) (4)
8/24 at 100.00 A+ 280,592
11,475 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hosptial at Stanford, Series 2017A, 5.000%,
11/15/56, (UB) (4)
11/27 at 100.00 A+ 11,801,005
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Tender Option Bond
Trust 2015-XF0120:
45 22.077%, 10/01/38, 144A, (IF) (4) 10/24 at 100.00 AA- 51,715
California Municipal Finance Authority, Revenue Bonds,
Clinicas del Camino Real, Inc., Series 2020:
2,535 4.000%, 3/01/40 3/30 at 100.00 BBB 2,236,529
5,750 4.000%, 3/01/50 3/30 at 100.00 BBB 4,698,555
California Municipal Finance Authority, Revenue Bonds,
Community Health Centers of the Central Coast, Inc.,
Series 2021A:
1,000 5.000%, 12/01/46, 144A 12/30 at 100.00 N/R 962,420
1,000 5.000%, 12/01/54, 144A 12/30 at 100.00 N/R 942,940
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2015:
200 5.000%, 11/01/35 11/24 at 100.00 BBB- 202,132
1,000 5.000%, 11/01/40 11/24 at 100.00 BBB- 1,006,470
1,250 5.000%, 11/01/44 11/24 at 100.00 BBB- 1,256,962
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
4,210 5.250%, 11/01/36 11/26 at 100.00 BBB- 4,235,555
2,955 5.250%, 11/01/41 11/26 at 100.00 BBB- 2,970,130
3,950 5.000%, 11/01/47 11/26 at 100.00 BBB- 3,969,552
2,270 5.250%, 11/01/47 11/26 at 100.00 BBB- 2,278,796
1,565 California Municipal Financing Authority, Certificates of Participation,
Palomar Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 BBB- 1,653,423
18,700 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.500%, 12/01/54
12/24 at 100.00 BB- 18,803,037
280 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 BB- 278,874
315 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.250%, 12/01/48, 144A
6/28 at 100.00 BB- 317,599
6,250 California Statewide Communities Development Authority, Revenue
Bonds, Emanate Health, Series 2020A, 3.000%, 4/01/50, (UB) (4)
4/30 at 100.00 A 4,576,188
1,035 California Statewide Communities Development Authority, Revenue
Bonds, Marin General Hospital, Green Series 2018A, 4.000%, 8/01/45,
(UB) (4)
8/23 at 100.00 BBB 891,590
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System,
Series 2005A:
117 5.750%, 7/01/24 (5),(6) 1/22 at 100.00 N/R 116,844
68 5.750%, 7/01/30 (5),(6) 1/22 at 100.00 N/R 67,638
73 5.750%, 7/01/35 (5),(6) 1/22 at 100.00 N/R 73,068
305 5.500%, 7/01/39 (5),(6) 1/22 at 100.00 N/R 305,440
6 California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25
(5),(6)
1/22 at 100.00 N/R 6,089

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Palomar Pomerado Health Care District, California,
Certificates of Participation, Series 2017:
$ 875 4.000%, 11/01/38 11/27 at 100.00 Baa3 $ 801,570
1,500 4.000%, 11/01/47 11/27 at 100.00 Baa3 1,299,465
Palomar Pomerado Health System, California, Revenue
Bonds, Refunding Series 2016:
1,085 5.000%, 11/01/36 11/26 at 100.00 Baa3 1,103,999
2,090 5.000%, 11/01/39 11/26 at 100.00 Baa3 2,105,215
University of California Regents, Medical Center Pooled
Revenue Bonds, Series 2022P:
24,820 4.000%, 5/15/53, (UB) ,(WI/DD, Settling 12/08/22) (4) 5/32 at 100.00 AA- 23,418,911
20,000 3.500%, 5/15/54, (UB) 5/32 at 100.00 AA- 16,900,600
200 Washington Township Health Care District, California, Revenue Bonds,
Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 Baa2 196,820
202,554 Total Health Care 192,694,023
Housing/Multifamily - 15.6%
37,685 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R 29,049,482
10,500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Exchange at Bayfront Apartments, Junior Series 2021A-
2, 4.000%, 8/01/51, 144A
8/32 at 100.00 N/R 7,519,155
7,760 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Fountains at Emerald Park, Senior Lien Series 2021A-1,
3.000%, 8/01/56, 144A
8/31 at 100.00 N/R 5,113,995
4,980 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R 3,664,882
13,030 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56, 144A
8/31 at 100.00 N/R 9,683,896
15,960 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 N/R 14,006,336
13,600 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R 10,077,736
1,585 California Housing Finance Agency, Multifamily Housing Revenue Bonds,
Redwood Gardens Apartments, Subordinate Lien Series 2021N-S,
4.000%, 3/01/37, 144A
3/31 at 100.00 N/R 1,235,254
4,930 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-2, 3.750%, 3/25/35 2021 1
No Opt. Call AA+ 4,841,910
61 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call BBB+ 59,154
240 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A,
5.250%, 8/15/49
8/24 at 100.00 A- 243,410
1,270 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%,
8/15/49
8/24 at 100.00 N/R 1,271,181
470 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Projects, Subordinate Series 2021B, 4.000%, 8/15/51
8/31 at 100.00 BBB 400,689
2,375 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Royal York Estates Projects Series 2020A, 4.000%, 2/15/55
2/30 at 100.00 N/R 1,724,915
California Public Finance Authority, University Housing
Revenue Bonds, National Campus Community
Development - Claremont Properties LLC Claremont
Colleges Project, Series 2017A:
890 5.000%, 7/01/37, 144A 7/27 at 100.00 Caa2 680,930
1,975 5.000%, 7/01/47, 144A 7/27 at 100.00 Caa2 1,431,204
450 California Statewide Communities Development Authority, College
Housing Revenue Bonds, National Campus Community Development -
Hooper Street LLC Project, Series 2019, 5.250%, 7/01/52, 144A
7/29 at 100.00 B 386,411

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
California Statewide Communities Development Authority,
Revenue Bonds, Lancer Educational Student Housing
Project, Refunding Series 2016A:
$ 4,600 5.000%, 6/01/36, 144A 6/26 at 100.00 N/R $ 4,476,766
2,090 5.000%, 6/01/46, 144A 6/26 at 100.00 N/R 1,924,660
1,500 California Statewide Communities Development Authority, Student
Housing Revenue Bonds, University of California, Irvine East Campus
Apartments, Phase IV-B CHF-Irvine, LLC, Series 2021, 4.000%, 5/15/46
5/31 at 100.00 Baa1 1,434,345
2,385 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 N/R 1,791,350
1,000 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Subordinate Series 2021B, 8.000%,
4/01/56, 144A
4/31 at 100.00 N/R 782,630
2,500 CMFA Special Finance Agency XII, California, Essential Housing Revenue
Bonds, Allure Apartments Project, Series 2022A-2, 3.250%, 2/01/57,
144A
2/32 at 100.00 N/R 1,670,200
2,000 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-2, 4.000%, 12/01/45, 144A
12/31 at 100.00 N/R 1,504,660
1,000 CMFA Special Financing Agency VIII, California, Essential Housing
Revenue Bonds, Elan Huntington Beach, Senior Lien Series 2021A-1,
3.000%, 8/01/56, 144A
8/31 at 100.00 N/R 645,120
2,905 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 1818 Platinum Triangle-Anaheim, Mezzanine Lien
Series 2021B, 4.000%, 4/01/57, 144A
4/32 at 100.00 N/R 1,954,775
4,225 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 1818 Platinum Triangle-Anaheim, Social Bond Series
2021A-2, 3.250%, 4/01/57, 144A
4/32 at 100.00 N/R 2,837,088
2,250 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1,
3.600%, 5/01/47, 144A
5/32 at 100.00 N/R 1,750,095
10,080 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R 7,228,771
9,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-1, 3.500%, 10/01/46,
144A
10/31 at 100.00 N/R 6,567,480
3,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 N/R 2,609,670
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56,
144A
8/31 at 100.00 N/R 1,329,020
4,250 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Link-Glendale, Series 2021A-1, 3.000%, 7/01/45, 144A
7/31 at 100.00 N/R 3,020,390
8,215 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Link-Glendale, Series 2021A-2, 4.000%, 7/01/56, 144A
7/31 at 100.00 N/R 6,048,540
4,880 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Millennium South Bay-Hawthorne, Series 2021A-1 and
A-2, 3.250%, 7/01/56, 144A
7/32 at 100.00 N/R 3,130,276
1,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-1,
3.400%, 10/01/46, 144A
10/31 at 100.00 N/R 744,520
17,425 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 12,781,412
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Series 2021B, 4.000%,
7/01/58, 144A
7/32 at 100.00 N/R 1,286,360
3,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%,
9/01/56, 144A
9/31 at 100.00 N/R 2,286,900

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 1,500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B,
4.000%, 3/01/57, 144A
3/32 at 100.00 N/R $ 1,017,705
1,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R 697,130
5,525 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Renaissance at City Center, Series 2020A, 5.000%,
7/01/51, 144A
7/31 at 100.00 N/R 4,989,517
2,500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56,
144A
7/31 at 100.00 N/R 1,912,450
2,625 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series
2021A, 3.250%, 10/01/58, 144A
4/32 at 100.00 N/R 1,715,359
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Senior Lien Series 2021A,
3.000%, 9/01/56, 144A
9/31 at 100.00 N/R 1,271,620
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Mezzanine
Lien Series 2021B, 4.000%, 6/01/57, 144A
6/31 at 100.00 N/R 1,335,340
2,200 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 N/R 1,433,080
5,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series
2021A-2, 4.000%, 12/01/58
6/32 at 100.00 N/R 3,559,850
2,145 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021B,
4.000%, 12/01/59
6/32 at 100.00 N/R 1,352,037
8,655 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 N/R 5,594,332
1,000 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%,
9/15/36
9/25 at 100.00 N/R 956,690
315 La Verne, California, Mobile Home Park Revenue Bonds, Copacabana
Mobile Home Park, Refunding Series 2014, 5.000%, 6/15/49
6/24 at 100.00 A+ 317,255
2,110 Palmdale Housing Authority, California, Multifamily Housing Revenue
Bonds, Impression, La Quinta, Park Vista & Summerwood Apartments,
Series 2015, 5.250%, 6/01/45
6/25 at 100.00 N/R 1,937,908
420 Santa Clara County Housing Authority, California, Multifamily Housing
Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39,
(AMT)
1/23 at 100.00 N/R 413,637
455 Wilson County Health and Educational Facilities Board, Tennessee, Senior
Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A, 5.500%,
1/01/46, 144A
1/23 at 100.00 N/R 313,108
248,515 Total Housing/Multifamily 188,012,586
Industrials - 0.0%
2,830 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%,
12/01/27, (AMT), 144A (5)
12/23 at 102.00 N/R 283,000
Long-Term Care - 0.5%
2,575 California Municipal Finance Authority, Revenue Bonds, HealthRIGHT 360,
Social Bond Series 2019A, 5.000%, 11/01/49, 144A
11/29 at 100.00 N/R 2,446,945
3,700 California Statewide Communities Development Authority, Revenue
Bonds, 899 Charleston Project, Refunding Series 2014A, 5.250%,
11/01/44, 144A
11/24 at 100.00 N/R 3,129,090
6,275 Total Long-Term Care 5,576,035

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General - 15.5%
$ 6,050 Allan Hancock Joint Community College District, California, General
Obligation Bonds, Election 2006 Series 2012C, 0.000%, 8/01/42, (UB)
(4),(7)
8/35 at 100.00 AA $ 4,559,401
1,000 Aromas-San Juan Unified School District, San Benito, Santa Cruz and
Monterey Counties, California, General Obligation Bonds, Series 2013B,
5.250%, 8/01/52 - AGM Insured
8/37 at 100.00 AA 693,300
Bakersfield City School District, Kern County, California,
General Obligation Bonds, Series 2012C:
1,700 5.750%, 5/01/37 No Opt. Call A+ 1,162,664
6,925 5.800%, 5/01/42 5/40 at 100.00 A+ 4,877,485
7,380 5.900%, 5/01/47 5/40 at 100.00 A+ 5,103,639
1,250 California State, General Obligation Bonds, Tender Option Bond Trust
2015-XF1039, 12.813%, 10/01/44, 144A, (IF) (4)
10/24 at 100.00 AA- 1,403,912
1,500 California State, General Obligation Bonds, Various Purpose Series 2015,
5.000%, 3/01/45, (UB)
3/25 at 100.00 AA- 1,548,795
5,000 California State, General Obligation Bonds, Various Purpose Series 2017,
5.000%, 8/01/46, (UB)
8/26 at 100.00 AA- 5,255,900
California State, General Obligation Bonds, Various Purpose,
Tender Option Bond Trust 2015-XF1041:
1,005 8.882%, 11/01/44, 144A, (IF) (4) 11/24 at 100.00 AA- 1,015,291
1,250 8.890%, 11/01/44, 144A, (IF) (4) 11/24 at 100.00 AA- 1,262,813
545 8.890%, 11/01/44, 144A, (IF) (4) 11/24 at 100.00 AA- 550,586
3,800 Central Unified School District, Fresno County, California, General
Obligation Bonds, 2016 Election Series 2018B., 4.000%, 8/01/48, (UB)
(4)
8/26 at 100.00 Aa3 3,692,080
3,840 College of the Sequoias Community College District, King and Tulare
Counties, California, General Obligation Bonds, College of the Sequoias
Tulare Area Improvement District 3, Election of 2008, Series 2021E,
3.000%, 8/01/51
8/29 at 100.00 Aa3 2,825,050
1,115 Denair Unified School District, Stanislaus County, California, General
Obligation Bonds, Series 2002A, 0.000%, 8/01/26 - FGIC Insured
No Opt. Call Baa2 989,206
2,640 Elk Grove Unified School District, Sacramento County, California, General
Obligation Bonds, Election of 2016, Series 2017, 4.000%, 8/01/46, (UB)
(4)
8/26 at 100.00 Aa2 2,592,374
2,500 Fresno Unified School District, Fresno County, California, General
Obligation Bonds, Election 2020 Series 2021A, 3.000%, 8/01/55
8/29 at 100.00 Aa3 1,842,125
1,205 Jamul Dulzura Union School District, San Diego County, California,
General Obligation Bonds, Election 1995 Series 2004A, 0.000%,
11/01/28 - NPFG Insured
No Opt. Call Baa2 986,775
3,795 Lake Tahoe Unified School District, El Dorado County, California, General
Obligation Bonds, Series 2010, 6.375%, 8/01/45 - AGM Insured
No Opt. Call A1 2,916,571
3,660 Lodi Unified School District, San Joaquin County, California, General
Obligation Bonds, Election 2016 Series 2021, 3.000%, 8/01/46
8/30 at 100.00 Aa2 2,912,006
12,000 Long Beach Community College District, California, General Obligation
Bonds, Refunding 2008 Election Series 2012B, 0.000%, 8/01/49, (UB)
(4),(7)
8/42 at 100.00 AA 7,623,000
10,900 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2017A, 4.000%, 8/01/47, (UB) (4)
8/27 at 100.00 AA- 10,710,340
5,000 Montebello Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2016 Series 2016A, 4.000%,
8/01/46, (UB) (4)
8/26 at 100.00 A1 4,751,650
650 Newman-Crows Landing Unified School District, Stanislaus County,
California, General Obligation Bonds, 2008 Election, Series 2010B,
6.600%, 8/01/49 - AGM Insured
No Opt. Call Aa3 534,170
2,000 Northern Inyo County Local Hospital District, California, General
Obligation Bonds, Election 2005 Series 2009, 0.000%, 11/01/38 - AGC
Insured
No Opt. Call AA 935,740
2,250 Orland Joint Unified School District, Glenn and Tehama Counties,
California, General Obligation Bonds, 2008 Election, Series 2012B,
6.000%, 8/01/51
8/37 at 100.00 AA 1,631,385
14,000 Pajaro Valley Unified School District, Santa Cruz County, California,
General Obligation Bonds, Refunding Election 2012 Series 2013A,
4.250%, 8/01/47, (UB) (4)
8/23 at 100.00 A+ 14,007,140

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,350 Paso Robles Joint Unified School District, San Luis Obispo and Monteray
Counties, California, General Obligation Bonds, Election 2006 Series
2010A, 0.000%, 9/01/34
No Opt. Call Aa3 $ 858,856
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
9,070 0.000%, 7/01/33 7/31 at 89.94 N/R 4,978,753
14,187 4.000%, 7/01/41 7/31 at 103.00 N/R 11,402,564
14,952 4.000%, 7/01/46 7/31 at 103.00 N/R 11,548,028
17,561 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43 2022 1
No Opt. Call N/R 8,012,170
4,725 River Delta Unified School District, Sacramento and Solano Counties,
California, General Obligation Bonds, School Faciliteis Improvement
District 2, Election 2004 Series 2008, 0.000%, 4/01/48 - AGM Insured
No Opt. Call AA 1,457,804
(7,920) San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Election of 2012 Series 2013C, 4.000%, 7/01/38, (UB)
7/23 at 100.00 AA- (7,988,746)
10,000 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Election of 2012 Series 2017I, 4.000%, 7/01/47, (UB)
(4)
7/27 at 100.00 Aa2 9,859,500
1,990 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2012R-2, 0.000%, 7/01/41 (7)
7/40 at 100.00 AA- 1,754,941
15,000 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2012R-2, 0.000%, 7/01/41, (UB)
(4),(7)
7/40 at 100.00 AA- 13,228,200
Santa Ana Unified School District, Orange County,
California, General Obligation Bonds, 2018 Election Series
2022C:
3,045 4.000%, 8/01/44, (UB) ,(WI/DD, Settling 12/02/22) 8/32 at 100.00 Aa3 2,993,266
5,680 4.000%, 8/01/45, (UB) ,(WI/DD, Settling 12/02/22) 8/32 at 100.00 Aa3 5,554,472
4,560 4.250%, 8/01/50 No Opt. Call Aa3 4,536,999
2,500 Santa Barbara Secondary High School District, Santa Barbara County,
California,General Obligation Bonds,  Election 2010 Series 2011A,
0.000%, 8/01/40, (UB) (4)
No Opt. Call AA 1,136,250
7,655 Savanna Elementary School District, Orange County, California, General
Obligation Bonds, Election 2008 Series 2012B, 6.750%, 2/01/52 - AGM
Insured
No Opt. Call A1 5,478,224
500 Selma Unified School District, Fresno County, California, General
Obligation Bonds, Election 2016 Series 2020C, 3.000%, 8/01/49 - AGM
Insured
8/30 at 100.00 AA 375,410
Southwestern Community College District, San Diego
County, California, General Obligation Bonds, Election of
2008, Series 2011C:
1,500 0.000%, 8/01/41 No Opt. Call AA- 681,510
5,730 0.000%, 8/01/46 No Opt. Call AA- 1,932,672
12,460 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2015B, 4.000%,
8/01/45, (UB) (4)
8/25 at 100.00 A1 11,546,807
4,845 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2021A-1, 3.000%, 8/01/51
- AGM Insured
8/31 at 100.00 AA 3,711,173
2,250 West Hills Community College District, California, General Obligation
Bonds, School Facilities Improvement District 3, 2008 Election Series
2011, 7.400%, 8/01/38 - AGM Insured
8/31 at 100.00 A1 2,298,397
5,155 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42 (7)
No Opt. Call AA- 3,969,144
239,755 Total Tax Obligation/General 185,709,792

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited - 35.2%
$ 1,000 Adelanto Community Facilities District Number 2006-2, San Bernadino
County, California, Special Tax Bonds, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 N/R $ 1,012,210
Anaheim Public Financing Authority, California, Lease
Revenue Bonds, Public Improvement Project, Series
1997C:
330 0.000%, 9/01/28 - AGM Insured No Opt. Call A1 270,273
240 0.000%, 9/01/30 - AGM Insured No Opt. Call A1 181,637
4,475 0.000%, 9/01/34 - AGM Insured No Opt. Call A1 2,778,930
1,985 0.000%, 9/01/35 - AGM Insured No Opt. Call AA 1,171,666
2,590 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 7A-1, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 N/R 2,621,624
Beaumont, California, Special Tax Bonds, Community
Facilities District 2016-1 Fairway Canyon, Series 2019:
300 5.000%, 9/01/44 9/25 at 103.00 N/R 306,132
400 5.000%, 9/01/49 9/25 at 103.00 N/R 405,540
Beaumont, California, Special Tax Bonds, Community
Facilities District 93-1 Improvement Area 17C, Series
2018:
750 5.000%, 9/01/43 9/25 at 103.00 N/R 766,732
1,115 5.000%, 9/01/48 9/25 at 103.00 N/R 1,131,257
1,035 Beaumont, California, Special Tax Bonds, Community Facilities District
93-1 Improvement Area 8D, Series 2018A, 5.000%, 9/01/48
9/25 at 103.00 N/R 1,050,090
1,900 Blythe Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Redevelopment Project 1, Refunding Series 2015,
5.000%, 5/01/38
11/25 at 100.00 N/R 1,943,795
Brea Redevelopment Agency, Orange County, California,
Tax Allocation Bonds, Project Area AB, Series 2003:
1,500 0.000%, 8/01/28 - AMBAC Insured No Opt. Call AA- 1,232,865
2,300 0.000%, 8/01/29 - AMBAC Insured No Opt. Call AA- 1,820,749
6,710 0.000%, 8/01/30 - AMBAC Insured No Opt. Call AA- 5,113,087
1,700 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%,
9/02/36
9/24 at 100.00 N/R 1,727,574
5,090 California Community College Financing Authority, Lease Revenue Bonds,
Refunding Series 2003, 0.000%, 6/01/33 - AMBAC Insured
No Opt. Call AA+ 3,276,535
1,450 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2020A, 4.000%, 9/01/45
9/26 at 103.00 N/R 1,303,463
California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2020B:
1,070 4.000%, 9/01/43 9/27 at 103.00 N/R 973,625
3,150 4.000%, 9/01/50 9/27 at 103.00 N/R 2,746,076
California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2021A:
660 4.000%, 9/01/41 9/28 at 103.00 N/R 602,606
2,190 4.000%, 9/01/46 9/28 at 103.00 N/R 1,949,472
3,005 4.000%, 9/01/51 9/28 at 103.00 N/R 2,606,988
4,000 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2022C, 6.250%, 9/01/52 ,(WI/DD, Settling 12/07/22)
9/29 at 103.00 N/R 4,050,240
3,000 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2022D, 6.125%, 9/01/52
9/29 at 103.00 N/R 3,106,380
1,000 California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2020-06, Series 2022B, 6.000%, 9/01/52
9/29 at 103.00 N/R 1,026,190
2,160 California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2020-6, County of Placer-PV400, Series
2022, 5.250%, 9/01/52
9/29 at 103.00 N/R 2,201,839
375 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2007-1 Orinda Wilder Project,
Refunding Series 2015, 5.000%, 9/01/37
9/25 at 100.00 N/R 383,535
California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2012-02,
Manteca Lifestyle Center, Series 2013A:
1,000 5.000%, 9/01/33 9/23 at 100.00 N/R 1,008,570
2,000 5.125%, 9/01/42 9/23 at 100.00 N/R 2,010,120

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 2,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-01 Improvement Area 2
University District, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 N/R $ 2,036,320
2,500 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-2 Rio Bravo, Series 2015A,
5.625%, 9/01/45
9/25 at 100.00 N/R 2,570,450
3,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2016-02 Delta Coves, Series 2019,
5.000%, 9/01/49
9/29 at 100.00 N/R 3,066,900
5,250 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2017-01 Horse Creek, Series 2018,
5.000%, 9/01/48
9/28 at 100.00 N/R 5,355,683
California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2018-01,
Wagon Wheel, Series 2020:
600 4.000%, 9/01/40 9/30 at 100.00 N/R 548,412
1,300 4.000%, 9/01/50 9/30 at 100.00 N/R 1,122,628
340 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2020-02 Improvement Area 2
Atwell, Series 2022, 5.250%, 9/01/52
9/32 at 100.00 N/R 341,890
4,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2021-01 Meadowlands, Series
2021-01, 4.000%, 9/01/51
9/31 at 100.00 N/R 3,431,520
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Refunding Series 2015R-1:
3,510 5.000%, 9/02/35 9/25 at 100.00 N/R 3,600,383
1,120 5.000%, 9/02/40 9/25 at 100.00 N/R 1,139,174
490 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A,
8.000%, 9/02/41
12/22 at 100.00 N/R 470,993
2,275 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2014A,
5.000%, 9/02/43
1/23 at 100.00 N/R 2,275,819
2,060 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2014B,
5.000%, 9/02/44
9/24 at 100.00 N/R 2,077,345
2,240 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2016A,
5.000%, 9/02/45
9/26 at 100.00 N/R 2,276,579
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2016B:
1,690 5.000%, 9/02/36 9/26 at 100.00 N/R 1,744,807
3,310 5.000%, 9/02/46 9/26 at 100.00 N/R 3,360,808
480 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2017A,
5.000%, 9/02/46
9/27 at 100.00 N/R 488,938
375 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2017B,
5.000%, 9/02/47
9/27 at 100.00 N/R 381,656
3,550 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2017C,
5.000%, 9/02/47
9/27 at 100.00 N/R 3,613,012
3,745 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2018A,
5.000%, 9/02/47
9/28 at 100.00 N/R 3,823,757
920 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2018B,
5.000%, 9/02/48
9/28 at 100.00 N/R 938,989

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2019B:
$ 3,300 5.000%, 9/02/44 9/29 at 100.00 N/R $ 3,396,855
3,370 5.000%, 9/02/49 9/29 at 100.00 N/R 3,441,242
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2019C:
725 5.000%, 9/02/44 9/29 at 100.00 N/R 746,279
2,310 5.000%, 9/02/49 9/29 at 100.00 N/R 2,360,173
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2020A:
850 4.000%, 9/02/50 9/30 at 100.00 N/R 724,438
805 5.000%, 9/02/50 9/30 at 100.00 N/R 815,529
1,995 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2021A,
4.000%, 9/02/41
9/31 at 100.00 N/R 1,757,615
5,000 California Statewide Communities Development Authority, Statewide
Infrastructure Program Revenue Bonds, Series 2020C, 4.000%, 9/02/50
9/30 at 100.00 N/R 4,256,550
1,000 California Statewide Communities Development Authority, Statewide
Infrastructure Program Revenue Bonds, Series 2021C, 4.000%, 9/02/51
9/31 at 100.00 N/R 844,320
1,000 California, San Francisco City and County Infrastructure and Revitalization,
Financing District Number 1, Treasure Island, Tax Increment Revenue
Bonds, Series 2022A, 5.000%, 9/01/52, 144A
9/32 at 100.00 N/R 970,470
1,085 Cathedral City Public Financing Authority, California, Tax Allocation Bonds,
Merged Redevelopment Project, Series 2000A, 0.000%, 8/01/33 - NPFG
Insured
No Opt. Call Baa2 702,245
1,540 Chino, California, Special Tax Bonds, Community Facilities District 2016-3,
Series 2017, 5.000%, 9/01/47
9/24 at 103.00 N/R 1,566,657
Chula Vista, California, Special Tax Bonds, Community
Facilities District 16-I Millenia Improvement Area 1, Series
2018:
895 5.000%, 9/01/43 9/25 at 103.00 N/R 919,523
1,115 5.000%, 9/01/48 9/25 at 103.00 N/R 1,138,002
320 City of Dublin, California, Community Facilities District No. 2015-1, Dublin
Crossing, Improvement Area No. 1, Special Tax Bonds, Series 2017,
5.000%, 9/01/47
9/27 at 100.00 N/R 324,042
Compton Public Finance Authority, California, Lease
Revenue Bonds, Refunding & Various Capital Projects,
Series 2008:
500 5.250%, 9/01/27 - AMBAC Insured 1/23 at 100.00 N/R 500,265
210 5.000%, 9/01/32 - AMBAC Insured 1/23 at 100.00 N/R 210,015
670 Corona, California, Special Tax Bonds, Community Facilities District 2002-
1 Dos Lagos Improvement Area 1, Refunding Series 2017, 5.000%,
9/01/37
9/24 at 103.00 N/R 694,770
Corona, California, Special Tax Bonds, Community Facilities
District 2018-1 Bedford, Series 2018A:
2,155 5.000%, 9/01/43 9/24 at 103.00 N/R 2,202,022
1,250 5.000%, 9/01/48 9/24 at 103.00 N/R 1,270,163
345 Corona, California, Special Tax Bonds, Community Facilities District 2018-2
Sierra Bella, Series 2022A, 5.000%, 9/01/51
9/29 at 103.00 N/R 346,042
Del Mar Union School District, San Diego County, California,
Special Tax Bonds, Community Facilities District 99-1,
Refunding Facilities Financing Series 2019:
2,400 4.000%, 9/01/44, (UB) (4) 9/29 at 100.00 AA 2,334,504
4,245 4.000%, 9/01/49, (UB) (4) 9/29 at 100.00 AA 4,077,535
2,000 Dixon, California, Special Tax Bonds, Community Facilities District 2019-1
Homestead, Improvement Area 1, Series 2019, 4.000%, 9/01/50
9/30 at 100.00 N/R 1,743,540

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Dublin Community Facilities District No. 2015-1, California,
Dublin Crossing, Improvement Area No. 4 Special Tax
Bonds, Series 2022:
$ 1,000 5.500%, 9/01/47 9/29 at 103.00 N/R $ 1,035,910
1,000 5.500%, 9/01/51 9/29 at 103.00 N/R 1,031,150
Dublin, California, Special Tax Bonds, Community Facilities
District 2015-1 Improvement Area 2 Dublin Crossing,
Series 2019:
2,800 5.000%, 9/01/44 9/26 at 103.00 N/R 2,869,048
4,100 5.000%, 9/01/49 9/26 at 103.00 N/R 4,174,743
Eastern Municipal Water District, California, Special Tax
Bonds, Community Facilities District 2012-61 Autumn
Winds, Series 2020:
575 3.000%, 9/01/44 9/27 at 103.00 N/R 411,573
350 4.000%, 9/01/50 9/27 at 103.00 N/R 302,722
465 Eastern Municipal Water District, California, Special Tax Bonds, Community
Facilities District 2016-72 Hidden Hills, Series 2020, 3.000%, 9/01/45
9/27 at 103.00 N/R 343,082
250 El Dorado County, California, Special Tax Bonds, Community Facilities
District 2005-2, Series 2006, 5.100%, 9/01/36
3/23 at 100.00 N/R 250,612
Elsinore Valley Municipal Water District, California, Special
Tax Bonds, Community Facilities District 2020-1 Horsethief
Area 1A, Series 2021A:
1,685 4.000%, 9/01/41, 144A 9/28 at 103.00 N/R 1,505,514
1,245 4.000%, 9/01/51, 144A 9/28 at 103.00 N/R 1,044,542
Elsinore Valley Municipal Water District, California, Special
Tax Bonds, Community Facilities District 2020-1 Horsethief
Improvement Area 2A, Series 2021A:
1,565 4.000%, 9/01/41, 144A 9/28 at 103.00 N/R 1,398,296
2,325 4.000%, 9/01/51, 144A 9/28 at 103.00 N/R 1,953,744
430 Fairfield, California, Special Tax Bonds, Community Facilities District 2007-
1 Fairfield Commons Project, Series 2008, 6.875%, 9/01/38
3/23 at 100.00 N/R 434,666
2,530 Fillmore, California, Special Tax Bonds, Community Facilities District 5,
Improvement Area, Series 2015A, 5.000%, 9/01/45
9/23 at 102.00 N/R 2,560,891
Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 19
Mangini Ranch, Series 2019:
1,140 5.000%, 9/01/44 9/26 at 103.00 N/R 1,161,478
1,000 5.000%, 9/01/49 9/26 at 103.00 N/R 1,015,340
Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 20
Russell Ranch, Series 2020:
1,250 5.125%, 9/01/47 ,(WI/DD, Settling 12/08/22) 9/29 at 103.00 N/R 1,264,863
1,300 5.125%, 9/01/52 ,(WI/DD, Settling 12/08/22) 9/29 at 103.00 N/R 1,303,796
1,000 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Folsom Community Facilities District 21 White Rock Springs Ranch,
Series 2019, 5.000%, 9/01/49
9/26 at 103.00 N/R 1,015,340
Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23
Folsom Ranch Improvement Area 1, Series 2020:
2,150 4.000%, 9/01/45 9/27 at 103.00 N/R 1,918,918
1,145 4.000%, 9/01/50 9/27 at 103.00 N/R 993,459
4,000 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Folsom Community Facilities District 23 Folsom Ranch Improvement
Area 1, Series 2022, 5.000%, 9/01/52
9/29 at 103.00 N/R 4,007,160
2,785 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Series 2017, 5.000%, 9/01/47
9/27 at 100.00 N/R 2,828,446
1,515 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Series 2022, 5.000%, 9/01/52
9/29 at 103.00 N/R 1,502,016
Folsom, California, Special Tax Bonds, Community Facilities
District 16 Islands at Parkshore Improvement Area 1,
Series 2018:
500 4.000%, 9/01/43 1/23 at 103.00 N/R 453,725
1,545 4.000%, 9/01/48 1/23 at 103.00 N/R 1,360,002

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Fontana, California,  Special Tax Bonds, Community Facilities
District 106, Mountain View, Series 2022:
$ 375 4.250%, 9/01/38 9/29 at 103.00 N/R $ 367,369
500 4.500%, 9/01/43 9/29 at 103.00 N/R 487,910
3,750 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-
XF1038, 11.740%, 6/01/45, 144A, (IF) (4)
6/25 at 100.00 A+ 4,677,713
1,030 Imperial, California, Special Tax Bonds, Community Facilities District 2005-
1 Springfield, Series 2015A, 5.000%, 9/01/36
9/25 at 100.00 N/R 1,055,214
155 Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged
Area Redevelopment Project, Subordinate Lien Refunding Series 2008A,
5.250%, 8/15/28
1/23 at 100.00 A 155,388
500 Irvine, California, Special Tax Bonds, Community Facilities District 2013-
3 Great Park, Improvement Area 1, Refunding Series 2014, 5.000%,
9/01/39
9/24 at 100.00 N/R 506,280
3,380 Jurupa Unified School District, California, Special Tax Bonds, Community
Facilities District 9, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 N/R 3,421,270
1,220 Lake Elsinore Unified School District, California, Special Tax Bonds,
Community Facilities District 2004-2, Series 2005, 5.350%, 9/01/35
3/23 at 100.00 N/R 1,223,904
1,000 Lake Elsinore Unified School District, California, Special Tax Bonds,
Community Facilities District 2006-2 Improvement Area B, Series 2018,
4.000%, 9/01/48
9/24 at 100.00 N/R 880,260
Lake Elsinore Unified School District, California, Special Tax
Bonds, Community Facilities District 2013-1, Series 2017:
800 4.000%, 9/01/42 9/24 at 103.00 N/R 731,376
1,000 4.000%, 9/01/47 9/24 at 103.00 N/R 885,030
475 Lake Elsinore, California, Special Tax Bonds, Community Facilities District
2006-1 Summerly Improvement Area KK, Series 2021, 4.000%, 9/01/42
9/28 at 103.00 N/R 423,049
4,170 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 5.000%, 9/02/40
9/25 at 100.00 N/R 4,238,138
Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 5, Series 2019:
605 5.650%, 9/01/38 9/26 at 103.00 N/R 572,342
970 5.750%, 9/01/43 9/26 at 103.00 N/R 919,007
Lee Lake Public Financing Authority, California, Junior Lien
Revenue Bonds, Series 2013B:
785 5.125%, 9/01/28 9/23 at 100.00 N/R 794,428
395 5.250%, 9/01/32 9/23 at 100.00 N/R 399,286
Lincoln, California, Special Tax Bonds, Community Facilities
District 2005-1 Sorrento Project, Series 2014A:
925 5.000%, 9/01/39 9/24 at 100.00 N/R 937,395
1,815 5.000%, 9/01/43 9/24 at 100.00 N/R 1,831,389
2,615 Los Alamitos Unified School District, Orange County, California,
Certificates of Participation, Series 2012, 6.050%, 8/01/42
8/29 at 100.00 Aa3 2,662,619
1,750 Los Angeles County Community Facilities District 2021-01, California,
Special Tax Bond, Valencia-Facilities Improvement Area 1, Series 2022,
5.000%, 9/01/47
9/29 at 103.00 N/R 1,767,588
1,675 Lower Magnolia Green Community Development Authority, Virginia,
Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A
3/25 at 100.00 N/R 1,557,968
2,022 Manteca Unified School District, San Joaquin County, California,
Certificates of Participation, Series 2004, 0.000%, 9/15/33 - NPFG
Insured
No Opt. Call Baa2 1,325,987
450 Marina Redevelopment Agency Successor Agency, California, Housing Tax
Allocation Bonds, Series 2018B, 5.000%, 9/01/38
9/25 at 103.00 N/R 469,341
3,000 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R 3,025,260
Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2006-1,
Series 2014:
500 4.125%, 9/01/39 3/23 at 102.00 N/R 475,110
500 4.250%, 9/01/44 3/23 at 102.00 N/R 463,740

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 500 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2011-1, Improvement Area 6, Series
2021, 4.000%, 9/01/50
9/28 at 103.00 N/R $ 432,460
Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2011-1,
Improvement Area 7, Series 2021:
1,325 5.125%, 9/01/47 9/29 at 103.00 N/R 1,347,949
2,000 5.250%, 9/01/52 9/29 at 103.00 N/R 2,043,380
1,000 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2014-2, Series 2017, 5.000%,
9/01/47
9/24 at 103.00 N/R 1,013,900
Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilties District 2011-1,
Improvement Area 1, Series 2015:
2,000 5.000%, 9/01/39 9/24 at 100.00 N/R 2,023,440
500 4.250%, 9/01/44 9/24 at 100.00 N/R 466,945
1,000 5.000%, 9/01/44 9/24 at 100.00 N/R 1,007,070
1,000 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilties District 2016-1, Improvement Area B, Series
2022, 4.625%, 9/01/52
9/29 at 103.00 N/R 953,260
1,055 Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced
Redevelopment Project 2, Series 2003A, 0.000%, 12/01/23 - AMBAC
Insured
No Opt. Call N/R 1,021,440
835 Moorpark, California, Special Tax Bonds, Community Facilities District
2004-1, Refunding Junior Lien Series 2014B, 5.000%, 9/01/33
9/24 at 100.00 N/R 851,341
970 Moreno Valley Unified School District, Riverside County, California, Special
Tax Bonds, Community Facilities District 2015-2, Series 2019, 5.000%,
9/01/48
9/25 at 103.00 N/R 990,011
1,085 Moreno Valley Unified School District, Riverside County, California, Special
Tax Bonds, Community Facilities District 2015-3, Series 2019, 4.000%,
9/01/44
9/25 at 103.00 N/R 976,706
825 Murrieta, California, Special Tax Bonds, Community Facilities District 2005-
5 Golden City Improvement Area A, Series 2017, 5.000%, 9/01/46
9/27 at 100.00 N/R 840,700
Northstar Community Services District, California, Special
Tax Bonds, Community Facilities District 1, Refunding
Series 2005:
980 1.363%, 9/01/28 2005 1 (5) 3/23 at 100.00 N/R 441,216
2,927 1.388%, 9/01/36 2005 1 (5) 3/23 at 100.00 N/R 1,316,963
1,250 Oceanside, California, Special Tax Bonds, Community Facilities District
2006-1, Pacific Coast Business Park, Series 2017, 5.000%, 9/01/38
9/25 at 102.00 N/R 1,294,713
880 Ontario, California, Special Tax Bonds, Community Facilities District 26
Park Place Facilities III, Series 2019, 5.000%, 9/01/47
9/26 at 103.00 N/R 901,780
1,200 Ontario, California, Special Tax Bonds, Community Facilities District 28
New Haven Facilities - Area A, Series 2017, 5.000%, 9/01/47
9/24 at 103.00 N/R 1,221,792
825 Ontario, California, Special Tax Bonds, Community Facilities District 54
Esperanza Facilities, Series 2022, 4.500%, 9/01/52
9/29 at 103.00 N/R 761,962
845 Ontario, California, Special Tax Bonds, Community Facilities District 55
Parklane Facilities, Series 2022, 5.000%, 9/01/53 ,(WI/DD, Settling
12/14/22)
9/29 at 103.00 N/R 851,692
4,000 Orange County, California, Special Tax Bonds, Community Facilities
District 2021-1 Rienda, Series 2022A, 5.000%, 8/15/52
8/29 at 103.00 N/R 4,053,280
Palm Desert, California, Special Tax Bonds, Community
Facilities District 2021-1 University Park, Series 2021:
315 3.000%, 9/01/31 9/28 at 103.00 N/R 286,798
375 4.000%, 9/01/41 9/28 at 103.00 N/R 344,145
1,340 4.000%, 9/01/51 9/28 at 103.00 N/R 1,162,517
1,230 Palmdale Community Redevelopment Agency, California, Tax Allocation
Bonds, Merged Redevelopment Project Areas, Series 2002, 0.000%,
12/01/30 - AMBAC Insured
No Opt. Call AA- 926,744
970 Patterson Public Finance Authority, California, Revenue Bonds, Community
Facilities District 2001-1, Senior Series 2013A, 5.750%, 9/01/39
9/23 at 100.00 N/R 980,922

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,050 Perris Joint Powers Authority, California, Local Agency Revenue Bonds,
Community Facilities District 2006-1, Meritage Homes, Refunding Series
2014B, 5.000%, 9/01/38
9/23 at 100.00 N/R $ 1,056,353
1,140 Perris Joint Powers Authority, California, Local Agency Revenue Bonds,
Community Facilities District 2007-2, Pacific Heritage, Series 2020,
4.000%, 9/01/48
9/27 at 103.00 N/R 982,885
2,990 Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los
Medanos Community Development Project, Series 1999, 0.000%,
8/01/27 - AMBAC Insured
No Opt. Call A+ 2,543,354
2,750 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2005L, 5.250%, 7/01/38 - AMBAC Insured
No Opt. Call AAA 2,653,888
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
57,954 0.000%, 7/01/46 7/28 at 41.38 N/R 14,605,567
13,600 0.000%, 7/01/51 7/28 at 30.01 N/R 2,558,976
1,500 5.000%, 7/01/58 7/28 at 100.00 N/R 1,423,215
2,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2018B-1, 4.750%, 7/01/53
7/28 at 100.00 N/R 1,827,400
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
3,000 4.329%, 7/01/40 7/28 at 100.00 N/R 2,717,760
4,645 4.329%, 7/01/40 7/28 at 100.00 N/R 4,207,998
1,000 4.784%, 7/01/58 7/28 at 100.00 N/R 914,100
Rancho Cardova, California, Special Tax Bonds, Community
Facilities District 2005-1 Sunridge North Douglas Series
2015:
1,200 5.000%, 9/01/40 9/25 at 100.00 N/R 1,218,660
1,250 5.000%, 9/01/45 9/25 at 100.00 N/R 1,264,613
1,590 Rancho Cordova, California, Special Tax Bonds, Communities Facilities
District 2014-1 Montelena, Series 2022, 5.000%, 9/01/42
9/28 at 103.00 N/R 1,627,286
Rancho Cordova, California, Special Tax Bonds, Community
Facilities District 2018-1 Grantline 208, Series 2019:
410 5.000%, 9/01/44 9/26 at 103.00 N/R 421,308
530 5.000%, 9/01/49 9/26 at 103.00 N/R 541,199
Redwood City Public Facilities and Infrastructure Authority,
San Mateo, California, Lease Revenue Bonds, Veterans
Memorial Building/Senior Center, Series 2021:
4,000 3.000%, 6/01/46, (UB) (4) 6/31 at 100.00 AA+ 3,107,160
2,500 3.000%, 6/01/51, (UB) (4) 6/31 at 100.00 AA+ 1,867,575
Redwood City Redevelopment Agency, California, Tax
Allocation Bonds, Project Area 2, Series 2003A:
1,755 0.000%, 7/15/29 - AMBAC Insured No Opt. Call A 1,397,875
1,260 0.000%, 7/15/31 - AMBAC Insured No Opt. Call A 927,259
1,185 Rio Vista, California, Special Tax Bonds, Community Faciliites District 2018-
1 Liberty Community, Series 2018-1, 5.000%, 9/01/48
9/25 at 103.00 N/R 1,207,657
1,185 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 4.250%, 9/01/47 - AGM Insured
9/29 at 103.00 AA 1,131,722
River Islands Public Financing Authority, California,
Special Tax Bonds, Community Facilities District 2003-1
Improvement Area 1, Subordinate Series 2022B-2:
1,000 5.000%, 9/01/42 9/29 at 103.00 N/R 1,007,660
2,525 5.250%, 9/01/47 9/29 at 103.00 N/R 2,565,552
2,015 5.000%, 9/01/52 9/29 at 103.00 N/R 1,979,455
1,000 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2019-1 Phase 2 Public Improvements,
Series 2019, 4.000%, 9/01/46
9/26 at 103.00 N/R 873,430
1,250 Riverside County Asset Leasing Corporation, California, Lease Revenue
Bonds, Capital Project, Tender Option Bond Trust 2015-XF1020,
13.259%, 11/01/45, 144A, (IF) (4)
11/25 at 100.00 A+ 1,629,412

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,295 Riverside County Asset Leasing Corporation, California, Leasehold
Revenue Bonds, Riverside County Hospital Project, Series 1997, 0.000%,
6/01/26 - NPFG Insured
No Opt. Call A+ $ 1,155,373
2,115 Riverside County, California, Special Tax Bonds, Community Facilities
District 03-1 Newport Road, Series 2014, 5.000%, 9/01/30
9/24 at 100.00 N/R 2,161,741
870 Riverside County, California, Special Tax Bonds, Community Facilities
District 04-2 Lake Hill Crest, Series 2012, 5.000%, 9/01/35
3/23 at 100.00 N/R 872,045
Riverside County, California, Special Tax Bonds, Community
Facilities District 05-8 Scott Road, Series 2013:
660 5.000%, 9/01/32 1/23 at 100.00 N/R 660,614
3,410 5.000%, 9/01/42 1/23 at 100.00 N/R 3,411,330
Riverside County, California, Special Tax Bonds, Community
Facilities District 07-2 Clinton Keith, Series 2017:
1,000 5.000%, 9/01/42 9/27 at 100.00 N/R 1,024,550
535 5.000%, 9/01/45 9/27 at 100.00 N/R 545,828
415 Riverside Unified School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 32, Series 2020, 4.000%, 9/01/45
9/27 at 103.00 N/R 366,715
Rocklin Unified School District, Placer County, California,
Special Tax Bonds, Community Facilities District 2, Series
2007:
1,010 0.000%, 9/01/34 - NPFG Insured No Opt. Call Baa2 627,927
1,155 0.000%, 9/01/35 - NPFG Insured No Opt. Call Baa2 680,053
815 Rocklin, Placer County, California, Special Tax Bonds, Community Facilities
District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39
9/25 at 100.00 N/R 831,642
935 Rohnert Park Community Development Agency, California, Tax Allocation
Bonds, Series 1999, 0.000%, 8/01/33
No Opt. Call Baa2 625,094
3,775 Romoland School District, California, Special Tax Bonds, Community
Facilities District 2004-1 Heritage Lake Improvement Area 3, Series
2013, 5.000%, 9/01/43
9/23 at 100.00 N/R 3,787,533
1,120 Romoland School District, California, Special Tax Bonds, Community
Facilities District 2006-1, Series 2017, 5.000%, 9/01/44
9/27 at 100.00 N/R 1,140,742
820 Romoland School District, California, Special Tax Bonds, Community
Facilities District 91-1, Series 2017, 5.000%, 9/01/41
9/27 at 100.00 N/R 838,253
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Hewlett Parkard Campus Oaks, Series 2016:
845 5.000%, 9/01/36 9/26 at 100.00 N/R 873,282
2,360 5.500%, 9/01/46 9/26 at 100.00 N/R 2,436,417
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Sierra Vista Villages, Series 2020:
490 4.000%, 9/01/45 9/27 at 103.00 N/R 441,113
1,300 4.000%, 9/01/50 9/27 at 103.00 N/R 1,133,301
625 Roseville, California, Special Tax Bonds, Community Facilities District 1
Villages at Sierra Vista, Series 2022, 4.500%, 9/01/52
9/29 at 103.00 N/R 585,512
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Westbrook, Series 2014:
1,100 5.000%, 9/01/34 9/24 at 100.00 N/R 1,120,042
1,395 5.000%, 9/01/44 9/24 at 100.00 N/R 1,406,732
2,050 Roseville, California, Special Tax Bonds, Community Facilities District 5
Fiddyment Ranch Public Facilities, Series 2017, 5.000%, 9/01/47, 144A
9/27 at 100.00 N/R 2,085,485
Roseville, California, Special Tax Bonds, SVSP Westpark-
Federico Community Facilities District 1, Series 2019:
500 5.000%, 9/01/44 9/26 at 103.00 N/R 514,670
700 5.000%, 9/01/49 9/26 at 103.00 N/R 716,016
2,755 Roseville, California, Special Tax Bonds, SVSP Westpark-Federico
Community Facilities District 1, Series 2022, 5.000%, 9/01/52
9/29 at 103.00 N/R 2,779,024
230 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, Series 2016, 5.500%, 11/01/46
11/26 at 100.00 N/R 231,132
1,510 Sacramento City Financing Authority California, Lease Revenue Bonds,
Master Lease Program Facilities Projects, Tender Option Bond Trust
2016-XG0100, 13.577%, 12/01/33 - AMBAC Insured, 144A, (IF) (4)
No Opt. Call AA- 2,637,245

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Sacramento City Financing Authority, California, Tax
Allocation Revenue Bonds, Merged Downtown
Sacramento and Oak Park Projects, Series 2005A:
$ 4,295 0.000%, 12/01/31 - FGIC Insured No Opt. Call Baa2 $ 3,097,511
4,435 0.000%, 12/01/32 - FGIC Insured No Opt. Call Baa2 3,057,578
275 Sacramento, California, Special Tax Bonds, Community Facilities District
05-1 College Square, Series 2007, 5.900%, 9/01/37
3/23 at 100.00 N/R 276,180
1,600 Sacramento, California, Special Tax Bonds, Community Facilities District
2018-01 Railyards, Improvements Series 2022, 5.375%, 9/01/52, 144A
9/29 at 103.00 N/R 1,622,832
Sacramento, California, Special Tax Bonds, North Natomas
Community Facilities District 7, Series 2017-01:
710 5.000%, 9/01/37, 144A 9/24 at 103.00 N/R 736,249
1,900 5.000%, 9/01/47, 144A 9/24 at 103.00 N/R 1,932,072
428 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts
Redevelopment Projects, Series 2007A, 2.700%, 12/31/26 (5)
No Opt. Call N/R 29,960
1,485 San Bernardino Community Facilities District Number 2020-1, California,
Special Tax Bonds, Series 2022, 4.500%, 9/01/52
9/29 at 103.00 N/R 1,358,671
390 San Bernardino County Financing Authority, California, Revenue Bonds,
Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 - NPFG
Insured
No Opt. Call Baa2 395,998
550 San Bernardino County, California, Special Tax Bonds, Community
Facilities District 2006-1 Lytle Creek North Improvement Area 1, Series
2015, 5.000%, 9/01/40
9/25 at 100.00 N/R 558,976
870 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters
Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
8/24 at 100.00 N/R 880,423
1,250 San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay South Redevelopment
Project, Series 2014A, 5.000%, 8/01/43
8/24 at 100.00 A- 1,289,750
12,610 San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay South Redevelopment
Project, Subordinate Series 2016D, 0.000%, 8/01/43, 144A
1/23 at 36.20 N/R 4,601,515
11,755 San Francisco City and County, California, Certificates of Participation, 49
South Van Ness Avenue Project, Green Series 2019A, 4.000%, 4/01/45,
(UB) (4)
4/27 at 100.00 AA 11,567,273
850 San Francisco City and County, California, Development Special Tax
Bonds, Mission Rock Facilities & Services Special Tax District 2020-1,
Series 2021A, 4.000%, 9/01/41, 144A
9/28 at 103.00 N/R 748,943
San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure
Island Improvement Area 1, Series 2020:
1,550 4.000%, 9/01/42 9/27 at 103.00 N/R 1,405,865
4,350 4.000%, 9/01/50 9/27 at 103.00 N/R 3,750,570
1,000 San Jacinto Unified School District, California, Community Facilities District
2003-1 Infrastructure Projects, Series 2016, 3.375%, 9/01/46
3/23 at 103.00 N/R 775,870
Santa Ana Financing Authority, California, Lease Revenue
Bonds, Police Administration and Housing Facility, Series
1994A:
110 6.250%, 7/01/24 No Opt. Call Baa2 114,201
5,000 Stockton, California, Special Tax Revenue Bonds, Community Facilities
District 19-1, Cannery Park II, Series 2022, 5.000%, 9/01/52
9/29 at 103.00 N/R 4,941,950
1,335 Sulphur Springs Union School District, California, Special Tax Bonds,
Community Facilities District 2006-1, Series 2018, 5.000%, 9/01/43
9/24 at 103.00 N/R 1,364,130
5,400 Sulphur Springs Union School District, California, Special Tax Bonds,
Community Facilities District 2014-1, Series 2022, 4.500%, 9/01/52
9/29 at 103.00 N/R 5,026,914
4,000 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1 Tejon Industrial Complex
East 2012B, 5.250%, 9/01/42
3/23 at 100.00 N/R 4,007,520
2,000 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1, Tejon Industrial Complex
Public Improvements-East, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 N/R 2,024,420

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 3,250 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1, Tejon Industrial Complex
Public Improvements-East, Series 2020, 4.000%, 9/01/50
9/27 at 103.00 N/R $ 2,833,253
1,045 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A
9/27 at 100.00 N/R 1,083,048
400 Temecula Valley Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2011-1, Series 2014,
4.250%, 9/01/44
3/23 at 102.00 N/R 373,556
1,285 Tracy, California, Special Tax Bonds, Community Facilities District 2016-1
Tracy Hills,  Improvement Area 1, Series 2019, 5.000%, 9/01/44
9/25 at 103.00 N/R 1,315,827
700 Victor Valley Union High School District, San Bernardino County,
California, Special Tax Bonds, Community Facilities District 2007-1,
Series 2013, 5.000%, 9/01/43
9/23 at 100.00 N/R 702,730
1,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2014C, 5.000%, 10/01/39, 144A
10/24 at 100.00 N/R 907,780
10,100 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Election 2012, Series 2015B,
4.000%, 8/01/54, (UB) (4)
8/25 at 100.00 A1 9,685,698
West Patterson Financing Authority, California, Special Tax
Bonds, Community Facilities District 2015-1 Arambel-
KDN, Refunding Series 2015:
350 5.250%, 9/01/35 9/25 at 100.00 N/R 361,078
785 5.250%, 9/01/45 9/25 at 100.00 N/R 799,593
3,540 West Sacramento Financing Authority, California, Special Tax Revenue
Bonds, Series 2014, 5.500%, 9/01/31
3/23 at 101.50 N/R 3,625,066
2,805 West Sacramento, California, Special Tax Bonds, Community Facilities
District 27 Bridge District, Refunding Series 2016, 5.000%, 9/01/40
9/26 at 100.00 N/R 2,863,316
7,760 West Sacramento, California, Special Tax Bonds, Community Facilities
District 27 Bridge District, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 N/R 7,900,922
2,155 Western Placer Unified School District, Placer County, California,
Certificates of Participation, Refinancing Project, Series 2017, 4.000%,
8/01/49 - AGM Insured, (UB) (4)
8/27 at 100.00 AA 2,073,886
Westside Union School District, California, Special Tax
Bonds, Community Facilities District 2018-1 Improvement
Area 1, Series 2021:
365 4.000%, 9/01/46 9/28 at 103.00 N/R 319,751
490 4.000%, 9/01/51 9/28 at 103.00 N/R 418,832
1,445 William S. Hart Union High School District, Los Angeles County, California,
Special Tax Bonds, Community Facilities District 2015-1, Series 2017,
5.000%, 9/01/47
9/26 at 100.00 N/R 1,464,666
1,860 Woodland, California, Special Tax Bonds, Community Facilities District
2004-1 Spring Lake, Refunding & Capital Projects Series 2016, 4.000%,
9/01/45
9/26 at 100.00 N/R 1,672,028
290 Yorkville United City Business District, Illinois, Storm Water and Water
Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/27 (5)
12/22 at 100.00 N/R 124,700
509,411 Total Tax Obligation/Limited 423,737,013
Transportation - 10.4%
Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Second Subordinate Lien
Series 2022C:
9,400 0.000%, 10/01/49 - AGM Insured, (UB) (4),(7) 10/37 at 100.00 BBB 4,551,480
34,890 0.000%, 10/01/52 - AGM Insured, (UB) (4),(7) 10/37 at 100.00 BBB 16,556,352
Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Senior Lien Series 2022A:
4,000 0.000%, 10/01/47, (UB) (4),(7) 10/37 at 100.00 A- 1,930,560
8,405 0.000%, 10/01/48, (UB) (4),(7) 10/37 at 100.00 A- 4,047,175
5,185 0.000%, 10/01/49, (UB) (4),(7) 10/37 at 100.00 A- 2,492,481
7,080 0.000%, 10/01/50, (UB) (4),(7) 10/37 at 100.00 A- 3,392,807
7,410 0.000%, 10/01/51 - AGM Insured, (UB) (4),(7) 10/37 at 100.00 A 3,570,583
4,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Subordinate Fixed Rate Series 2017S-7, 4.000%, 4/01/49,
(UB) (4)
4/27 at 100.00 A1 3,960,000

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 7,465 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Subordinate Series 2019S-8, 3.000%, 4/01/54, (UB) (4)
10/29 at 100.00 A1 $ 5,556,349
4,000 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call B+ 3,882,360
10,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 8,917,200
5,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A, 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A
1/23 at 102.00 N/R 4,568,200
2,000 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/35 -
AGM Insured
No Opt. Call BBB 1,235,600
10,845 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46,
(UB) (4)
1/31 at 100.00 Baa2 9,985,317
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
5,000 0.000%, 1/15/37 - AGM Insured No Opt. Call BBB 2,767,750
1,775 5.000%, 1/15/42 - AGM Insured 1/24 at 100.00 BBB 1,816,109
3,845 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Term Rate Series 2013B-2, 3.500%, 1/15/53 -
AGM Insured, (UB) (4)
7/29 at 100.00 A1 3,199,924
2,500 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Term Rate Sub-Series 2013B-1, 3.950%,
1/15/53 - AGM Insured
7/27 at 100.00 A1 2,264,575
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
450 6.250%, 10/01/34, (AMT) 10/23 at 100.00 Baa2 461,542
90 6.125%, 10/01/43 - AGM Insured, (AMT) 10/23 at 100.00 Baa2 92,217
Guam Port Authority, Port Revenue Bonds, Private Activity
Series 2018B:
250 5.000%, 7/01/36, (AMT) 7/28 at 100.00 Baa2 259,623
400 5.000%, 7/01/37, (AMT) 7/28 at 100.00 Baa2 414,092
3,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Series 2022G,
4.000%, 5/15/47, (AMT)
11/31 at 100.00 AA 2,779,590
10,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018C, 5.000%,
5/15/44, (AMT), (UB) (4)
11/27 at 100.00 AA- 10,255,200
5,165 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D, 5.000%, 5/01/48,
(AMT), (UB) (4)
5/28 at 100.00 A+ 5,256,369
4,500 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019A, 4.000%, 5/01/49,
(AMT), (UB) (4)
5/29 at 100.00 A+ 4,082,805
8,600 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E, 4.000%, 5/01/50,
(AMT), (UB) (4)
5/29 at 100.00 A+ 7,794,524
1,290 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Tender Option Bond Trust Series 2015-
XF1032, 11.836%, 5/01/44, 144A, (IF) (4)
5/24 at 100.00 A 1,343,032
200 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/49
1/25 at 100.00 BBB- 202,906
50 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%,
1/15/31 - NPFG Insured
No Opt. Call Baa2 35,743
6,650 San Jose, California, Airport Revenue Bonds, Refunding Series 2017A,
4.000%, 3/01/42 - BAM Insured, (AMT), (UB) (4)
3/27 at 100.00 A2 6,290,767

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 1,200 West Indian Company Limited, Virgin Island, Port Facilities Revenue
Bonds, WICO Financing, Series 2022B, 6.500%, 4/01/52, (AMT), 144A
10/29 at 104.00 N/R $ 1,160,220
174,645 Total Transportation 125,123,452
U.S. Guaranteed - 1.2% (8)
Anaheim Public Financing Authority, California, Lease
Revenue Bonds, Public Improvement Project, Series
1997C:
2,320 0.000%, 9/01/35 - AGM Insured, (ETM) No Opt. Call AA 1,479,812
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Tender Option Bond
Trust 2015-XF0120:
35 22.077%, 10/01/38, (Pre-refunded 10/01/24), 144A, (IF) (4) 10/24 at 100.00 N/R 40,223
1,955 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Windsor Mobile Country Club, Subordinate Series 2013B,
7.000%, 11/15/48, (Pre-refunded 11/15/23)
11/23 at 100.00 N/R 2,034,432
250 California Municipal Finance Authority, Revenue Bonds, Touro College
and University System, Series 2014A, 5.250%, 1/01/40, (Pre-refunded
7/01/24)
7/24 at 100.00 N/R 260,062
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
40 5.000%, 8/01/46, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 N/R 42,427
California School Finance Authority, Educational Facility
Revenue Bonds, Partnerships to Uplift Communities Valley
Project, Series 2014:
1,605 6.400%, 8/01/34, (Pre-refunded 2/01/24), 144A 2/24 at 100.00 BB+ 1,670,741
2,040 6.750%, 8/01/44, (Pre-refunded 2/01/24), 144A 2/24 at 100.00 BB+ 2,130,474
California State, General Obligation Bonds, Various Purpose,
Tender Option Bond Trust 2015-XF1041:
750 8.890%, 11/01/44, (Pre-refunded 11/01/24), 144A, (IF) (4) 11/24 at 100.00 AA- 757,688
1,000 California Statewide Communities Development Authority, Revenue
Bonds, Buck Institute for Research on Aging, Tender Option Bond
Trust 2015-XF1035, 14.718%, 5/15/24, (Pre-refunded 11/15/24) - AGM
Insured, 144A, (IF) (4)
11/24 at 100.00 AA 1,232,330
1,250 Dana Point, California, Special Tax Bonds, Community Facilities District
2006-1 Series 2014, 5.000%, 9/01/45, (Pre-refunded 9/01/23)
9/23 at 100.00 N/R 1,273,663
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
295 6.250%, 10/01/34, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2 302,567
410 6.125%, 10/01/43, (Pre-refunded 10/01/23) - AGM Insured, (AMT) 10/23 at 100.00 Baa2 420,098
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2013:
500 5.250%, 7/01/33, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2 507,825
1,000 5.500%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2 1,017,080
Santa Ana Financing Authority, California, Lease Revenue
Bonds, Police Administration and Housing Facility, Series
1994A:
110 6.250%, 7/01/24, (ETM) No Opt. Call Baa2 114,249
1,250 Stockton Public Financing Authority, California, Water Revenue Bonds,
Delta Water Supply Project, Series 2010A, 6.250%, 10/01/40, (Pre-
refunded 10/01/23)
10/23 at 100.00 A 1,288,637
14,810 Total U.S. Guaranteed 14,572,308
Utilities - 8.0%
3,000 Farmington, New Mexico, Pollution Control Revenue Bonds, Southern
California Edison Company - Four Corners Project, Refunding Series
2005A, 1.800%, 4/01/29
No Opt. Call A- 2,544,150
1,725 Gilroy Public Facilities Financing Authority, California, Wastewater
Revenue Bonds, Series 2021A, 3.000%, 8/01/51
8/31 at 100.00 AA 1,303,531
500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 Baa2 502,450

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 25 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.500%, 11/15/28
No Opt. Call A- $ 27,013
20,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017A, 5.000%, 7/01/47, (UB) (4)
1/27 at 100.00 AA- 21,015,600
7,775 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022A, 5.000%, 7/01/51
7/31 at 100.00 N/R 8,452,769
5,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022B, 5.000%, 7/01/47
No Opt. Call AA- 5,516,660
2,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Tender Option Bond Trust 3403. As of 6/4/2015
Converted to Trust 2015-XF2053, 14.635%, 1/01/24, 144A, (IF) (4)
7/24 at 100.00 Aa2 2,262,280
50 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A, 6.500%, 11/01/39
No Opt. Call BBB+ 60,666
480 Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water
System Project, Series 1999A, 5.500%, 5/01/29 - NPFG Insured
No Opt. Call Baa2 511,507
500 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A, 4.000%, 7/01/47,
144A
7/32 at 100.00 N/R 411,750
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A:
3,745 5.000%, 7/01/35, 144A 7/30 at 100.00 N/R 3,717,212
3,000 5.000%, 7/01/47, 144A 7/30 at 100.00 N/R 2,880,360
2,440 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/37, 144A
7/31 at 100.00 N/R 2,404,156
8,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (5)
1/23 at 100.00 D 5,960,000
25 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2005SS, 3.926%, 7/01/30 (5)
1/23 at 100.00 D 18,406
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD:
1,000 3.375%, 7/01/21 (5) 7/20 at 100.00 D 735,000
1,030 3.844%, 7/01/21 (5) 7/20 at 100.00 D 741,600
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2012A:
1,415 3.941%, 7/01/29 (5) 1/23 at 100.00 D 1,041,794
5,385 3.957%, 7/01/42 (5) 1/23 at 100.00 D 3,984,900
2,925 3.961%, 7/01/42 (5) 1/23 at 100.00 D 2,157,187
85 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 3.999%, 7/01/20 (5)
No Opt. Call D 63,006
1,950 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007TT, 3.957%, 7/01/32 (5)
1/23 at 100.00 D 1,443,000
1,140 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007VV, 5.250%, 7/01/34 - NPFG Insured
No Opt. Call D 1,133,103
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA:
500 3.978%, 7/01/24 (5) 1/23 at 100.00 D 371,250
275 3.978%, 7/01/25 (5) 1/23 at 100.00 D 204,188
3,000 3.978%, 7/01/27 (5) 1/23 at 100.00 D 2,227,500
1,020 3.978%, 7/01/31 (5) 1/23 at 100.00 D 757,350
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC:
135 3.957%, 7/01/24 (5) 1/23 at 100.00 D 99,900
200 3.941%, 7/01/27 (5) 1/23 at 100.00 D 147,250
2,000 3.990%, 7/01/28 (5) 1/23 at 100.00 D 1,485,000
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010XX:
1,445 3.926%, 7/01/25 (5) 1/23 at 100.00 D 1,063,881
95 3.978%, 7/01/26 (5) 1/23 at 100.00 D 70,538
1,000 3.978%, 7/01/35 (5) 1/23 at 100.00 D 742,500

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ:
$ 165 3.957%, 7/01/21 (5) 7/20 at 100.00 D $ 121,275
1,695 3.957%, 7/01/23 (5) No Opt. Call N/R 1,245,825
1,000 3.978%, 7/01/26 (5) 1/23 at 100.00 D 742,500
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A:
220 4.143%, 7/01/30 (5) 7/23 at 100.00 D 167,750
4,430 4.102%, 7/01/36 (5) 7/23 at 100.00 D 3,355,725
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series WW:
915 3.988%, 7/01/24 (5) 1/23 at 100.00 D 680,531
1,000 3.978%, 7/01/33 (5) 1/23 at 100.00 D 742,500
295 3.999%, 7/01/38 (5) 1/23 at 100.00 D 220,144
2,380 Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build
America Bond Series 2010EE, 4.036%, 7/01/30 (5)
1/23 at 100.00 D 1,773,100
San Joaquin County, California, Revenue Bonds, CSA
County Service Area 31, Refunding Series 2018A:
1,250 5.000%, 8/01/38 8/28 at 100.00 N/R 1,289,037
1,500 5.000%, 8/01/42 8/28 at 100.00 N/R 1,538,595
Southern California Public Power Authority, Natural Gas
Project 1 Revenue Bonds, Series 2007A:
1,000 5.000%, 11/01/29 No Opt. Call BBB+ 1,065,410
220 5.000%, 11/01/33 No Opt. Call BBB+ 235,292
2,190 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022A, 7.750%, 7/01/24
No Opt. Call N/R 2,152,945
150 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022B, 10.000%, 7/01/24
No Opt. Call N/R 149,309
5,020 West County Facilities Financing Authority, California, Wastewater
Revenue Bonds, Green Series 2021, 4.000%, 6/01/46, (UB) ,(WI/DD,
Settling 12/06/22)
6/31 at 100.00 AA- 4,963,374
106,295 Total Utilities 96,500,769
$ 2,042,686 Total Municipal Bonds (cost $1,580,318,454) 1,485,157,913
Shares Description (1) Value
X 1,357,286 COMMON STOCKS - 0.1%
X 1,357,286
Airlines - 0.1%
$ 94,060 American Airlines Group Inc (9),(10) $ 1,357,286
Total Common Stocks (cost $2,851,418) 1,357,286
Total Long-Term Investments (cost $1,583,169,872) 1,486,515,199
Floating Rate Obligations - (26.0)%   (312,098,000)
Other Assets Less Liabilities - 2.4%(11) 28,060,073
Net Assets - 100% $ 1,202,477,272
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note (734) 3/23 $ (79,495,195) $ (79,690,610) $ (195,415)
U.S. Treasury 10-Year Note (466) 3/23 (52,831,818) (52,891,000) (59,182)
Total $(132,327,013) $(132,581,610) $(254,597)

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,484,588,834 $ 569,079 $ 1,485,157,913
Common Stocks 1,357,286 – – 1,357,286
Investments in Derivatives:
Futures Contracts* (254,597) – – (254,597)
Total
$ 1,102,689 $ 1,484,588,834 $ 569,079 $ 1,486,260,602
*
Represents net unrealized appreciation (depreciation).
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) For fair value measurement disclosure purposes, investment classified as Level 3.
(7) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(9) On November 28, 2011, AMR Corp. ("AMR"), the parent company of American Airlines Group, Inc. ("AAL") filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement to meet AMR's unsecured bond obligations, the bondholders including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(10) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen California Municipal Bond Fund
Portfolio of Investments November 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.3%
X
1,732,414,838 MUNICIPAL BONDS - 99.3%
X 1,732,414,838
Consumer Staples - 0.0%
$ 370 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+ $ 318,932
Education and Civic Organizations - 5.4%
5,000 California Educational Facilities Authority, Revenue Bonds, Chapman
University, Series 2015, 5.000%, 4/01/45
4/25 at 100.00 A2 5,085,450
3,000 California Educational Facilities Authority, Revenue Bonds, University of
the Pacific, Refunding Series 2015, 5.000%, 11/01/36
11/25 at 100.00 A2 3,106,200
4,250 California Municipal Finance Authority, Charter School Revenue Bonds,
Partnerships to Uplift Communities Project, Series 2012A, 5.250%,
8/01/42
1/23 at 100.00 BB+ 3,907,492
California Municipal Finance Authority, Educational Facilities
Revenue Bonds, OCEAA Project, Series 2008A:
560 6.750%, 10/01/28 1/23 at 100.00 N/R 560,549
1,500 7.000%, 10/01/39 1/23 at 100.00 N/R 1,500,990
1,275 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2014A, 5.000%, 1/01/35
1/25 at 100.00 N/R 1,087,052
California Municipal Finance Authority, Revenue Bonds,
Linxs APM Project, Senior Lien Series 2018A:
8,595 4.000%, 12/31/47, (AMT) 6/28 at 100.00 A2 7,464,328
6,980 5.000%, 12/31/47, (AMT) 6/28 at 100.00 BBB- 7,020,763
1,040 California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2015A, 5.000%, 8/01/40,
144A
8/25 at 100.00 BBB 1,045,814
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
460 5.000%, 8/01/46, 144A 8/25 at 100.00 BBB 460,046
815 California School Finance Authority, Charter School Revenue Bonds,
Aspire Public School - Obligated Group,Issue No.6, Series 2020A,
5.000%, 8/01/52, 144A
8/28 at 100.00 BBB 804,592
California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series
2016:
410 5.000%, 6/01/46, 144A 6/26 at 100.00 N/R 366,753
500 5.000%, 6/01/51, 144A 6/26 at 100.00 N/R 439,515
375 California School Finance Authority, Charter School Revenue Bonds,
Kepler Neighborhood School, Series 2017A, 5.750%, 5/01/37, 144A
5/27 at 100.00 N/R 371,719
285 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/36,
144A
6/25 at 100.00 N/R 273,908
500 California School Finance Authority, Charter School Revenue Bonds,
Summit Public Schools Obligated Group, Series 2017, 5.000%, 6/01/47,
144A
6/27 at 100.00 Baa3 501,430
750 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2015A,
5.000%, 7/01/45, 144A
7/25 at 100.00 BBB 754,297
830 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016A,
5.000%, 7/01/46, 144A
7/25 at 100.00 BBB 834,192
5,235 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016C,
5.250%, 7/01/52, 144A
7/25 at 101.00 BBB 5,296,721

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2013:
$ 2,000 6.900%, 7/01/43 7/23 at 100.00 BB+ $ 2,024,800
4,040 7.000%, 7/01/48 7/23 at 100.00 BB+ 4,090,056
2,650 California State University, Systemwide Revenue Bonds, Refunding Series
2015A, 5.000%, 11/01/35
11/25 at 100.00 Aa2 2,792,146
3,100 California State University, Systemwide Revenue Bonds, Series 2018A,
5.000%, 11/01/43
11/28 at 100.00 Aa2 3,321,898
5,210 California State University, Systemwide Revenue Bonds, Series 2019A,
5.000%, 11/01/51
11/29 at 100.00 Aa2 5,573,918
7,100 California State University, Systemwide Revenue Bonds, Series 2020C,
3.000%, 11/01/39
11/30 at 100.00 Aa2 6,187,437
1,115 San Diego County, California, Limited Revenue Obligations, Sanford
Burnham Prebys Medical Discovery Institute, Series 2015A, 5.000%,
11/01/28
11/25 at 100.00 A1 1,188,724
15,325 University of California, General Revenue Bonds, Limited Project Series
2017M, 5.000%, 5/15/47
5/27 at 100.00 AA- 16,188,257
11,620 University of California, General Revenue Bonds, Limited Project Series
2018O, 5.000%, 5/15/43
5/28 at 100.00 AA- 12,440,721
94,520 Total Education and Civic Organizations 94,689,768
Financials - 0.0%
7 Cofina Class 2 Trust Tax-Exempt Class 2047, Puerto Rico. Unit Exchanged
From Cusip 74529JAN5, 0.000%, 8/01/47
No Opt. Call N/R 2,467
Health Care - 12.3%
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
17,205 5.000%, 11/15/46 11/26 at 100.00 A1 17,551,681
3,815 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48
11/27 at 100.00 A1 3,902,821
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2018A:
1,225 5.000%, 11/15/36 11/27 at 100.00 A1 1,303,976
11,100 5.000%, 11/15/48 11/27 at 100.00 A1 11,355,522
3,850 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/47
8/27 at 100.00 BBB+ 3,886,883
6,100 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2012A, 4.000%, 11/15/39
1/23 at 100.00 A+ 5,746,017
7,350 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 4.000%, 11/15/45
11/29 at 100.00 A+ 6,699,819
California Health Facilities Financing Authority, Revenue
Bonds, CommonSpirit Health, Series 2020A:
10,750 4.000%, 4/01/40 4/30 at 100.00 A- 10,144,238
3,175 4.000%, 4/01/45 4/30 at 100.00 A- 2,923,349
36,320 4.000%, 4/01/49 4/30 at 100.00 A- 32,752,286
3,940 California Health Facilities Financing Authority, Revenue Bonds, El Camino
Hospital, Refunding Series 2015A, 5.000%, 2/01/40
2/25 at 100.00 AA 4,004,301
830 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43
8/24 at 100.00 AA- 846,459
1,825 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 A+ 1,844,582
17,055 California Municipal Finance Authority, Revenue Bonds, Community
Health System, Series 2021A, 4.000%, 2/01/51 - AGM Insured
2/32 at 100.00 AA 16,305,092
250 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 Baa2 254,705
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
1,810 5.250%, 11/01/36 11/26 at 100.00 BBB- 1,820,987
5,000 5.250%, 11/01/41 11/26 at 100.00 BBB- 5,025,600
6,750 5.000%, 11/01/47 11/26 at 100.00 BBB- 6,783,412
10,310 5.250%, 11/01/47 11/26 at 100.00 BBB- 10,349,797

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 5,300 California Municipal Finance Authority, Reveue Bonds, Community
Medical Centers, Series 2017A, 5.000%, 2/01/47
2/27 at 100.00 A- $ 5,399,587
2,950 California Municipal Financing Authority, Certificates of Participation,
Palomar Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 AA 3,116,675
2,000 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/47
10/26 at 100.00 BBB- 2,019,600
2,500 California Statewide Communities Development Authority, California,
Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%,
10/01/46
10/26 at 100.00 A- 2,527,775
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A:
5,295 5.250%, 12/01/34 12/24 at 100.00 BB+ 5,404,024
6,000 5.250%, 12/01/44 12/24 at 100.00 BB+ 6,042,840
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A:
2,400 5.000%, 12/01/41, 144A 6/26 at 100.00 BB+ 2,400,552
17,250 5.250%, 12/01/56, 144A 6/26 at 100.00 BB+ 17,180,655
8,400 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 BB+ 8,469,048
California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series
2015A:
1,305 5.000%, 3/01/35 3/26 at 100.00 A 1,343,380
1,000 5.000%, 3/01/45 3/26 at 100.00 A 1,014,890
4,650 California Statewide Communities Development Authority, Revenue
Bonds, Adventist Health System/West, Series 2018A, 5.000%, 3/01/48
3/28 at 100.00 A 4,742,860
1,365 California Statewide Community Development Authority, Health Revenue
Bonds, Enloe Medical Center, Refunding Series 2022A, 5.250%, 8/15/52
- AGM Insured
8/32 at 100.00 AA 1,439,665
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System,
Series 2005A:
68 5.750%, 7/01/24 (4),(5) 1/22 at 100.00 N/R 68,131
78 5.750%, 7/01/30 (4),(5) 1/22 at 100.00 N/R 78,335
5 5.750%, 7/01/35 (4),(5) 1/22 at 100.00 N/R 5,102
74 California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22
(4),(5)
1/22 at 100.00 N/R 73,727
3,000 Kaweah Delta Health Care District, California, Revenue Bonds, Series
2015B, 5.000%, 6/01/40
6/25 at 100.00 A3 3,031,500
5,000 Palomar Health System, California, Revenue Bonds, Refunding Series
2017, 5.000%, 11/01/42
11/27 at 100.00 BBB 5,034,550
1,630 Upland, California, Certificates of Participation, San Antonio Regional
Hospital, Series 2017, 5.000%, 1/01/47
1/28 at 100.00 BBB 1,657,824
218,930 Total Health Care 214,552,247
Housing/Multifamily - 15.1%
19,170 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R 14,777,194
15,920 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R 11,715,846
26,675 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 N/R 23,409,713
1,950 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%,
2/01/56, 144A
2/31 at 100.00 N/R 1,443,800

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 560 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R $ 414,966
2,850 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A,
5.000%, 8/01/49, 144A
8/29 at 100.00 N/R 2,503,782
21,320 California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 N/R 18,238,834
11,284 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call BBB+ 10,958,097
12,560 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call BBB+ 11,334,871
1,541 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call BBB+ 1,497,329
California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Caritas Affordable Housing Inc Projects,
Senior Series 2014A:
170 5.250%, 8/15/39 8/24 at 100.00 A- 173,053
455 5.250%, 8/15/49 8/24 at 100.00 A- 461,466
3,235 California Statewide Community Development Authority, Multifamily
Housing Revenue Senior Bonds, Westgate Courtyards Apartments,
Series 2001X-1, 5.420%, 12/01/34 - AMBAC Insured, (AMT)
1/23 at 100.00 N/R 3,135,200
20,705 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 N/R 15,551,318
6,125 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A
8/31 at 100.00 N/R 4,022,165
5,675 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Enclave Apartments, Senior Series 2022A-1, 4.000%, 8/01/58,
144A
2/32 at 100.00 N/R 4,372,077
4,550 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-1, 3.000%, 12/01/56, 144A
12/31 at 100.00 N/R 2,955,817
920 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1,
3.600%, 5/01/47, 144A
5/32 at 100.00 N/R 715,594
8,660 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2,
3.250%, 5/01/57, 144A
5/32 at 100.00 N/R 5,894,429
1,255 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R 900,011
5,230 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 4,186,197
26,965 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 N/R 19,835,724
14,755 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 N/R 12,835,227
2,915 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-1, 2.875%, 8/01/41,
144A
8/31 at 100.00 N/R 2,398,695
8,640 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56,
144A
8/31 at 100.00 N/R 5,741,366
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Millennium South Bay-
Hawthorne, Series 2021A-1 and A-2:
4,355 3.375%, 7/01/43, 144A 7/32 at 100.00 N/R 3,343,987
11,190 3.250%, 7/01/56, 144A 7/32 at 100.00 N/R 7,177,825
17,875 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 13,111,491

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1:
$ 1,615 3.000%, 7/01/43, 144A 7/32 at 100.00 N/R $ 1,174,186
6,750 3.125%, 7/01/56, 144A 7/32 at 100.00 N/R 4,366,035
395 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B,
4.000%, 3/01/57, 144A
3/32 at 100.00 N/R 267,996
16,430 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 N/R 12,568,457
5,280 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R 3,680,846
5,280 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2,
3.000%, 12/01/56
12/31 at 100.00 N/R 3,460,776
440 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Renaissance at City Center, Series 2020A, 5.000%,
7/01/51, 144A
7/31 at 100.00 N/R 397,355
5,730 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56,
144A
7/31 at 100.00 N/R 4,383,335
7,475 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series
2021A, 3.250%, 10/01/58, 144A
4/32 at 100.00 N/R 4,884,688
2,100 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series 2021B,
4.000%, 9/01/46, 144A
9/31 at 100.00 N/R 1,596,210
3,995 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-1, 3.000%, 6/01/47, 144A
6/31 at 100.00 N/R 2,901,848
16,280 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 N/R 10,604,792
3,100 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series
2021A-2, 4.000%, 12/01/58
6/32 at 100.00 N/R 2,207,107
10,045 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 N/R 6,492,787
765 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%,
9/15/25
No Opt. Call N/R 775,695
115 San Jose, California, Multifamily Housing Senior Lien Revenue Bonds,
Fallen Leaves Apartments, Series 2002J1, 4.950%, 12/01/22 - AMBAC
Insured, (AMT)
12/22 at 100.00 N/R 115,000
343,300 Total Housing/Multifamily 262,983,187
Long-Term Care - 0.1%
1,275 California Health Facilities Financing Authority, Revenue Bonds, Northern
California Presbyterian Homes & Services Inc., Refunding Series 2015,
5.000%, 7/01/44
7/25 at 100.00 AA 1,322,073
1,000 California Statewide Communities Development Authority, Revenue
Bonds, Front Porch Communities & Services, Series 2021A, 4.000%,
4/01/41
4/31 at 100.00 A 956,950
2,275 Total Long-Term Care 2,279,023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General - 13.6%
$ 1,000 Acalanes Union High School District, Contra Costa County, California,
General Obligation Bonds, Refunding Series 2010A, 0.000%, 8/01/26
No Opt. Call Aa1 $ 896,190
4,000 Alum Rock Union Elementary School District, Santa Clara County,
California, General Obligation Bonds, Refunding Series 2013A, 6.000%,
8/01/39
8/23 at 100.00 A1 4,079,560
5,570 Bakersfield City School District, Kern County, California, General
Obligation Bonds, Series 2012C, 5.800%, 5/01/42
5/40 at 100.00 Aa3 3,923,118
21,830 California State, General Obligation Bonds, Various Purpose Refunding
Series 2015, 5.000%, 8/01/33
2/25 at 100.00 Aa2 22,862,777
1,940 California State, General Obligation Bonds, Various Purpose Series 2014,
5.000%, 10/01/37
10/24 at 100.00 Aa2 2,014,089
6,540 California State, General Obligation Bonds, Various Purpose Series 2015,
5.000%, 8/01/45
8/25 at 100.00 Aa2 6,790,547
California State, General Obligation Bonds, Various Purpose
Series 2016:
2,500 5.000%, 9/01/45 9/26 at 100.00 Aa2 2,633,200
835 5.000%, 9/01/46 9/26 at 100.00 Aa2 878,646
22,700 California State, General Obligation Bonds, Various Purpose Series 2018,
5.000%, 10/01/47
4/26 at 100.00 Aa2 23,732,623
1,770 California State, General Obligation Bonds, Various Purpose Series 2020,
4.000%, 11/01/45
11/25 at 100.00 Aa2 1,775,823
3,385 Chino Valley Unified School District, San Bernardino County, California,
General Obligation Bonds, 2016 Election Series 2020B, 5.000%,
8/01/55
8/30 at 100.00 Aa2 3,623,541
345 Golden West Schools Financing Authority, California, General Obligation
Revenue Refunding Bonds, School District Program, Series 1999A,
5.800%, 8/01/23 - NPFG Insured
No Opt. Call Baa2 351,962
14,500 Grossmont Healthcare District, California, General Obligation Bonds,
Refunding Series 2015D, 4.000%, 7/15/40
7/25 at 100.00 Aa2 14,357,610
7,000 Hacienda La Puente Unified School District, Los Angeles County,
California, General Obligation Bonds, 2016 Election, Series 2017A,
4.000%, 8/01/47
8/27 at 100.00 AAA 6,888,840
30 Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2008, Series 2009A, 5.500%,
8/01/29
1/23 at 100.00 Aa2 30,072
15,000 Los Angeles, California, General Obligation Bonds, Tax & Revenue
Anticipation Notes, Series 2022, 4.000%, 6/29/23
No Opt. Call N/R 15,137,100
6,225 Manteca Unified School District, San Joaquin County, California, General
Obligation Bonds, Election 2014 Series 2017B, 4.000%, 8/01/42
8/27 at 100.00 Aa2 6,214,044
10,000 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2015A, 4.000%, 8/01/40
8/25 at 100.00 Aa2 10,038,900
4,040 Morgan Hill Unified School District, Santa Clara County, California, General
Obligation Bonds, Election 2012 Series 2017B, 4.000%, 8/01/47
8/27 at 100.00 Aa1 3,972,370
1,740 Pajaro Valley Unified School District, Santa Cruz County, California,
General Obligation Bonds, Refunding Election 2012 Series 2013A,
4.250%, 8/01/47
8/23 at 100.00 Aa3 1,740,887
2,745 Palomar Community College District, San Diego County, California,
General Obligation Bonds, Election 2006 Series 2017D, 4.000%,
8/01/46
8/27 at 100.00 AA 2,744,890
9,440 Paramount Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2006 Series 2011, 0.000%, 8/01/45 (6)
2/33 at 100.00 Aa3 11,226,048
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
3,863 4.000%, 7/01/35 7/31 at 103.00 N/R 3,294,405
5,150 4.000%, 7/01/37 7/31 at 103.00 N/R 4,304,216
5,110 4.000%, 7/01/41 7/31 at 103.00 N/R 4,107,009
40,000 San Diego Community College District, San Diego County, California,
General Obligation Bonds, Election of 2006, Series 2013, 0.000%,
8/01/41 (6)
8/23 at 57.57 AAA 22,599,200
35,295 San Francisco Bay Area Rapid Transit District, California, General
Obligation Bonds, Election of 2016, Green Series 2020C-1, 4.000%,
8/01/45
8/29 at 100.00 Aaa 35,355,707

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,535 San Leandro Unified School District, Alameda County, California, General
Obligation Bonds, Election 2006 Series 2010C, 0.000%, 8/01/39 - AGC
Insured (6)
8/28 at 100.00 AA $ 1,410,205
2,345 Temecula Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election 2012 Series 2018C, 5.250%,
8/01/44
2/26 at 100.00 Aa1 2,478,313
2,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31 -
AGC Insured
8/26 at 100.00 AA 2,212,740
3,080 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2004 Election Series 2013B, 5.000%,
8/01/43
8/24 at 100.00 A1 3,109,014
645 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2013A, 5.500%,
8/01/40
8/24 at 100.00 A1 666,059
8,640 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2015B, 4.000%,
8/01/45
8/25 at 100.00 A1 8,006,775
1,100 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/24
No Opt. Call AA- 1,162,601
3,500 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42 (6)
No Opt. Call Aa2 2,694,860
255,398 Total Tax Obligation/General 237,313,941
Tax Obligation/Limited - 10.7%
995 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 19A, Series 2015B, 5.000%, 9/01/35
9/25 at 100.00 N/R 1,020,870
1,655 Bell Community Housing Authority, California, Lease Revenue Bonds,
Series 2005, 5.000%, 10/01/36 - AMBAC Insured
1/23 at 100.00 N/R 1,661,306
1,335 Brea and Olinda Unified School District, Orange County, California,
Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 -
AGM Insured
1/23 at 100.00 AA 1,337,229
2,480 California Community College Financing Authority, Lease Revenue Bonds,
Refunding Series 2003, 0.000%, 6/01/33 - AMBAC Insured
No Opt. Call AA+ 1,596,426
2,040 California Infrastructure and Economic Development Bank, Lease Revenue
Bonds, California State Teachers Retirement System Headquarters
Expansion, Green Bond-Climate Bond Certified Series 2019, 5.000%,
8/01/44
8/29 at 100.00 AA 2,177,863
1,960 California Infrastructure and Economic Development Bank, Revenue
Bonds, North County Center for Self-Sufficiency Corporation, Series
2004, 5.000%, 12/01/25 - AMBAC Insured
1/23 at 100.00 AA+ 1,963,998
2,000 California State Public Works Board, Lease Revenue Bonds, Department
of Corrections & Rehabilitation, Various Correctional Facilities Series
2014A, 5.000%, 9/01/39
9/24 at 100.00 Aa3 2,066,180
California State Public Works Board, Lease Revenue Bonds,
Judicial Council of California, New Stockton Courthouse,
Series 2014B:
5,120 5.000%, 10/01/32 10/24 at 100.00 Aa3 5,329,510
2,600 5.000%, 10/01/33 10/24 at 100.00 Aa3 2,705,456
3,820 5.000%, 10/01/34 10/24 at 100.00 Aa3 3,963,136
2,000 5.000%, 10/01/39 10/24 at 100.00 Aa3 2,069,140
1,000 California State Public Works Board, Lease Revenue Bonds, Judicial
Council of California, Various Projects Series 2013A, 5.000%, 3/01/30
3/23 at 100.00 Aa3 1,005,920
365 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A,
8.000%, 9/02/41
12/22 at 100.00 N/R 350,842
Chula Vista Municipal Finance Authority, California, Special
Tax Revenue Bonds, Refunding Series 2013:
1,915 5.500%, 9/01/27 9/23 at 100.00 AA- 1,955,445
2,165 5.500%, 9/01/29 9/23 at 100.00 AA- 2,208,820
1,520 5.500%, 9/01/30 9/23 at 100.00 AA- 1,550,065

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 3,200 Dublin, California, Special Tax Bonds, Community Facilities District 2015-1
Improvement Area 2 Dublin Crossing, Series 2019, 5.000%, 9/01/44
9/26 at 103.00 N/R $ 3,278,912
1,500 Elk Grove Financing Authority, California, Special Tax Revenue Bonds,
Series 2015, 5.000%, 9/01/38 - BAM Insured
9/25 at 100.00 AA 1,573,200
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
6,375 5.000%, 11/15/29 11/25 at 100.00 BB 6,520,223
3,725 5.000%, 11/15/39 11/25 at 100.00 BB 3,741,874
1,000 Huntington Beach, California, Special Tax Bonds, Community Facilities
District 2003-1 Huntington Center, Refunding Series 2013, 5.375%,
9/01/33
9/23 at 100.00 N/R 1,011,230
1,090 Irvine, California, Limited Obligation Improvement Bonds, Reassessment
District 15-2, Series 2015, 5.000%, 9/02/42
9/25 at 100.00 N/R 1,106,143
Irvine, California, Special Tax Bonds, Community Facilities
District 2013-3 Great Park, Improvement Area 1,
Refunding Series 2014:
500 5.000%, 9/01/39 9/24 at 100.00 N/R 506,280
750 5.000%, 9/01/44 9/24 at 100.00 N/R 756,308
3,260 Jurupa Community Services District, California, Special Tax Bonds,
Community Facilities District 33 Eastvale Area, Series 2014, 5.000%,
9/01/43
9/24 at 100.00 N/R 3,291,622
790 Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%,
9/01/40
9/24 at 100.00 N/R 798,358
1,620 Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Refunding Series 2015, 5.000%, 9/01/40
9/25 at 100.00 N/R 1,646,438
Lammersville Joint Unified School District, California, Special
Tax Bonds, Community Facilities District  2007-1 Mountain
House - Shea Homes Improvement Area 1, Series 2013:
1,000 6.000%, 9/01/38 9/23 at 100.00 N/R 1,014,130
1,750 6.000%, 9/01/43 9/23 at 100.00 N/R 1,771,070
505 Lancaster Redevelopment Agency, California, Tax Allocation Bonds,
Combined Area Sheriff's Facilities Projects, Refunding Series 2004,
5.000%, 12/01/23 - SYNCORA GTY Insured
1/23 at 100.00 AA 505,914
390 Lancaster Redevelopment Agency, California, Tax Allocation Bonds,
Combined Fire Protection Facilities Project, Refunding Series 2004,
5.000%, 12/01/23 - SYNCORA GTY Insured
1/23 at 100.00 AA 390,706
1,000 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 5.000%, 9/02/40
9/25 at 100.00 N/R 1,016,340
5,075 Los Angeles County Metropolitan Transportation Authority, California,
Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series
2019A, 5.000%, 7/01/44
7/28 at 100.00 AAA 5,452,428
3,000 Los Angeles County Public Works Financing Authority, California, Lease
Revenue Bonds, Multiple Capital Project, Series 2015A, 5.000%,
12/01/39
12/24 at 100.00 AA+ 3,084,390
Los Angeles County Public Works Financing Authority,
California, Lease Revenue Bonds, Series 2019E-1:
7,000 5.000%, 12/01/44 12/29 at 100.00 AA+ 7,614,950
4,495 5.000%, 12/01/49 12/29 at 100.00 AA+ 4,843,587
115 Menifee Union School District Public Financing Authority, California,
Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/36 - BAM
Insured
9/25 at 100.00 AA 119,331
1,455 Modesto, California, Speical Tax Bonds, Community Faclities District 2004-
1 Village One 2, Refunding Series 2014, 5.000%, 9/01/28
9/24 at 100.00 BBB+ 1,501,735
570 ndio, California, Special Tax Bonds, Community Facilities District 2004-3
Terra Lago, Improvement Area 1, Series 2015, 5.000%, 9/01/35
9/25 at 100.00 N/R 584,820
Oakland Redevelopment Successor Agency, California,
Tax Allocation Bonds, Refunding Subordinated Series
2015-TE:
3,250 5.000%, 9/01/35 - AGM Insured 9/25 at 100.00 AA 3,409,608
3,215 5.000%, 9/01/36 - AGM Insured 9/25 at 100.00 AA 3,367,873
255 Orange County, California, Special Tax Bonds, Community Facilities
District 2015-1 Esencia Village, Series 2015A, 5.250%, 8/15/45
8/25 at 100.00 N/R 259,475

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Patterson Public Finance Authority, California, Revenue
Bonds, Community Facilities District 2001-1, Senior Series
2013A:
$ 2,630 5.250%, 9/01/30 9/23 at 100.00 N/R $ 2,659,824
2,350 5.750%, 9/01/39 9/23 at 100.00 N/R 2,376,461
375 Patterson Public Finance Authority, California, Revenue Bonds, Community
Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%,
9/01/39
9/23 at 100.00 N/R 379,564
7,700 Peninsula Corridor Joint Powers Board, California, Measure RR Sales Tax
Revenue Bonds, Green Bonds-Climate Bond Certified, Series 2022A,
5.000%, 6/01/51
6/31 at 100.00 AA+ 8,436,197
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
6,940 0.000%, 7/01/33 7/28 at 86.06 N/R 4,008,405
36,031 5.000%, 7/01/58 7/28 at 100.00 N/R 34,186,573
Rancho Cucamonga Redevelopment Agency Successor
Agency, California, Tax Allocation Bonds, Rancho
Redevelopment Project, Series 2014:
1,600 5.000%, 9/01/30 9/24 at 100.00 AA+ 1,658,176
2,800 5.000%, 9/01/31 9/24 at 100.00 AA+ 2,902,508
2,400 5.000%, 9/01/32 9/24 at 100.00 AA+ 2,488,272
4,180 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 5.250%, 9/01/52 - AGM Insured
9/29 at 103.00 AA 4,498,182
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Westpark, Refunding Series 2015:
1,000 5.000%, 9/01/28 9/25 at 100.00 N/R 1,043,060
1,000 5.000%, 9/01/29 9/25 at 100.00 N/R 1,040,820
1,000 5.000%, 9/01/30 9/25 at 100.00 N/R 1,034,690
200 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/40
9/25 at 100.00 N/R 203,264
3,390 San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue
Bonds, Series 2019A, 4.000%, 7/01/38
7/27 at 100.00 AA+ 3,420,951
395 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters
Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
8/24 at 100.00 N/R 399,732
1,955 San Francisco City and County Redevelopment Agency, California,
Hotel Occupancy Tax Revenue Bonds, Refunding Series 2011, 5.000%,
6/01/25 - AGM Insured
1/23 at 100.00 AA 1,958,539
145 Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation
Bonds, Series 2011, 7.000%, 10/01/26
1/23 at 100.00 N/R 145,416
2,235 Stockton Public Financing Authority, California, Revenue Bonds, Arch Road
East Community Facility District 99-02, Series 2018A, 5.000%, 9/01/43
9/25 at 103.00 N/R 2,293,959
105 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.125%, 9/01/37, 144A
9/27 at 100.00 N/R 109,419
3,120 Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior
Green Series 2020A, 5.000%, 10/01/45
4/30 at 100.00 A- 3,218,342
395 Tustin, California, Special Tax Bonds, Community Facilities District 06-1
Tustin Legacy/Columbus Villages, Refunding Series 2015A, 5.000%,
9/01/37
9/25 at 100.00 A- 408,663
Tustin, California,Special Tax Bonds, Community Facilities
District 14-1 Tustin Legacy/Standard Pacific, Refunding
Series 2015A:
50 5.000%, 9/01/40 9/25 at 100.00 N/R 50,816
100 5.000%, 9/01/45 9/25 at 100.00 N/R 101,143
Vista Community Development Commission Taxable Non-
Housing Tax Allocation Revenue Bonds, California, Vista
Redevelopment Project, Series 2011:
7,600 6.000%, 9/01/33 1/23 at 100.00 AA 7,619,076
7,920 6.125%, 9/01/37 1/23 at 100.00 AA 7,939,958
187,471 Total Tax Obligation/Limited 186,711,161

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation - 18.5%
$ 50 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/25
No Opt. Call BBB+ $ 51,675
2,120 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call B+ 2,057,651
18,840 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46
1/31 at 100.00 A 17,346,553
Long Beach, California, Harbor Revenue Bonds, Series
2015D:
1,000 5.000%, 5/15/33 5/25 at 100.00 AA 1,054,290
2,785 5.000%, 5/15/34 5/25 at 100.00 AA 2,927,508
5,995 Long Beach, California, Harbor Revenue Bonds, Series 2019A, 5.000%,
5/15/44
5/29 at 100.00 Aa2 6,481,494
5,050 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Green Series 2022G, 5.000%, 5/15/52,
(AMT)
11/31 at 100.00 AA 5,213,367
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Series 2022C:
1,350 4.000%, 5/15/37, (AMT) 5/32 at 100.00 AA- 1,307,745
1,250 4.000%, 5/15/38, (AMT) 5/32 at 100.00 AA- 1,205,175
1,275 4.000%, 5/15/39, (AMT) 5/32 at 100.00 AA- 1,226,920
3,135 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%,
5/15/35, (AMT)
5/25 at 100.00 AA 3,215,758
355 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015E, 5.000%,
5/15/41
5/25 at 100.00 AA 367,297
6,925 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2016B, 5.000%,
5/15/46, (AMT)
5/26 at 100.00 AA- 7,039,263
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2018C:
1,935 5.000%, 5/15/36, (AMT) 11/27 at 100.00 AA- 2,024,552
1,800 5.000%, 5/15/38, (AMT) 11/27 at 100.00 AA- 1,869,426
24,440 5.000%, 5/15/44, (AMT) 11/27 at 100.00 AA- 25,063,709
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2019D:
2,000 5.000%, 5/15/30, (AMT) 11/28 at 100.00 AA- 2,154,780
1,415 5.000%, 5/15/34, (AMT) 11/28 at 100.00 AA- 1,504,287
3,275 5.000%, 5/15/37, (AMT) 11/28 at 100.00 AA- 3,432,265
3,500 5.000%, 5/15/39, (AMT) 11/28 at 100.00 AA- 3,647,455
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2019F:
1,285 5.000%, 5/15/37, (AMT) 5/29 at 100.00 AA- 1,351,242
12,950 5.000%, 5/15/44, (AMT) 5/29 at 100.00 AA- 13,367,378
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2021D:
10,225 5.000%, 5/15/37, (AMT) 11/31 at 100.00 AA- 10,922,243
7,000 3.000%, 5/15/40, (AMT) 11/31 at 100.00 AA- 5,660,130
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2022A:
9,250 5.000%, 5/15/45, (AMT) 5/32 at 100.00 AA- 9,639,148
1,000 4.000%, 5/15/49, (AMT) 5/32 at 100.00 AA- 908,650
16,305 Riverside County Transportation Commission, California, Toll Revenue
Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C,
4.000%, 6/01/47
6/31 at 100.00 A- 14,871,627

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
Riverside County Transportation Commission, California,
Toll Revenue Senior Lien Bonds, RCTC 91 Express Lanes,
Refunding Series 2021B-1:
$ 3,085 4.000%, 6/01/40 6/31 at 100.00 A $ 2,949,939
10,815 4.000%, 6/01/46 6/31 at 100.00 A 10,009,066
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2017A:
2,625 5.000%, 7/01/47 7/27 at 100.00 A+ 2,697,450
2,000 5.000%, 7/01/47, (AMT) 7/27 at 100.00 A+ 2,026,160
4,000 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 A+ 4,060,200
9,500 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B, 5.000%, 7/01/51, (AMT)
7/31 at 100.00 A+ 9,699,310
6,500 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose Second Series
2017B, 5.000%, 5/01/47
5/27 at 100.00 A+ 6,681,350
7,620 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Governmental Purpose Series
2016C, 5.000%, 5/01/46
5/26 at 100.00 A+ 7,804,861
4,295 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2014A, 5.000%, 5/01/40,
(AMT)
5/24 at 100.00 A+ 4,320,383
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2016B:
10,000 5.000%, 5/01/41, (AMT) 5/26 at 100.00 A+ 10,196,500
17,855 5.000%, 5/01/46, (AMT) 5/26 at 100.00 A+ 18,084,258
5,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2017A, 5.000%, 5/01/47,
(AMT)
5/27 at 100.00 A+ 5,077,200
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2018D:
7,170 5.000%, 5/01/43, (AMT) 5/28 at 100.00 A+ 7,346,167
9,320 5.000%, 5/01/48, (AMT) 5/28 at 100.00 A+ 9,484,871
6,175 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019A, 5.000%, 5/01/44,
(AMT)
5/29 at 100.00 A+ 6,338,205
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2019E:
18,500 5.000%, 5/01/45, (AMT) 5/29 at 100.00 A+ 18,958,245
3,515 5.000%, 5/01/50, (AMT) 5/29 at 100.00 A+ 3,581,469
16,460 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Refunding Senior Lien Toll Road Revenue Bonds, Series
2021A, 4.000%, 1/15/50
1/32 at 100.00 A 14,832,271
10,000 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/44
1/25 at 100.00 A- 10,167,600
23,160 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%,
1/15/25 - NPFG Insured
No Opt. Call Baa2 21,476,963
324,105 Total Transportation 321,704,056
U.S. Guaranteed - 11.3% (7)
8,310 Antelope Valley Community College District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Series 2017A,
5.250%, 8/01/42, (Pre-refunded 2/15/27)
2/27 at 100.00 AA 9,186,123
8,455 Antelope Valley Community College District, Los Angeles County,
California, General Obligation Bonds, Refunding Series 2015, 0.000%,
8/01/30, (Pre-refunded 2/15/25)
2/25 at 80.12 Aa2 6,392,656
4,450 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Series 2013S-4, 5.000%, 4/01/27, (Pre-refunded 4/01/23)
4/23 at 100.00 A1 4,489,694

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (7) (continued)
$ 3,915 California Educational Facilities Authority, Revenue Bonds, Pepperdine
University, Series 2015, 5.000%, 9/01/40, (Pre-refunded 9/01/25)
9/25 at 100.00 AA- $ 4,174,525
2,430 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43, (Pre-refunded
8/15/25)
8/25 at 100.00 A1 2,582,798
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
5,360 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 N/R 5,846,206
10,845 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2016A, 5.000%, 11/15/41, (Pre-refunded 11/15/25)
11/25 at 100.00 A1 11,601,873
1,500 California Municipal Finance Authority Charter School Revenue Bonds,
Albert Einstein Academies Project, Series 2013A, 6.750%, 8/01/33, (Pre-
refunded 8/01/23)
8/23 at 100.00 BB 1,541,385
1,245 California Municipal Finance Authority, Revenue Bonds, Touro College
and University System, Series 2014A, 5.250%, 1/01/34, (Pre-refunded
7/01/24)
7/24 at 100.00 N/R 1,295,111
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
40 5.000%, 8/01/46, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 N/R 42,427
California State, General Obligation Bonds, Various Purpose
Series 2013:
5,860 5.000%, 2/01/38, (Pre-refunded 2/01/23) 2/23 at 100.00 Aa2 5,885,315
5,430 5.000%, 2/01/43, (Pre-refunded 2/01/23) 2/23 at 100.00 Aa2 5,453,458
California Statewide Communities Development Authority,
Revenue Bonds, Cottage Health System Obligated Group,
Series 2015:
1,310 5.000%, 11/01/28, (Pre-refunded 11/01/24) 11/24 at 100.00 AA- 1,368,413
1,100 5.000%, 11/01/31, (Pre-refunded 11/01/24) 11/24 at 100.00 AA- 1,149,049
1,690 5.000%, 11/01/32, (Pre-refunded 11/01/24) 11/24 at 100.00 AA- 1,765,357
500 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Capital Appreciation, Election 2006
Refunding Series 2009C, 6.800%, 8/01/39, (Pre-refunded 8/01/27) -
AGM Insured
8/27 at 100.00 AA 589,500
3,780 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43,
(Pre-refunded 1/15/24)
1/24 at 100.00 A- 3,944,014
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
8,335 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 A 8,635,560
8,415 6.000%, 1/15/53, (Pre-refunded 1/15/24) 1/24 at 100.00 A 8,738,725
Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue
Bonds, Refunding Series 2015A:
17,210 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 A+ 18,274,955
21,090 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R 22,395,049
22,230 5.000%, 6/01/45, (Pre-refunded 6/01/25) 6/25 at 100.00 Aa3 23,605,592
4,390 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A,
0.000%, 6/01/28 - AMBAC Insured, (ETM)
No Opt. Call Aa3 3,753,450
6,000 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Series 2017A-1, 5.000%, 6/01/23,
(ETM)
No Opt. Call N/R 6,077,700
2,585 Los Angeles Community College District, California, General Obligation
Bonds, Refunding Series 2015A, 5.000%, 8/01/30, (Pre-refunded
8/01/24)
8/24 at 100.00 Aaa 2,692,820
1,115 Rio Elementary School District, California, Special Tax Bonds, Community
Facilities District 1, Series 2013, 5.500%, 9/01/39, (Pre-refunded
9/01/23)
9/23 at 100.00 N/R 1,139,787
6,470 Riverside County Transportation Commission, California, Sales Tax
Revenue Bonds, Limited Tax Series 2013A, 5.250%, 6/01/39, (Pre-
refunded 6/01/23)
6/23 at 100.00 AA+ 6,560,127

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (7) (continued)
Riverside County Transportation Commission, California, Toll
Revenue Senior Lien Bonds, Series 2013A:
$ 3,500 5.750%, 6/01/44, (Pre-refunded 6/01/23) 6/23 at 100.00 A $ 3,558,205
8,250 5.750%, 6/01/48, (Pre-refunded 6/01/23) 6/23 at 100.00 A 8,387,198
3,125 Rosemead School District, Los Angeles County, California, General
Obligation Bonds, Election 2008 Series 2013B, 5.850%, 8/01/43, (Pre-
refunded 8/01/23) - AGM Insured
8/23 at 100.00 AA 3,194,313
2,000 San Diego Community College District, San Diego County, California,
General Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/41,
(Pre-refunded 8/01/26)
8/26 at 100.00 AAA 2,174,400
2,000 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Series 2009-1, 6.000%, 7/01/33, (Pre-refunded
7/01/24)
7/24 at 100.00 Aa2 2,107,400
2,060 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election of 2006, Series 2013A, 0.000%,
9/01/37, (Pre-refunded 9/01/23)
9/23 at 48.21 Aaa 974,813
4,885 University of California Regents, Medical Center Pooled Revenue Bonds,
Series 2013J, 5.000%, 5/15/33, (Pre-refunded 5/15/23)
5/23 at 100.00 AA- 4,942,790
1,395 Walnut Valley Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2007 Measure S, Series 2014C,
5.000%, 8/01/39, (Pre-refunded 8/01/24)
8/24 at 100.00 Aa1 1,451,790
1,700 Yosemite Community College District, California, General Obligation
Bonds, Refunding Series 2015, 5.000%, 8/01/32, (Pre-refunded 8/01/25)
8/25 at 100.00 Aa2 1,807,678
192,975 Total U.S. Guaranteed 197,780,256
Utilities - 12.3%
California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources
Channelside LP Desalination Project, Series 2012:
5,000 5.000%, 7/01/37, (AMT), 144A 7/23 at 100.00 BBB 4,903,450
18,060 5.000%, 11/21/45, (AMT), 144A 7/23 at 100.00 BBB 17,138,037
California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, San Diego County Water
Authoriity Desalination Project Pipeline, Refunding Series
2019:
4,405 5.000%, 7/01/39, 144A 1/29 at 100.00 BBB 4,208,713
1,160 5.000%, 11/21/45, 144A 1/29 at 100.00 BBB 1,069,230
2,750 California Statewide Communities Development Authority, Pollution
Control Revenue Bonds, Southern California Edison Company,
Refunding Series 2006D, 2.625%, 11/01/33, (Mandatory Put 12/01/23)
No Opt. Call A- 2,721,125
10,725 California Statewide Communities Development Authority, Pollution
Control Revenue Bonds, Southern California Edison Company, Series
2006C, 2.625%, 11/01/33, (Mandatory Put 12/01/23)
No Opt. Call A- 10,612,388
80 California Statewide Community Development Authority, Water and
Wastewater Revenue Bonds, Pooled Financing Program, Series 2003A,
5.250%, 10/01/23 - AGM Insured
1/23 at 100.00 AA 80,178
140 Compton, California, Sewer Revenue Bonds, Refunding Series 1998,
5.375%, 9/01/23 - NPFG Insured
12/22 at 100.00 Baa2 140,291
2,290 Contra Costa Water District, Contra Costa County, California, Water
Revenue Bonds, Refunding Series 2019V, 5.000%, 10/01/44
10/29 at 100.00 AA+ 2,496,970
1,500 Eastern Municipal Water District Financing Authority, California, Water and
Wastewater Revenue Bonds, Series 2015B, 5.000%, 7/01/40
7/25 at 100.00 AAA 1,562,145
1,985 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2014D, 5.000%, 7/01/44
7/24 at 100.00 Aa2 2,035,836
5,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2016A, 5.000%, 7/01/46
1/26 at 100.00 Aa2 5,212,900
4,165 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2016B, 5.000%, 7/01/37
1/26 at 100.00 Aa2 4,401,614
2,930 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017A, 5.000%, 7/01/47
1/27 at 100.00 Aa2 3,078,785
9,780 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2018A, 5.000%, 7/01/38
1/28 at 100.00 Aa2 10,575,114

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Los Angeles Department of Water and Power, California,
Power System Revenue Bonds, Series 2019A:
$ 5,000 5.000%, 7/01/45 1/29 at 100.00 Aa2 $ 5,379,150
5,000 5.250%, 7/01/49 1/29 at 100.00 Aa2 5,421,100
32,975 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2020B, 5.000%, 7/01/50
7/30 at 100.00 Aa2 35,615,968
16,230 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2021B, 5.000%, 7/01/51
1/31 at 100.00 Aa2 17,574,169
4,800 Los Angeles Department of Water and Power, California, Water System
Revenue Bonds, Series 2022B, 5.000%, 7/01/43
1/32 at 100.00 Aa2 5,350,704
5,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2018B, 5.000%, 7/01/48
7/28 at 100.00 AA+ 5,333,700
16,990 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2020C, 5.000%, 7/01/39
7/30 at 100.00 Aa2 18,921,763
3,370 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2021B, 5.000%, 7/01/51
1/31 at 100.00 Aa2 3,658,876
10,000 Los Angeles, California, Wastewater System Revenue Bonds, Green Series
2015C, 5.000%, 6/01/45
6/25 at 100.00 AA+ 10,334,000
2,600 Los Angeles, California, Wastewater System Revenue Bonds, Refunding
Subordinate Lien Series 2013A, 5.000%, 6/01/35
6/23 at 100.00 AA 2,630,186
16,665 Metropolitan Water District of Southern California, Water Revenue Bonds,
Series 2020A, 5.000%, 10/01/45
10/29 at 100.00 AAA 18,267,007
3,595 Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water
System Project, Series 1999A, 5.500%, 5/01/29 - NPFG Insured
No Opt. Call Baa2 3,830,976
2,180 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 N/R 2,093,062
250 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 4.000%, 7/01/42, 144A
7/31 at 100.00 N/R 211,935
8,110 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 4.000%, 7/01/42, 144A
7/31 at 100.00 N/R 6,875,171
2,145 Santa Clara Valley Water District, California, Water System Revenue Bonds,
Refunding  Series 2020A, 5.000%, 6/01/45
6/30 at 100.00 Aa1 2,345,257
204,880 Total Utilities 214,079,800
$ 1,824,231 Total Long-Term Investments (cost $1,796,021,993) 1,732,414,838
Other Assets Less Liabilities - 0.7% 12,615,802
Net Assets - 100% $ 1,745,030,640

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,732,189,543 $ 225,295 $ 1,732,414,838
Total
$ – $ 1,732,189,543 $ 225,295 $ 1,732,414,838
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) For fair value measurement disclosure purposes, investment classified as Level 3.
(6) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity

Nuveen Connecticut Municipal Bond Fund
Portfolio of Investments November 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 100.9%
X 218,566,591 MUNICIPAL BONDS - 100.9%
X 218,566,591
Education and Civic Organizations - 18.4%
$ 1,220 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Avon Old Farms School, Series 2021D-1, 4.000%, 7/01/41
7/31 at 100.00 A3 $ 1,181,302
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Choate Rosemary Hall, Series 2020F:
380 4.000%, 7/01/39 7/30 at 100.00 Aa2 386,422
1,100 4.000%, 7/01/42 7/30 at 100.00 Aa2 1,092,850
3,465 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Connecticut College, Series 2022L, 5.000%, 7/01/42
No Opt. Call A3 3,670,672
1,250 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Connecticut College, Series 2022M, 4.000%, 7/01/52
7/32 at 100.00 A2 1,122,250
1,885 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2016Q-1, 5.000%, 7/01/46
7/26 at 100.00 A2 1,941,663
750 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2017R, 4.000%, 7/01/47
7/27 at 100.00 A2 693,292
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Greenwich Academy, Series 2021G:
1,500 4.000%, 3/01/41 3/31 at 100.00 A1 1,498,080
1,000 4.000%, 3/01/46 3/31 at 100.00 A1 965,290
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Hopkins School, Series 2022E:
1,545 5.250%, 7/01/47 7/32 at 100.00 AA- 1,682,211
1,000 5.000%, 7/01/53 7/32 at 100.00 AA- 1,037,300
5,095 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Refunding Series 2015L, 5.000%, 7/01/45
7/25 at 100.00 A- 5,181,055
1,750 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Series 2016M, 5.000%, 7/01/35
7/26 at 100.00 A- 1,820,420
2,685 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series 2017I-1, 5.000%, 7/01/42
7/27 at 100.00 A 2,767,993
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Sacred Heart University, Series 2020K:
2,000 5.000%, 7/01/40 7/30 at 100.00 A 2,116,160
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, The Taft School Isue, Series 2021L:
790 3.000%, 7/01/41 7/31 at 100.00 Aa3 634,346
2,210 3.000%, 7/01/46 7/31 at 100.00 Aa3 1,644,815
3,170 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity College, Series 2020R, 4.000%, 6/01/45
6/30 at 100.00 A+ 2,933,740
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Trinity College, Series 2021S:
2,000 4.000%, 6/01/46 12/31 at 100.00 A+ 1,889,740
1,925 4.000%, 6/01/51 12/31 at 100.00 A+ 1,767,381
1,900 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
University of Hartford, Series 2022P, 5.375%, 7/01/52
7/32 at 100.00 BBB- 1,891,393
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, University of New Haven, Series 2018K-1:
2,000 5.000%, 7/01/37 7/28 at 100.00 BBB- 1,970,880
50 5.000%, 7/01/38 7/28 at 100.00 BBB- 48,989
40,670 Total Education and Civic Organizations 39,938,244

Nuveen Connecticut Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care - 15.8%
$ 4,600 Connecticut Health and Educational Facilities Authority Revenue Bonds,
Hartford HealthCare, Series 2015F, 5.000%, 7/01/45
7/25 at 100.00 A+ $ 4,626,358
695 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Griffin Hospital, Series 2020G-1, 5.000%, 7/01/39, 144A
7/29 at 100.00 BB+ 661,987
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Hartford HealthCare Issue, Series 2020A:
2,700 4.000%, 7/01/38 1/30 at 100.00 A+ 2,590,731
1,685 4.000%, 7/01/40 1/30 at 100.00 A+ 1,585,248
3,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 A+ 2,689,110
500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare, Series 2014E, 5.000%, 7/01/42
7/24 at 100.00 A+ 501,790
1,995 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Middlesex Hospital, Series 2015O, 5.000%, 7/01/36
7/25 at 100.00 A3 2,023,928
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A:
2,455 4.000%, 7/01/34 7/29 at 100.00 BBB+ 2,343,174
2,235 4.000%, 7/01/36 7/29 at 100.00 BBB+ 2,082,953
6,020 4.000%, 7/01/49 7/29 at 100.00 BBB+ 5,124,766
1,885 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2016K, 4.000%, 7/01/46
7/26 at 100.00 BBB+ 1,644,983
2,350 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/41
6/26 at 100.00 AA- 2,408,045
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale-New Haven Health Issue, Series
2014E:
2,400 5.000%, 7/01/32 7/24 at 100.00 AA- 2,461,944
2,520 5.000%, 7/01/33 7/24 at 100.00 AA- 2,582,395
830 5.000%, 7/01/34 7/24 at 100.00 AA- 849,356
35,870 Total Health Care 34,176,768
Housing/Multifamily - 0.8%
1,905 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019B-1, 3.300%, 11/15/39
11/28 at 100.00 AAA 1,792,376
Housing/Single Family - 1.0%
Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Green Series 2021B-3:
1,440 2.150%, 11/15/41 11/30 at 100.00 AAA 1,015,560
1,560 2.300%, 11/15/46 11/30 at 100.00 AAA 1,046,245
200 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-3, 1.850%, 5/15/38
5/30 at 100.00 AAA 139,992
3,200 Total Housing/Single Family 2,201,797
Long-Term Care - 3.4%
1,100 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Duncaster, Inc., Series 2014A, 5.000%, 8/01/44
8/24 at 100.00 BBB 1,100,264
1,200 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Healthcare Facility Expansion Church Home of Hartford Inc. Project,
Series 2016A, 5.000%, 9/01/46, 144A
9/26 at 100.00 BB 1,086,972
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Mary Wade Home Issue, Series 2019A-1:
1,000 5.000%, 10/01/39, 144A 10/24 at 104.00 BB 896,820
200 5.000%, 10/01/54, 144A 10/24 at 104.00 BB 162,582
2,650 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
McLean Affiliates, Series 2020A, 5.000%, 1/01/45, 144A
1/26 at 102.00 BB+ 2,494,578
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, The Jerome Home Issue, Series 2021E:
730 4.000%, 7/01/41 7/28 at 103.00 BBB 620,653
1,250 4.000%, 7/01/51 7/28 at 103.00 BBB 982,100
8,130 Total Long-Term Care 7,343,969

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General - 27.6%
Bridgeport, Connecticut, General Obligation Bonds, Series
2014A:
$ 600 5.000%, 7/01/32 - AGM Insured 7/24 at 100.00 AA $ 618,666
1,000 5.000%, 7/01/33 - AGM Insured 7/24 at 100.00 AA 1,030,220
1,065 5.000%, 7/01/34 - AGM Insured 7/24 at 100.00 AA 1,093,137
2,000 Bridgeport, Connecticut, General Obligation Bonds, Series 2016D,
5.000%, 8/15/41 - AGM Insured
8/26 at 100.00 AA 2,083,980
Bridgeport, Connecticut, General Obligation Bonds, Series
2021A:
765 4.000%, 8/01/41 8/31 at 100.00 A+ 726,941
375 4.000%, 8/01/46 8/31 at 100.00 A+ 339,641
2,425 Connecticut Health and Educational Facilities Authoroity, Revneue Bonds,
Connecticut State University System, Series 2016P-1, 5.000%, 11/01/28
11/26 at 100.00 AA- 2,610,076
Connecticut Housing Finance Authority, State Supported
Special Obligation Bonds, Series 2021-27:
1,000 2.400%, 6/15/41 6/31 at 100.00 AA- 780,480
1,000 2.550%, 6/15/46 6/31 at 100.00 AA- 774,020
1,000 Connecticut Housing Finance Authority, State Supported Special
Obligation Bonds, Series 2021-28, 2.375%, 6/15/40
6/31 at 100.00 AA- 718,500
2,400 Connecticut State, General Obligation Bonds, Series 2014A, 5.000%,
3/01/31
3/24 at 100.00 AA- 2,463,480
3,000 Connecticut State, General Obligation Bonds, Series 2014F, 5.000%,
11/15/34
11/24 at 100.00 AA- 3,107,730
2,370 Connecticut State, General Obligation Bonds, Series 2015F, 5.000%,
11/15/34
11/25 at 100.00 AA- 2,495,397
Connecticut State, General Obligation Bonds, Series 2017A:
1,000 5.000%, 4/15/34 4/27 at 100.00 AA- 1,072,560
3,270 5.000%, 4/15/35 4/27 at 100.00 AA- 3,490,006
1,510 Connecticut State, General Obligation Bonds, Series 2018A, 5.000%,
4/15/37
4/28 at 100.00 AA- 1,618,207
1,325 Connecticut State, General Obligation Bonds, Series 2018C, 5.000%,
6/15/38
6/28 at 100.00 AA- 1,418,002
Connecticut State, General Obligation Bonds, Series 2019A:
1,150 5.000%, 4/15/36 4/29 at 100.00 AA- 1,249,946
1,450 4.000%, 4/15/37, (UB) (4) 4/29 at 100.00 AA- 1,472,388
650 5.000%, 4/15/39, (UB) (4) 4/29 at 100.00 AA- 699,342
Connecticut State, General Obligation Bonds, Series 2020A:
2,000 4.000%, 1/15/37 1/30 at 100.00 AA- 2,035,740
2,250 5.000%, 1/15/40 1/30 at 100.00 AA- 2,418,345
750 Connecticut State, General Obligation Bonds, Series 2020C, 5.000%,
6/01/40
6/30 at 100.00 AA- 809,235
2,000 Connecticut State, General Obligation Bonds, Series 2021A, 3.000%,
1/15/40
1/31 at 100.00 AA- 1,666,320
East Haddam, Connecticut, General Obligation Bonds,
Series 2020A:
300 3.000%, 12/01/37 12/28 at 100.00 AA+ 268,617
250 3.000%, 12/01/40 12/28 at 100.00 AA+ 209,165
East Lyme, Connecticut, General Obligation Bonds, Series
2020:
880 3.000%, 7/15/38 7/28 at 100.00 AA 750,781
500 3.000%, 7/15/39 7/28 at 100.00 AA 420,555
325 3.000%, 7/15/40 7/28 at 100.00 AA 268,609
500 Hamden, Connecticut, General Obligation Bonds, Series 2016, 5.000%,
8/15/33 - BAM Insured
8/24 at 100.00 AA 510,485
1,000 Hartford County Metropolitan District, Connecticut, General Obligation
Bonds, Refunding Series 2019C, 4.000%, 7/15/40
7/29 at 100.00 AA 1,000,630
1,035 Hartford County Metropolitan District, Connecticut, General Obligation
Bonds, Series 2018, 5.000%, 7/15/35
7/28 at 100.00 AA 1,132,331
Hartford County Metropolitan District, Connecticut, General
Obligation Bonds, Series 2019A:
1,000 4.000%, 7/15/38 7/29 at 100.00 AA 1,005,770
1,075 4.000%, 7/15/39 7/29 at 100.00 AA 1,079,558

Nuveen Connecticut Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,800 Hartford County Metropolitan District, Connecticut, General Obligation
Bonds, Series 2021A, 4.000%, 9/01/41
9/31 at 100.00 AA $ 1,782,288
1,000 New Haven, Connecticut, General Obligation Bonds, Refunding Series
2016A, 5.000%, 8/15/36 - AGM Insured
8/26 at 100.00 AA 1,052,520
New Haven, Connecticut, General Obligation Bonds, Series
2015:
795 5.000%, 9/01/32 - AGM Insured 9/25 at 100.00 AA 834,766
1,620 5.000%, 9/01/33 - AGM Insured 9/25 at 100.00 AA 1,698,311
500 5.000%, 9/01/35 - AGM Insured 9/25 at 100.00 AA 521,205
485 North Haven, Connecticut, General Obligation Bonds, Series 2006,
5.000%, 7/15/24
No Opt. Call Aa1 503,852
1,035 Oxford, Connecticut, General Obligation Bonds, Series 2019A, 4.000%,
8/01/39
8/29 at 100.00 Aa2 1,037,308
2,370 Stratford, Connecticut, General Obligation Bonds, Series 2017, 4.000%,
1/01/39 - BAM Insured
1/27 at 100.00 AA 2,357,368
Stratford, Connecticut, General Obligation Bonds, Series
2020A:
365 4.000%, 7/01/38 - BAM Insured 7/30 at 100.00 AA 364,449
330 4.000%, 7/01/40 - BAM Insured 7/30 at 100.00 AA 323,700
Waterbury, Connecticut, General Obligation Bonds, Lot A
Series 2015:
555 5.000%, 8/01/30 - BAM Insured 8/25 at 100.00 AA 584,676
485 5.000%, 8/01/31 - BAM Insured 8/25 at 100.00 AA 510,511
765 5.000%, 8/01/32 - BAM Insured 8/25 at 100.00 AA 804,421
555 5.000%, 8/01/33 - BAM Insured 8/25 at 100.00 AA 582,733
555 5.000%, 8/01/34 - BAM Insured 8/25 at 100.00 AA 582,056
2,000 West Haven, Connecticut, General Obligation Bonds, Series 2012, 5.000%,
8/01/24 - AGM Insured
1/23 at 100.00 AA 2,003,400
750 West Haven, Connecticut, General Obligation Bonds, Series 2020, 4.000%,
3/15/40 - BAM Insured
3/30 at 100.00 AA 742,492
59,185 Total Tax Obligation/General 59,724,916
Tax Obligation/Limited - 18.0%
Connecticut Higher Education Supplemental Loan Authority,
Revenue Bonds, CHELSA Loan Program, Series 2021B:
750 5.000%, 11/15/27, (AMT) No Opt. Call Aa3 791,250
545 5.000%, 11/15/28, (AMT) No Opt. Call Aa3 579,907
560 5.000%, 11/15/29, (AMT) No Opt. Call Aa3 600,673
500 5.000%, 11/15/30, (AMT) No Opt. Call Aa3 540,445
1,930 Connecticut Higher Education Supplemental Loan Authority, State
Supported Revenue Bonds, CHESLA Loan Program, Series 2020B,
3.250%, 11/15/36, (AMT)
11/29 at 100.00 Aa3 1,669,643
2,500 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2013A, 5.000%, 10/01/33
10/23 at 100.00 AA 2,541,775
1,390 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2015A, 5.000%, 8/01/33
8/25 at 100.00 AA 1,463,100
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2016A:
1,000 5.000%, 9/01/32 9/26 at 100.00 AA 1,074,930
3,500 5.000%, 9/01/33 9/26 at 100.00 AA 3,754,240
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2018A:
2,000 5.000%, 1/01/37 1/28 at 100.00 AA 2,159,460
2,000 5.000%, 1/01/38 1/28 at 100.00 AA 2,154,840
1,500 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2021A, 4.000%, 5/01/40
5/31 at 100.00 AA 1,489,695
500 Great Pond Improvement District, Connecticut, Special Obligaiton
Revenue Bonds, Great Pond Phase 1 Project, Series 20019, 4.750%,
10/01/48, 144A
10/26 at 102.00 N/R 437,970
2,720 Harbor Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017,
5.000%, 4/01/39, 144A
4/27 at 100.00 N/R 2,652,517

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 635 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R $ 640,347
1,900 Naugatuck, Connecticut, Certificates of Participation, Incineration Facilities
Project, Series 2021A, 4.000%, 8/15/41, (AMT)
8/29 at 100.00 AA- 1,783,549
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
2,950 4.550%, 7/01/40 7/28 at 100.00 N/R 2,747,424
1,860 0.000%, 7/01/46 7/28 at 41.38 N/R 468,757
1,300 4.750%, 7/01/53 7/28 at 100.00 N/R 1,187,810
100 Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021,
4.000%, 4/01/51
4/30 at 100.00 N/R 79,675
2,500 University of Connecticut, General Obligation Bonds, Series 2013A,
5.000%, 8/15/32
8/23 at 100.00 AA- 2,531,000
740 University of Connecticut, General Obligation Bonds, Series 2014A,
5.000%, 2/15/31
2/24 at 100.00 AA- 757,975
1,590 University of Connecticut, General Obligation Bonds, Series 2015A,
5.000%, 2/15/34
2/25 at 100.00 AA- 1,656,048
3,000 University of Connecticut, General Obligation Bonds, Series 2017A,
5.000%, 1/15/36
1/27 at 100.00 AA- 3,189,660
University of Connecticut, General Obligation Bonds, Series
2019A:
1,000 5.000%, 11/01/36 11/28 at 100.00 AA- 1,083,040
1,000 4.000%, 11/01/38 11/28 at 100.00 AA- 985,420
39,970 Total Tax Obligation/Limited 39,021,150
Transportation - 2.9%
Connecticut Airport Authority, Connecticut, Customer
Facility Charge Revenue Bonds, Ground Transportation
Center Project, Series 2019A:
1,500 4.000%, 7/01/49, (AMT) 7/29 at 100.00 BBB+ 1,259,250
5,000 5.000%, 7/01/49, (AMT) 7/29 at 100.00 BBB+ 4,977,650
6,500 Total Transportation 6,236,900
U.S. Guaranteed - 4.9% (5)
1,050 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Norwich Free Academy, Series 2013B, 4.000%, 7/01/34, (Pre-refunded
7/01/23)
7/23 at 100.00 N/R 1,058,799
950 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Westminster School, Series 2014H, 3.250%, 7/01/32, (Pre-refunded
7/01/24)
7/24 at 100.00 A 958,436
Connecticut Municipal Electric Energy Cooperative, Power
Supply System Revenue Bonds, Series 2013A:
200 5.000%, 1/01/38, (Pre-refunded 1/01/23) 1/23 at 100.00 N/R 200,412
Greater New Haven Water Pollution Control Authority,
Connecticut, Regional Wastewater System Revenue
Bonds, Refunding Series 2014B:
500 5.000%, 8/15/30, (Pre-refunded 8/15/24) 8/24 at 100.00 AA+ 520,140
1,000 5.000%, 8/15/32, (Pre-refunded 8/15/24) 8/24 at 100.00 AA+ 1,040,280
2,250 Hartford County Metropolitan District, Connecticut, Clean Water Project
Revenue Bonds, Refunding Green Bond Series 2014A, 5.000%,
11/01/35, (Pre-refunded 11/01/24)
11/24 at 100.00 AA 2,351,205
New Haven, Connecticut, General Obligation Bonds, Series
2014A:
810 5.000%, 8/01/30, (Pre-refunded 8/01/24) - AGM Insured 8/24 at 100.00 AA 841,898
700 5.000%, 8/01/31, (Pre-refunded 8/01/24) - AGM Insured 8/24 at 100.00 AA 727,566
850 5.000%, 8/01/32, (Pre-refunded 8/01/24) - AGM Insured 8/24 at 100.00 AA 883,473
850 5.000%, 8/01/34, (Pre-refunded 8/01/24) - AGM Insured 8/24 at 100.00 AA 883,473
1,055 South Central Connecticut Regional Water Authority Water System
Revenue Bonds, Thirtieth Series 2014A, 5.000%, 8/01/44, (Pre-refunded
8/01/24)
8/24 at 100.00 AA- 1,097,253
10,215 Total U.S. Guaranteed 10,562,935

Nuveen Connecticut Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities - 8.1%
Connecticut Municipal Electric Energy Cooperative, Power
Supply System Revenue Bonds, Series 2013A:
$ 215 5.000%, 1/01/38 1/23 at 100.00 Aa3 $ 215,443
2,000 Connecticut, State Revolving Fund General Revenue Bonds, Green Series
2019A, 5.000%, 2/01/39
2/29 at 100.00 AAA 2,189,020
60 Greater New Haven Water Pollution Control Authority, Connecticut,
Regional Wastewater System Revenue Bonds, Series 2005A, 5.000%,
8/15/35 - NPFG Insured
1/23 at 100.00 AA+ 60,068
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Refunding Series
2017:
1,000 5.000%, 7/01/37 7/27 at 100.00 A- 1,017,850
1,000 5.000%, 7/01/40 7/27 at 100.00 A- 1,015,890
295 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 296,378
1,000 Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39 10/24 at 100.00 AA 1,029,320
1,010 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call N/R 1,021,383
1,700 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/29, 144A
No Opt. Call N/R 1,719,686
3,000 South Central Connecticut Regional Water Authority, Water System
Revenue Bonds, Refunding Thirty-third Series 2017B-1, 5.000%, 8/01/41
8/28 at 100.00 AA- 3,209,730
2,915 South Central Connecticut Regional Water Authority, Water System
Revenue Bonds, Thirty-Fourth Series 2019C, 5.000%, 8/01/44
8/29 at 100.00 AA- 3,138,639
500 Stamford, Connecticut, Water Pollution Control System and Facility
Revenue Bonds, Series 2013A, 5.250%, 8/15/43
8/23 at 100.00 AA+ 506,435
750 Stamford, Connecticut, Water Pollution Control System and Facility
Revenue Bonds, Series 2019, 4.000%, 4/01/44
4/29 at 100.00 AA+ 747,840
Stamford, Connecticut, Water Pollution Control System and
Facility Revenue Bonds, Series 2020A:
115 3.000%, 11/15/33 11/30 at 100.00 AA+ 109,461
1,300 4.000%, 11/15/45 11/30 at 100.00 AA+ 1,290,393
16,860 Total Utilities 17,567,536
$ 222,505 Total Long-Term Investments (cost $233,569,677) 218,566,591
Floating Rate Obligations - (0.7)%   (1,570,000)
Other Assets Less Liabilities - (0.2)% (379,527)
Net Assets - 100% $ 216,617,064

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 218,566,591 $ – $ 218,566,591
Total
$ – $ 218,566,591 $ – $ 218,566,591
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Massachusetts Municipal Bond Fund
Portfolio of Investments November 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 93.1%
X 593,192,272 MUNICIPAL BONDS - 93.1%
X 593,192,272
Education and Civic Organizations - 20.2%
$ 1,315 Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series
2019, 5.000%, 6/15/39
6/26 at 100.00 N/R $ 1,291,751
650 Massachusetts Development Finance Agency, Revenue Bonds, Babson
College, Refunding Series 2022, 4.000%, 10/01/44
4/32 at 100.00 A+ 605,774
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Bentley
College Issue, Series 2021A, 4.000%, 7/01/40
7/31 at 100.00 A2 962,000
Massachusetts Development Finance Agency, Revenue
Bonds, Berklee College of Music, Series 2016:
1,260 5.000%, 10/01/39 10/26 at 100.00 A 1,309,593
5,165 5.000%, 10/01/46 10/26 at 100.00 A 5,337,563
3,000 Massachusetts Development Finance Agency, Revenue Bonds, Boston
College, Series 2013S, 5.000%, 7/01/32
7/23 at 100.00 AA- 3,035,520
Massachusetts Development Finance Agency, Revenue
Bonds, Boston College, Series 2017T:
2,350 5.000%, 7/01/39 7/27 at 100.00 AA- 2,484,396
1,020 5.000%, 7/01/42 7/27 at 100.00 AA- 1,075,835
7,000 Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Series 2013X, 5.000%, 10/01/48
10/23 at 100.00 AA- 7,075,040
Massachusetts Development Finance Agency, Revenue
Bonds, Brandeis University Issue, Series 2018R:
1,195 5.000%, 10/01/37 10/28 at 100.00 A+ 1,274,922
840 5.000%, 10/01/38 10/28 at 100.00 A+ 894,020
1,000 5.000%, 10/01/39 10/28 at 100.00 A+ 1,062,580
3,000 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2015, 5.000%, 1/01/35
1/25 at 100.00 BBB+ 3,047,790
Massachusetts Development Finance Agency, Revenue
Bonds, Emerson College, Series 2016A:
1,510 5.250%, 1/01/42 1/27 at 100.00 BBB+ 1,544,987
1,500 5.000%, 1/01/47 1/27 at 100.00 BBB+ 1,512,690
Massachusetts Development Finance Agency, Revenue
Bonds, Emerson College, Series 2017A:
1,600 5.000%, 1/01/37 1/28 at 100.00 BBB+ 1,646,688
6,020 5.000%, 1/01/40 1/28 at 100.00 BBB+ 6,146,781
2,000 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2018, 5.000%, 1/01/43
1/28 at 100.00 BBB+ 2,031,000
2,500 Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel
College, Series 2016A, 5.000%, 10/01/43
10/26 at 100.00 Baa2 2,509,075
2,055 Massachusetts Development Finance Agency, Revenue Bonds, Lesley
University, Series 2016, 5.000%, 7/01/36
7/26 at 100.00 BBB+ 2,090,038
Massachusetts Development Finance Agency, Revenue
Bonds, MCPHS University Issue, Series 2015H:
550 3.500%, 7/01/35 7/25 at 100.00 AA 541,359
235 5.000%, 7/01/37 7/25 at 100.00 AA 245,197
700 Massachusetts Development Finance Agency, Revenue Bonds, Merrimack
College, Series 2017, 5.000%, 7/01/37
7/26 at 100.00 BBB- 715,309
Massachusetts Development Finance Agency, Revenue
Bonds, Northeastern University, Series 2014A:
1,125 5.000%, 3/01/39 3/24 at 100.00 A1 1,136,194
2,065 5.000%, 3/01/44 3/24 at 100.00 A1 2,086,538
1,000 Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2020A, 5.000%, 10/01/35
10/30 at 100.00 A1 1,110,970
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Simmons
College, Series 2013J, 5.250%, 10/01/39
10/23 at 100.00 BBB 1,008,720
1,680 Massachusetts Development Finance Agency, Revenue Bonds, Simmons
University Issue, Series 2020M, 5.000%, 10/01/39
10/30 at 100.00 BBB 1,730,064
2,750 Massachusetts Development Finance Agency, Revenue Bonds, Springfield
College, Green Series 2021B, 4.000%, 6/01/41
6/30 at 100.00 BBB 2,494,002

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 2,495 Massachusetts Development Finance Agency, Revenue Bonds, Sterling
and Francine Clark Art Institute, Series 2015, 5.000%, 7/01/33
7/25 at 100.00 AA $ 2,622,669
2,415 Massachusetts Development Finance Agency, Revenue Bonds, Sterling
and Francine Clark Art Institute, Series 2016, 4.000%, 7/01/41
1/27 at 100.00 AA 2,417,391
610 Massachusetts Development Finance Agency, Revenue Bonds, Suffolk
University, Refunding Series 2019, 5.000%, 7/01/37
7/29 at 100.00 Baa2 633,778
5,000 Massachusetts Development Finance Agency, Revenue Bonds, Suffolk
University, Refunding Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 Baa2 4,420,750
Massachusetts Development Finance Agency, Revenue
Bonds, Suffolk University, Series 2021:
570 4.000%, 7/01/46 7/31 at 100.00 Baa2 500,317
1,470 4.000%, 7/01/51 7/31 at 100.00 Baa2 1,255,674
1,500 Massachusetts Development Finance Agency, Revenue Bonds, The Broad
Institute, Series 2017, 5.000%, 4/01/36
10/27 at 100.00 AA- 1,611,915
875 Massachusetts Development Finance Agency, Revenue Bonds, Tufts
University, Series 2015Q, 5.000%, 8/15/38
8/25 at 100.00 AA- 908,836
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Wheaton
College, Series 2017H, 5.000%, 1/01/37
1/28 at 100.00 Baa2 1,025,060
Massachusetts Development Finance Agency, Revenue
Bonds, Williams College, Refunding Series 2021T:
345 5.000%, 7/01/34 7/31 at 100.00 AA+ 396,881
440 5.000%, 7/01/35 7/31 at 100.00 AA+ 503,026
360 5.000%, 7/01/36 7/31 at 100.00 AA+ 409,784
Massachusetts Development Finance Agency, Revenue
Bonds, Woods Hole Oceanographic Institution, Series
2018:
1,000 5.000%, 6/01/37 6/28 at 100.00 AA- 1,080,510
1,000 5.000%, 6/01/38 6/28 at 100.00 AA- 1,078,030
Massachusetts Development Finance Agency, Revenue
Bonds, Worcester Polytechnic Institute, Series 2017B:
5,000 5.000%, 9/01/42 9/27 at 100.00 A 5,166,000
7,000 5.000%, 9/01/45 9/27 at 100.00 A 7,201,950
Massachusetts Development Finance Agency, Revenue
Bonds, Worcester Polytechnic Institute, Series 2019:
745 5.000%, 9/01/33 9/29 at 100.00 A 801,054
1,000 4.000%, 9/01/44 9/29 at 100.00 A 929,490
3,500 5.000%, 9/01/49 9/29 at 100.00 A 3,598,490
Massachusetts Development Finance Authority, Revenue
Bonds, Suffolk University, Refunding Series 2017:
700 5.000%, 7/01/35 7/27 at 100.00 Baa2 723,184
500 5.000%, 7/01/36 7/27 at 100.00 Baa2 515,485
2,345 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Refunding Series 2016, 5.000%, 1/01/36
7/26 at 100.00 AA- 2,487,365
2,100 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2002A, 5.750%, 1/01/42 - AMBAC
Insured
No Opt. Call AAA 2,610,132
1,655 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue J, Series 2016, 5.000%, 7/01/24, (AMT)
No Opt. Call AA 1,699,702
Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue K, Series 2017A:
1,480 5.000%, 7/01/24, (AMT) No Opt. Call AA 1,517,666
2,800 5.000%, 7/01/26, (AMT) No Opt. Call AA 2,944,788
Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue L, Senior Series 2020B:
850 5.000%, 7/01/29, (AMT) No Opt. Call AA 921,417
1,000 5.000%, 7/01/30, (AMT) No Opt. Call AA 1,092,310
1,000 Massachusetts Educational Financing Authority, Student Loan Revenue
Bonds, Issue I Series 2014, 5.000%, 1/01/27, (AMT)
1/25 at 100.00 AA 1,026,360
2,500 University of Massachusetts Building Authority, Project Revenue Bonds,
Senior Series 2015-1, 5.000%, 11/01/40
11/25 at 100.00 Aa2 2,615,625
10,605 University of Massachusetts Building Authority, Project Revenue Bonds,
Senior Series 2022-1, 5.000%, 11/01/52
5/30 at 100.00 Aa2 11,268,343

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
University of Massachusetts Building Authority, Revenue
Bonds, Refunding Senior Series 2019-1:
$ 1,000 5.000%, 5/01/38 5/29 at 100.00 Aa2 $ 1,086,050
2,000 5.000%, 5/01/39 5/29 at 100.00 Aa2 2,164,680
1,400 University of Massachusetts Building Authority, Revenue Bonds, Refunding
Senior Series 2021-1, 5.000%, 11/01/29
No Opt. Call Aa2 1,593,242
125,345 Total Education and Civic Organizations 128,834,350
Health Care - 17.2%
2,160 Massachusetts Development Finance Agency Revenue Bonds, South
Shore Hospital, Series 2016I, 5.000%, 7/01/41
7/26 at 100.00 BBB 2,185,812
5,700 Massachusetts Development Finance Agency, Revenue Bonds, Baystate
Medical Center Issue, Series 2014N, 5.000%, 7/01/44
7/24 at 100.00 A+ 5,733,288
1,455 Massachusetts Development Finance Agency, Revenue Bonds, Berkshire
Health Systems Issue, Refunding Series 2021-I, 5.000%, 10/01/29
No Opt. Call AA- 1,604,210
Massachusetts Development Finance Agency, Revenue
Bonds, Beth Israel Lahey Health Issue, Series 2019K:
1,250 5.000%, 7/01/36 7/29 at 100.00 A 1,331,475
2,650 5.000%, 7/01/37 7/29 at 100.00 A 2,809,345
1,400 5.000%, 7/01/38 7/29 at 100.00 A 1,477,728
275 5.000%, 7/01/39 7/29 at 100.00 A 288,450
250 5.000%, 7/01/41 7/29 at 100.00 A 258,155
7,800 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 BBB 7,842,744
Massachusetts Development Finance Agency, Revenue
Bonds, Boston Medical Center Issue, Series 2016E:
2,000 5.000%, 7/01/32 7/26 at 100.00 BBB 2,056,720
1,825 5.000%, 7/01/36 7/26 at 100.00 BBB 1,852,503
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Refunding Series 2016-I:
1,675 5.000%, 7/01/30 7/26 at 100.00 A 1,764,160
1,500 5.000%, 7/01/37 7/26 at 100.00 A 1,555,980
1,935 5.000%, 7/01/38 7/26 at 100.00 A 2,004,080
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2015H-1:
900 5.000%, 7/01/30 7/25 at 100.00 A 937,134
1,000 5.000%, 7/01/32 7/25 at 100.00 A 1,038,460
500 5.000%, 7/01/33 7/25 at 100.00 A 518,265
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2018J-2:
5,000 5.000%, 7/01/43 7/28 at 100.00 A 5,121,250
4,100 5.000%, 7/01/48 7/28 at 100.00 A 4,172,488
Massachusetts Development Finance Agency, Revenue
Bonds, Dana-Farber Cancer Institute Issue, Series 2016N:
1,925 5.000%, 12/01/41 12/26 at 100.00 A1 1,970,257
6,100 5.000%, 12/01/46 12/26 at 100.00 A1 6,177,470
Massachusetts Development Finance Agency, Revenue
Bonds, Lahey Health System Obligated Group Issue,
Series 2015F:
2,645 5.000%, 8/15/35 8/25 at 100.00 A 2,730,063
5,325 5.000%, 8/15/45 8/25 at 100.00 A 5,383,628
Massachusetts Development Finance Agency, Revenue
Bonds, Mass General Brigham, Sereis 2020A-2:
3,000 5.000%, 7/01/37 1/30 at 100.00 AA- 3,196,110
3,535 4.000%, 7/01/40 1/30 at 100.00 AA- 3,495,160
1,490 4.000%, 7/01/41 1/30 at 100.00 AA- 1,456,937
1,545 Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2014F, 5.750%, 7/15/43
7/23 at 100.00 BB 1,557,870

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Massachusetts Development Finance Agency, Revenue
Bonds, Milford Regional Medical Center Issue, Series
2020G:
$ 100 5.000%, 7/15/30, 144A No Opt. Call BB $ 106,998
100 5.000%, 7/15/37, 144A 7/30 at 100.00 BB 100,040
Massachusetts Development Finance Agency, Revenue
Bonds, Partners HealthCare System Issue, Series 2016Q:
1,250 4.000%, 7/01/41 7/26 at 100.00 AA- 1,222,263
2,250 5.000%, 7/01/41 7/26 at 100.00 AA- 2,301,457
4,710 5.000%, 7/01/47 7/26 at 100.00 AA- 4,790,258
Massachusetts Development Finance Agency, Revenue
Bonds, Partners HealthCare System Issue, Series 2017S-1:
2,200 5.000%, 7/01/37 1/28 at 100.00 AA- 2,329,954
6,330 4.000%, 7/01/41 1/28 at 100.00 AA- 6,189,537
Massachusetts Development Finance Agency, Revenue
Bonds, Southcoast Health System Obligated Group Issue,
Series 2013F:
1,750 5.000%, 7/01/27 7/23 at 100.00 BBB+ 1,764,210
1,000 5.000%, 7/01/37 7/23 at 100.00 BBB+ 1,003,860
365 Massachusetts Development Finance Agency, Revenue Bonds, Southcoast
Health System Obligated Group Issue, Series 2021G, 4.000%, 7/01/46
7/31 at 100.00 A- 324,649
3,800 Massachusetts Development Finance Agency, Revenue Bonds, The Lowell
General Hospital, Series 2013G, 5.000%, 7/01/44
7/23 at 100.00 BBB+ 3,808,436
890 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017K, 5.000%,
7/01/38
1/27 at 100.00 A- 906,376
Massachusetts Development Finance Agency, Revenue
Bonds, UMass Memorial Health Care Obligated Group
Issue, Series 2017L:
400 3.625%, 7/01/37 7/27 at 100.00 A- 348,832
6,855 5.000%, 7/01/44 7/27 at 100.00 A- 6,930,131
555 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care, Series 2016I, 5.000%, 7/01/36
7/26 at 100.00 A- 569,819
500 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2019A, 5.000%, 7/01/44
1/29 at 100.00 BBB+ 500,760
Massachusetts Development Finance Agency, Revenue
Bonds, Wellforce Issue, Series 2020C:
3,355 3.000%, 10/01/45 - AGM Insured 10/30 at 100.00 AA 2,510,245
3,400 4.000%, 10/01/45 - AGM Insured 10/30 at 100.00 AA 3,108,586
108,750 Total Health Care 109,336,153
Housing/Multifamily - 2.2%
5,000 Massachusetts Development Finance Agency, Multifamily Housing
Revenue Bonds, Salem Heights II Preservation Associates LP, Social
Series 2021A, 2.300%, 1/01/42
No Opt. Call AA+ 3,742,450
2,195 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1,
3.100%, 12/01/44
12/28 at 100.00 AA+ 1,771,343
2,000 Massachusetts Housing Finance Agency, Housing Bonds, Series 2020A-1,
3.000%, 12/01/45
12/28 at 100.00 AA+ 1,525,220
1,800 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2020C-1, 2.450%, 12/01/45
12/29 at 100.00 AA+ 1,264,518
Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2020D-1:
1,500 2.200%, 12/01/40 6/30 at 100.00 AA+ 1,091,100
1,100 2.375%, 12/01/45 6/30 at 100.00 AA+ 761,068
Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2021A-1:
500 2.000%, 12/01/36 6/30 at 100.00 AA+ 380,435
410 2.375%, 12/01/46 6/30 at 100.00 AA+ 272,437
325 2.450%, 12/01/51 6/30 at 100.00 AA+ 205,744
2,685 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2022C-1, 5.000%, 12/01/47
6/32 at 100.00 AA+ 2,798,710
17,515 Total Housing/Multifamily 13,813,025

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Single Family - 0.8%
$ 1,500 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Series 2020-218, 2.400%, 6/01/44
12/29 at 100.00 AA+ $ 1,062,315
1,500 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-221, 2.300%, 6/01/44
6/30 at 100.00 AA+ 1,041,855
Massachusetts Housing Finance Agency, Single Family
Housing Revenue Bonds, Social Series 2021-223:
1,200 1.950%, 6/01/32 12/30 at 100.00 AA+ 1,005,888
750 2.000%, 12/01/32 12/30 at 100.00 AA+ 625,463
1,380 2.050%, 6/01/33 12/30 at 100.00 AA+ 1,143,785
500 2.100%, 12/01/33 12/30 at 100.00 AA+ 411,990
6,830 Total Housing/Single Family 5,291,296
Long-Term Care - 0.9%
Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue,
Series 2017:
1,910 4.125%, 10/01/42, 144A 12/22 at 105.00 BB+ 1,811,769
275 5.000%, 10/01/47, 144A 12/22 at 105.00 BB+ 280,175
560 Massachusetts Development Finance Agency, Revenue Bonds, Berkshire
Retirement Community Lennox, Series 2015, 5.000%, 7/01/31
7/25 at 100.00 A+ 573,479
525 Massachusetts Development Finance Agency, Revenue Bonds, Carleton-
Willard Village, Series 2019, 5.000%, 12/01/42
12/25 at 103.00 A- 536,466
Massachusetts Development Finance Agency, Revenue
Bonds, Loomis Communities, Series 2013A:
240 5.250%, 1/01/26 1/23 at 100.00 BBB 240,533
790 5.750%, 1/01/28 1/23 at 100.00 BBB 792,070
550 Massachusetts Development Finance Agency, Revenue Bonds, Loomis
Communities, Series 2021, 4.000%, 1/01/51
1/27 at 103.00 BBB 446,814
400 Massachusetts Development Finance Agency, Revenue Bonds, Orchard
Cove, Inc., Refunding Series 2019, 5.000%, 10/01/39
10/24 at 104.00 BBB 403,392
1,020 Massachusetts Development Finance Agency, Revenue Bonds, Salem
Community Corporation, Refunding Series 2022, 5.125%, 1/01/40
1/32 at 100.00 N/R 936,615
6,270 Total Long-Term Care 6,021,313
Tax Obligation/General - 16.3%
825 Andover, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2022, 4.000%, 7/15/42
7/31 at 100.00 AAA 838,868
Central Berkshire Regional School District, Dalton,
Massachusetts, General Obligation Bonds, State Qualified
Series 2019:
1,400 3.000%, 6/01/38 6/28 at 100.00 AA 1,216,152
1,440 3.000%, 6/01/39 6/28 at 100.00 AA 1,224,634
1,490 3.000%, 6/01/40 6/28 at 100.00 AA 1,250,348
10,000 Dennis-Yarmouth Regional School District, Barnstable County,
Massachusetts, General Obligation Bond,  Anticipation Note Series
2022, 4.500%, 11/14/23
No Opt. Call N/R 10,181,000
Fall River, Massachusetts, General Obligation Bonds, State
Qualified Municipal Purpose Loan Series 2021:
1,655 4.000%, 12/01/32 12/29 at 100.00 Aa2 1,728,449
1,610 4.000%, 12/01/33 12/29 at 100.00 Aa2 1,672,242
1,615 Higham, Massachusetts, General Obligation Bonds, Water Series 2020,
3.000%, 2/15/38
8/28 at 100.00 AAA 1,436,591
1,740 Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2011, 5.000%, 2/15/32
1/23 at 100.00 AA 1,742,975
2,000 Massachusetts Development Finance Agency, Special Obligation Bonds,
Commonwealth Contract  Assistance, Series 2015A, 4.000%, 5/01/45
5/25 at 100.00 Aa1 2,000,860
3,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2015C, 5.000%, 7/01/45
7/25 at 100.00 Aa1 3,091,350
1,190 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2016A, 5.000%, 3/01/46
3/24 at 100.00 Aa1 1,207,481
3,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017A, 5.000%, 4/01/42
4/27 at 100.00 Aa1 3,163,260

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 5,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017F, 5.000%, 11/01/46
11/27 at 100.00 Aa1 $ 5,271,500
Massachusetts State, General Obligation Bonds,
Consolidated Loan, Series 2018A:
3,750 5.000%, 1/01/42 1/28 at 100.00 Aa1 3,991,800
2,490 5.000%, 1/01/45 1/28 at 100.00 Aa1 2,638,628
950 5.000%, 1/01/46 1/28 at 100.00 Aa1 1,005,433
11,110 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2019A, 5.000%, 1/01/49
1/29 at 100.00 Aa1 11,789,932
10,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2019C, 5.000%, 5/01/42
5/29 at 100.00 Aa1 10,825,300
7,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2022C, 5.250%, 10/01/47
10/32 at 100.00 Aa1 7,832,930
1,250 Massachusetts State, General Obligation Bonds, Refunding Series 2020D,
4.000%, 11/01/40
11/30 at 100.00 Aa1 1,258,388
1,000 North Reading, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2012, 5.000%, 5/15/35
1/23 at 100.00 Aa2 1,001,550
5,000 Northeast Metropolitan Regional Vocational Technical School District,
Massachusetts, General Obligation Bonds, School Series 2022, 4.000%,
4/15/47
4/31 at 100.00 AA 4,849,450
2,010 Pentucket Regional School District, Massachusetts, General Obligation
Bonds, Series 2019, 3.000%, 9/01/43
9/27 at 100.00 Aa2 1,644,823
3,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/46
7/31 at 103.00 N/R 2,317,020
7,555 Revere, Massachusetts, General Obligation Bonds, State Qualified
Municipal Purpose Loan Series 2022, 4.000%, 8/01/47 ,(WI/DD, Settling
12/08/22)
8/31 at 100.00 AA 7,474,841
3,215 Scituate, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2015, 4.000%, 9/15/33
9/24 at 100.00 AA+ 3,259,721
2,170 Tisbury, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2022, 4.000%, 8/15/42
8/30 at 100.00 AA+ 2,190,073
2,615 Waltham, Massachusetts, General Obligation Bonds, School Series 2020,
3.000%, 10/15/33
10/29 at 100.00 AA+ 2,506,608
3,440 Webster, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2022, 4.000%, 12/01/42 ,(WI/DD, Settling 12/20/22)
No Opt. Call 0 3,426,242
102,520 Total Tax Obligation/General 104,038,449
Tax Obligation/Limited - 18.7%
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
1,355 5.000%, 11/15/27 11/25 at 100.00 BB 1,390,772
1,000 5.000%, 11/15/39 11/25 at 100.00 BB 1,004,530
Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A:
1,160 5.000%, 12/01/31 12/26 at 100.00 BB 1,191,413
2,000 5.000%, 12/01/46 12/26 at 100.00 BB 1,986,740
1,010 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding
Green Series 2014, 5.000%, 5/01/33 - BAM Insured
11/24 at 100.00 AA 1,048,915
500 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding
Green Series 2017, 5.000%, 5/01/36 - BAM Insured
5/27 at 100.00 AA 534,440
2,500 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Senior Lien Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 AA 2,582,350
2,050 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2017A-2, 5.000%, 7/01/44
7/27 at 100.00 AA 2,165,702
10,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2020B-1, 5.000%, 7/01/45
7/28 at 100.00 AA 10,660,300
Massachusetts Bay Transportation Authority, Sales Tax
Revenue Bonds, Subordinated Series 2021A-1:
4,330 4.000%, 7/01/39 7/31 at 100.00 AA 4,379,319
1,000 4.000%, 7/01/51 7/31 at 100.00 AA 958,910
5,570 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Sustainability Series 2017A-1, 5.000%, 7/01/41
7/27 at 100.00 AA 5,907,876

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,125 Massachusetts College Building Authority, Project Revenue Bonds,
Refunding Series 2003B, 5.375%, 5/01/23 - SYNCORA GTY Insured
No Opt. Call AA $ 1,138,646
500 Massachusetts College Building Authority, Project Revenue Bonds,
Refunding Series 2022A, 4.000%, 5/01/42
5/32 at 100.00 Aa2 489,455
1,310 Massachusetts College Building Authority, Revenue Bonds, Refunding
Series 2011A, 5.000%, 5/01/24
No Opt. Call Aa2 1,353,073
1,650 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Refunding Senior Series 2015C, 5.000%, 8/15/37
8/25 at 100.00 AAA 1,727,864
Massachusetts School Building Authority, Dedicated Sales
Tax Revenue Bonds, Senior Social Series 2020A:
5,000 4.000%, 8/15/45 8/30 at 100.00 AAA 4,970,500
3,020 5.000%, 8/15/50 8/30 at 100.00 AAA 3,260,966
7,000 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Subordinated Series 2018A, 5.250%, 2/15/48
2/28 at 100.00 AA+ 7,465,780
9,960 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Subordinated Series 2019A, 5.000%, 2/15/44
2/29 at 100.00 AA+ 10,631,404
2,800 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Program, Series 2016A, 5.000%,
6/01/41
6/26 at 100.00 AA+ 2,925,608
3,180 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2017A, 5.000%,
6/01/47
6/27 at 100.00 AA+ 3,347,363
5,540 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2019A, 5.000%,
6/01/49
6/29 at 100.00 AA+ 5,925,972
3,500 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2015A, 5.000%, 6/01/45
6/25 at 100.00 AA+ 3,610,985
10,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Sustainability  Green Series 2022A, 5.000%,
6/01/50
6/31 at 100.00 AA+ 10,868,400
4,805 Massachusetts State, Transportation Fund Revenue Bonds, Refunding
Series 2017A, 5.000%, 6/01/43
12/27 at 100.00 AA+ 5,091,426
Massachusetts State, Transportation Fund Revenue Bonds,
Refunding Series 2021A:
1,665 5.000%, 6/01/42 6/31 at 100.00 AA+ 1,840,857
5,000 5.000%, 6/01/43 6/31 at 100.00 AA+ 5,515,100
1,510 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R 1,522,714
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
3,177 4.550%, 7/01/40 7/28 at 100.00 N/R 2,958,835
4,510 0.000%, 7/01/46 7/28 at 41.38 N/R 1,136,610
4,300 4.750%, 7/01/53 7/28 at 100.00 N/R 3,928,910
5,708 5.000%, 7/01/58 7/28 at 100.00 N/R 5,415,808
117,735 Total Tax Obligation/Limited 118,937,543
Transportation - 5.7%
1,250 Massachusetts Department of Transportation, Metropolitan Highway
System Revenue Bonds, Refunding Senior Lien Series 2019A, 5.000%,
1/01/37
1/29 at 100.00 A+ 1,360,225
1,500 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2017A,
5.000%, 7/01/42, (AMT)
7/27 at 100.00 AA 1,545,105
1,250 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2021A,
5.000%, 7/01/39
7/31 at 100.00 AA 1,398,463
Massachusetts Port Authority, Revenue Bonds, Refunding
Series 2021B:
1,200 5.000%, 7/01/40, (AMT) 7/31 at 100.00 AA 1,270,272
5,750 5.000%, 7/01/44, (AMT) 7/24 at 100.00 AA 5,807,155
1,780 Massachusetts Port Authority, Revenue Bonds, Series 2014A, 5.000%,
7/01/34
7/24 at 100.00 AA 1,835,376
Massachusetts Port Authority, Revenue Bonds, Series 2015A:
1,425 5.000%, 7/01/40 7/25 at 100.00 AA 1,482,256
2,000 5.000%, 7/01/45 7/25 at 100.00 AA 2,063,380

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 1,750 Massachusetts Port Authority, Revenue Bonds, Series 2015B, 5.000%,
7/01/45, (AMT)
7/25 at 100.00 AA $ 1,776,582
10,000 Massachusetts Port Authority, Revenue Bonds, Series 2019C, 5.000%,
7/01/49, (AMT)
7/29 at 100.00 AA 10,292,900
2,500 Massachusetts Port Authority, Revenue Bonds, Series 2021E, 5.000%,
7/01/46, (AMT)
7/31 at 100.00 AA 2,606,525
4,675 Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL
Corporation, Series 2019A, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 A1 4,745,359
35,080 Total Transportation 36,183,598
U.S. Guaranteed - 4.6% (4)
1,045 Boston, Massachusetts, General Obligation Bonds, Series 2013A, 4.000%,
3/01/25, (Pre-refunded 3/01/23)
3/23 at 100.00 AAA 1,048,971
1,890 Massachusetts College Building Authority, Project Revenue Bonds, Green
Series 2014B, 5.000%, 5/01/44, (Pre-refunded 5/01/24)
5/24 at 100.00 Aa2 1,953,731
5,915 Massachusetts Development Finance Agency Revenue Bonds, Childrens
Hospital Issue, Series 2014P, 5.000%, 10/01/46, (Pre-refunded 10/01/24)
10/24 at 100.00 AA 6,169,996
2,340 Massachusetts Development Finance Agency, Hospital Revenue Bonds,
Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41,
(Pre-refunded 11/15/23)
11/23 at 100.00 N/R 2,398,360
6,000 Massachusetts Development Finance Agency, Revenue Bonds, Atrius
Health Issue, Series 2019A, 5.000%, 6/01/39, (Pre-refunded 6/01/29)
6/29 at 100.00 N/R 6,803,940
665 Massachusetts Development Finance Agency, Revenue Bonds, North Hill
Communities Issue, Series 2013A, 6.250%, 11/15/28, (Pre-refunded
11/15/23), 144A
11/23 at 100.00 N/R 686,087
2,500 Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System, Series 2014M-4, 5.000%, 7/01/44, (Pre-refunded
7/01/23)
7/23 at 100.00 AA- 2,536,275
1,550 Massachusetts Development Finance Agency, Revenue Bonds, Phillips
Academy , Series 2014A, 5.000%, 9/01/43, (Pre-refunded 9/01/23)
9/23 at 100.00 Aaa 1,578,411
Massachusetts School Building Authority, Dedicated Sales
Tax Revenue Bonds, Senior Series 2013A:
1,650 5.000%, 5/15/38, (Pre-refunded 5/15/23) 5/23 at 100.00 N/R 1,668,546
1,475 5.000%, 5/15/38, (Pre-refunded 5/15/23) 5/23 at 100.00 AAA 1,491,918
1,820 Massachusetts Water Resources Authority, General Revenue Bonds, Green
Series 2016C, 5.000%, 8/01/40, (Pre-refunded 8/01/26)
8/26 at 100.00 AA+ 1,969,404
1,000 Massachusetts Water Resources Authority, General Revenue Bonds, Series
2016B, 5.000%, 8/01/40, (Pre-refunded 8/01/26)
8/26 at 100.00 AA+ 1,082,090
27,850 Total U.S. Guaranteed 29,387,729
Utilities - 6.5%
4,000 Boston Water and Sewer Commission, Massachusetts, General Revenue
Bonds, Senior Series 2018A, 4.000%, 11/01/40
5/26 at 100.00 AAA 4,032,880
2,805 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 A- 2,849,571
920 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 A- 924,508
2,500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 2,511,675
2,700 Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 18
Series 2015, 5.000%, 2/01/45
2/24 at 100.00 AAA 2,747,223
1,650 Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 23B
Series 2021, 5.000%, 2/01/41
2/31 at 100.00 AAA 1,846,400
Massachusetts Municipal Wholesale Electric Company,
MMWEC, Revenue Bonds, Project 2015A, Series 2021A:
1,000 4.000%, 7/01/39 1/32 at 100.00 AA- 977,130
1,310 4.000%, 7/01/40 1/32 at 100.00 AA- 1,269,652
1,400 4.000%, 7/01/41 1/32 at 100.00 AA- 1,344,406
4,750 4.000%, 7/01/51 1/32 at 100.00 AA- 4,305,685
Massachusetts Water Resources Authority, General Revenue
Bonds, Series 2017B:
1,000 5.000%, 8/01/39 8/27 at 100.00 AA+ 1,068,750
1,870 5.000%, 8/01/42 8/27 at 100.00 AA+ 1,985,566

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 5,330 Massachusetts Water Resources Authority, General Revenue Bonds, Series
2020B, 5.000%, 8/01/45
8/30 at 100.00 AA+ $ 5,807,142
4,945 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call N/R 5,000,730
3,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/37, 144A
7/31 at 100.00 N/R 2,955,930
1,010 Springfield Water and Sewer Commission, Massachusetts, General
Revenue Bonds, Series 2017C, 5.000%, 4/15/33
4/27 at 100.00 AA 1,092,487
625 Springfield Water and Sewer Commission, Massachusetts, General
Revenue Bonds, Series 2019E, 4.000%, 4/15/39
4/29 at 100.00 AA 629,081
40,815 Total Utilities 41,348,816
Total Long-Term Investments (cost $621,504,216) 593,192,272
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  0.9%
X 6,000,000 MUNICIPAL BONDS - 0.9%
X 6,000,000
Health Care - 0.9%
$ 6,000 Massachusetts Health and Educational Facilities Authority, Revenue Bonds,
Partners HealthCare System Inc., Variable Rate Demand Obligations,
Series 1997P, 1.750%, 7/01/27, (Mandatory Put 12/07/22) (5)
12/22 at 100.00 AA- $ 6,000,000
$ 6,000 Total Short-Term Investments (cost $6,000,000) $ 6,000,000
Total Investments (cost $627,504,216) - 94.0% 599,192,272
Other Assets Less Liabilities - 6.0% 38,089,472
Net Assets - 100% $ 637,281,744
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 593,192,272 $ – $ 593,192,272
Short-Term Investments:
Municipal Bonds – 6,000,000 – 6,000,000
Total
$ – $ 599,192,272 $ – $ 599,192,272

(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen New Jersey Municipal Bond Fund
Portfolio of Investments November 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 100.6%
X 432,989,120 MUNICIPAL BONDS - 100.6%
X 432,989,120
Consumer Discretionary - 0.2%
Middlesex County Improvement Authority, New Jersey,
Senior Revenue Bonds, Heldrich Center Hotel/Conference
Center Project, Series 2005A:
$ 935 5.000%, 1/01/32 (4) 1/23 at 100.00 Caa3 $ 614,192
240 5.125%, 1/01/37 (4) 1/23 at 100.00 Caa3 157,781
1,175 Total Consumer Discretionary 771,973
Consumer Staples - 3.6%
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A:
4,435 4.000%, 6/01/37 6/28 at 100.00 A- 4,180,342
3,970 5.000%, 6/01/46 6/28 at 100.00 BBB+ 3,894,650
540 5.250%, 6/01/46 6/28 at 100.00 BBB+ 544,093
7,015 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BBB- 6,788,977
15,960 Total Consumer Staples 15,408,062
Education and Civic Organizations - 13.5%
Atlantic County Improvement Authority, New Jersey,
General Obligation Lease Revenue Bonds, Stockton
University Atlantic City Campus Phase II, Series 2021A:
1,000 4.000%, 7/01/47 - AGM Insured 7/31 at 100.00 AA 927,570
2,240 4.000%, 7/01/53 - AGM Insured 7/31 at 100.00 AA 2,049,667
715 Camden County Improvement Authority, New Jersey, School Revenue
Bonds, KIPP: Cooper Norcross Academy 2022 Project, Social Series
2022, 6.000%, 6/15/62
12/30 at 100.00 BBB 742,864
1,250 Essex County Improvement Authority, New Jersey, General Obligation
Lease Revenue Bonds, Institute of Technology CHF-Newark, LLC-NJIT
Student Housing Project, Series 2021A, 4.000%, 8/01/60 - BAM Insured
8/31 at 100.00 AA 1,146,450
1,000 Gloucester County Improvement Authority, New Jersey, Revenue Bonds,
Rowan University Fossil Park & Student Center Projects, Series 2021,
4.000%, 7/01/46 - BAM Insured
7/30 at 100.00 AA 958,940
Gloucester County Improvement Authority, New Jersey,
Revenue Bonds, Rowan University Project, County
Gauranteed Loan, Series 2019:
3,050 5.000%, 7/01/44 7/29 at 100.00 Aa1 3,281,465
3,320 4.000%, 7/01/48 7/29 at 100.00 Aa1 3,218,408
225 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Foundation Academy Charter School, Series 2018A, 5.000%,
7/01/38
1/28 at 100.00 BBB- 227,399
New Jersey Economic Development Authority, Charter
School Revenue Bonds, North Star Academy Charter
School of Newark, Series 2017:
2,805 4.000%, 7/15/37 7/27 at 100.00 BBB- 2,578,637
100 5.000%, 7/15/47 7/27 at 100.00 BBB- 100,698
100 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A, 5.125%,
9/01/52, 144A
9/27 at 100.00 BB 90,086
945 New Jersey Economic Development Authority, Revenue Bonds, The
Seeing Eye Inc., Refunding Series 2015, 5.000%, 3/01/25
No Opt. Call A 988,149
New Jersey Economic Development Authority, Revenue
Bonds, The Seeing Eye Inc., Refunding Series 2017:
355 3.000%, 6/01/32 12/27 at 100.00 A 333,576
195 5.000%, 6/01/32 12/27 at 100.00 A 205,873
1,145 New Jersey Educational Facilities Authority, Revenue Bonds, College of
New Jersey, Refunding Series 2016F, 3.000%, 7/01/40
7/26 at 100.00 A 884,810

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 1,470 New Jersey Educational Facilities Authority, Revenue Bonds, Kean
University, Refunding Series 2015H, 4.000%, 7/01/39 - AGM Insured
7/25 at 100.00 AA $ 1,451,963
New Jersey Educational Facilities Authority, Revenue Bonds,
Montclair State University, Refunding Series 2015D:
2,000 5.000%, 7/01/31 7/25 at 100.00 A+ 2,075,480
1,055 3.750%, 7/01/33 7/25 at 100.00 A+ 1,026,694
New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series  2017F:
360 3.750%, 7/01/37 7/27 at 100.00 BB 284,090
1,370 4.000%, 7/01/42 7/27 at 100.00 BB 1,055,462
2,265 5.000%, 7/01/47 7/27 at 100.00 BB 1,991,116
1,225 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Refunding Series 2015C, 5.000%, 7/01/32
7/25 at 100.00 BBB+ 1,265,376
710 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2013D, 5.000%, 7/01/38
7/23 at 100.00 BBB+ 713,557
New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2016C:
1,870 3.000%, 7/01/41 7/26 at 100.00 BBB+ 1,456,711
2,430 3.000%, 7/01/46 7/26 at 100.00 BBB+ 1,783,644
1,085 4.000%, 7/01/46 7/26 at 100.00 BBB+ 973,408
1,000 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2020C, 3.250%, 7/01/49 - AGM Insured
7/30 at 100.00 AA 769,610
4,500 New Jersey Educational Facilities Authority, Revenue Bonds, Stevens
Institute of Technology Issue, Green Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 BBB+ 3,937,185
New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A:
1,000 5.000%, 7/01/42 7/27 at 100.00 BBB+ 1,019,650
500 4.000%, 7/01/47 7/27 at 100.00 BBB+ 444,055
1,110 5.000%, 7/01/47 7/27 at 100.00 BBB+ 1,124,519
1,375 New Jersey Educational Facilities Authority, Revenue Bonds, William
Paterson University, Series 2017B, 5.000%, 7/01/47 - AGM Insured
7/27 at 100.00 AA 1,427,415
835 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Senior Series 2021B, 2.500%, 12/01/40,
(AMT)
12/29 at 100.00 AA 680,099
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A:
1,900 3.750%, 12/01/31, (AMT) 6/28 at 100.00 Aaa 1,872,678
430 4.000%, 12/01/35, (AMT) 6/28 at 100.00 Aaa 430,632
770 New Jersey Higher Education Student Assistance Authority, Student
Loan Revenue Bonds, Refunding Subordinate Series 2021C, 3.250%,
12/01/51, (AMT)
12/29 at 100.00 BBB 545,560
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2016-1A:
950 3.500%, 12/01/32, (AMT) 12/25 at 100.00 Aaa 886,198
215 4.000%, 12/01/39, (AMT) 12/25 at 100.00 Aaa 213,437
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A:
575 3.750%, 12/01/33, (AMT) 12/26 at 100.00 Aaa 569,020
70 4.000%, 12/01/40, (AMT) 12/26 at 100.00 Aaa 69,604
1,470 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2019B, 3.250%, 12/01/39, (AMT)
6/28 at 100.00 Aa1 1,324,793
735 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2020B, 3.500%, 12/01/39, (AMT)
12/28 at 100.00 Aa1 711,767
335 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Series 2012-1A, 4.375%, 12/01/26, (AMT)
12/22 at 100.00 Aaa 335,171
500 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39, (AMT)
12/22 at 100.00 Aaa 500,565
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Series 2013-1A:
355 3.625%, 12/01/25, (AMT) 1/23 at 100.00 Aaa 355,014
575 4.000%, 12/01/28, (AMT) 12/22 at 100.00 Aaa 575,075
285 4.000%, 12/01/31, (AMT) 12/22 at 100.00 Aaa 280,221
295 4.125%, 12/01/35, (AMT) 12/22 at 100.00 Aaa 284,855

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Series 2014-1A-1:
$ 455 4.250%, 12/01/32, (AMT) 12/23 at 100.00 Aaa $ 449,949
440 4.500%, 12/01/36, (AMT) 12/23 at 100.00 Aaa 435,543
995 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Series 2015-1A, 4.000%, 12/01/30, (AMT)
12/24 at 100.00 Aaa 996,950
1,870 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2017-C, 4.250%, 12/01/47, (AMT)
12/26 at 100.00 Aaa 1,862,931
1,460 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2019C, 3.625%, 12/01/49, (AMT)
6/28 at 100.00 A2 1,177,227
3,005 New Jersey Institute of Technology, New Jersey, General Obligation
Bonds, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 A1 3,100,709
62,290 Total Education and Civic Organizations 58,192,525
Financials - 0.1%
439 New Jersey Economic Development Authority, Revenue Refunding Bonds,
Kapkowski Road Landfill Project, Series 2002, 6.500%, 4/01/28 2002 1
No Opt. Call Baa2 436,393
Health Care - 12.9%
Camden County Improvement Authority, New Jersey, Health
Care Redevelopment Revenue Bonds, Cooper Health
System Obligated Group Issue, Refunding Series 2014A:
1,720 5.000%, 2/15/25 2/24 at 100.00 A- 1,743,667
800 5.000%, 2/15/28 2/24 at 100.00 A- 806,112
2,000 5.000%, 2/15/33 2/24 at 100.00 A- 2,010,280
800 Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated
Group Issue, Series 2013A, 5.750%, 2/15/42
2/23 at 100.00 A- 802,640
New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series
2021:
1,800 2.375%, 7/01/46 7/31 at 100.00 AA- 1,186,560
1,800 3.000%, 7/01/46 7/31 at 100.00 AA- 1,349,082
1,000 3.000%, 7/01/51 7/31 at 100.00 AA- 727,840
195 New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS
Hospital Corporation, Series 2008A, 5.000%, 7/01/27
1/23 at 100.00 AA- 195,242
2,080 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41
1/27 at 100.00 AA- 2,036,465
2,130 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 AA- 2,148,893
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Hackensack Meridian Health Obligated
Group, Refunding Series 2017A:
3,230 5.000%, 7/01/28 7/27 at 100.00 AA- 3,511,462
1,465 5.000%, 7/01/57 7/27 at 100.00 AA- 1,492,191
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Hunterdon Medical Center, Refunding
Series 2014A:
1,000 4.000%, 7/01/45 7/24 at 100.00 A+ 939,040
4,480 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Refunding Series 2016A, 4.000%,
7/01/41
7/26 at 100.00 AA- 4,352,320
4,950 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 AA- 5,045,238
570 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Meridian Health System Obligated Group, Refunding Series 2013A,
5.000%, 7/01/32
7/23 at 100.00 AA- 573,825
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Princeton HealthCare System, Series
2016A:
465 5.000%, 7/01/32 7/26 at 100.00 AA 495,058
575 5.000%, 7/01/33 7/26 at 100.00 AA 610,420
600 5.000%, 7/01/34 7/26 at 100.00 AA 634,392

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Robert Wood Johnson University Hospital
Issue, Series 2014A:
$ 2,060 5.000%, 7/01/39 7/24 at 100.00 AA- $ 2,096,153
420 5.000%, 7/01/43 7/24 at 100.00 AA- 424,540
2,135 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Refunding Series 2016A,
5.000%, 7/01/43
7/26 at 100.00 AA- 2,181,692
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, RWJ Barnabas Health Obligated Group,
Series 2021A:
3,145 3.000%, 7/01/51 7/31 at 100.00 AA- 2,289,057
2,900 4.000%, 7/01/51 7/31 at 100.00 AA- 2,667,043
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Saint Joseph's Healthcare System
Obligated Group Issue, Refunding Series 2016:
2,710 3.000%, 7/01/32 7/26 at 100.00 BBB- 2,351,359
360 4.000%, 7/01/34 7/26 at 100.00 BBB- 342,806
2,835 5.000%, 7/01/41 7/26 at 100.00 BBB- 2,848,466
2,685 4.000%, 7/01/48 7/26 at 100.00 BBB- 2,255,158
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, University Hospital Issue, Refunding
Series 2015A:
1,500 4.125%, 7/01/38 - AGM Insured 7/25 at 100.00 AA 1,503,030
755 5.000%, 7/01/46 - AGM Insured 7/25 at 100.00 AA 762,822
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Valley Health System Obligated Group,
Series 2019:
3,470 4.000%, 7/01/44 7/29 at 100.00 A+ 3,291,712
2,695 3.000%, 7/01/49 7/29 at 100.00 A+ 1,916,522
59,330 Total Health Care 55,591,087
Housing/Multifamily - 6.1%
600 New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Kean Properties LLC - Kean University Student Housing Project,
Series 2017A, 5.000%, 7/01/47
1/27 at 100.00 B 531,780
2,440 New Jersey Economic Development Authority, Revenue Bonds, West
Campus Housing LLC - New Jersey City University Student Housing
Project, Series 2015, 5.000%, 7/01/47
7/25 at 100.00 BB- 2,139,636
1,482 New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit
Revenue Bonds, Cherry Garden Apartments Project, Series 2021B,
2.375%, 1/01/39 2022 1
No Opt. Call Aaa 1,153,774
2,355 New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit
Revenue Bonds, Riverside Village Family Apartments Phase 1 Project,
Series 2019F, 1.350%, 12/01/22
No Opt. Call Aaa 2,355,000
New Jersey Housing and Mortgage Finance Agency,
Multifamily Housing Revenue Bonds, Series 2013-2:
1,770 4.350%, 11/01/33, (AMT) 1/23 at 100.00 AA 1,765,522
1,015 4.600%, 11/01/38, (AMT) 1/23 at 100.00 AA 1,002,516
1,010 4.750%, 11/01/46, (AMT) 1/23 at 100.00 AA 967,085
1,560 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2015A, 4.000%, 11/01/45
11/24 at 100.00 AA- 1,438,710
1,135 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2016A, 3.750%, 11/01/45
11/25 at 100.00 AA- 1,014,088
2,145 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2016B, 3.600%, 11/01/40
11/25 at 100.00 AA- 1,968,724
875 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2017D, 3.900%, 11/01/32, (AMT)
5/26 at 100.00 AA- 865,638

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2018A:
$ 1,935 3.600%, 11/01/33 11/27 at 100.00 AA- $ 1,875,537
1,865 3.875%, 11/01/38 11/27 at 100.00 AA- 1,778,333
1,045 3.950%, 11/01/43 11/27 at 100.00 AA- 973,930
650 4.000%, 11/01/48 11/27 at 100.00 AA- 589,817
500 4.100%, 11/01/53 11/27 at 100.00 AA- 449,420
New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2019A:
1,750 2.900%, 11/01/39 11/28 at 100.00 AA- 1,493,170
530 3.000%, 11/01/44 11/28 at 100.00 AA- 423,761
870 3.050%, 11/01/49 11/28 at 100.00 AA- 665,211
490 3.150%, 5/01/53 11/28 at 100.00 AA- 372,581
600 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2020A, 2.450%, 11/01/45
11/29 at 100.00 AA- 411,846
2,470 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2021A, 2.450%, 11/01/41
11/30 at 100.00 AA- 1,852,549
29,092 Total Housing/Multifamily 26,088,628
Housing/Single Family - 4.3%
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A:
1,725 3.600%, 4/01/33 10/27 at 100.00 AA 1,674,164
1,130 3.750%, 10/01/35 10/27 at 100.00 AA 1,073,410
2,150 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2018B, 3.800%, 10/01/32, (AMT)
10/27 at 100.00 AA 2,066,472
2,710 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2019C, 4.000%, 4/01/49
4/28 at 100.00 AA 2,474,555
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2020E:
1,575 2.250%, 10/01/40 4/29 at 100.00 AA 1,190,495
1,590 3.500%, 4/01/51 4/29 at 102.44 AA 1,563,861
7,090 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2021H, 2.300%, 10/01/46
4/30 at 100.00 AA 4,956,619
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2022I:
1,910 4.500%, 10/01/42 4/31 at 100.00 AA 1,933,837
1,465 4.600%, 10/01/46 4/31 at 100.00 AA 1,482,316
21,345 Total Housing/Single Family 18,415,729
Long-Term Care - 0.6%
530 New Jersey Economic Development Authority, Fixed Rate Revenue Bonds,
Lions Gate Project, Series 2014, 5.250%, 1/01/44
1/24 at 100.00 N/R 473,465
2,170 New Jersey Economic Development Authority, Revenue Bonds, White
Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40,
144A
1/28 at 102.00 N/R 1,645,338
495 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%,
10/01/38, 144A
10/26 at 102.00 N/R 385,565
3,195 Total Long-Term Care 2,504,368
Tax Obligation/General - 13.6%
2,000 Cherry Hill Township, Camden County, New Jersey, General Obligation
Bonds, Bond Anticipation Note Series 2022, 5.000%, 10/23/23
No Opt. Call N/R 2,038,480
735 Cumberland County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, Vineland Public Safety Building
Project, Series 2017, 3.250%, 12/15/37
12/27 at 100.00 AA 665,248
1,470 Cumberland County, New Jersey, General Obligation Bonds, Series 2021,
2.000%, 5/15/29
5/28 at 100.00 AA- 1,323,412
Essex County Improvement Authority, New Jersey, Project
Consolidation Revenue Bonds, Refunding Series 2007:
840 5.250%, 12/15/22 - AMBAC Insured No Opt. Call Aaa 840,848

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,000 Essex County, New Jersey, General Obligation Bonds, Improvement
Series 2022, 4.000%, 8/15/32
8/30 at 100.00 Aaa $ 1,080,180
15 Flemington-Raritan Regional School District, Hunterdon County, New
Jersey, General Obligation Bonds, Series 2019, 2.375%, 9/01/34
9/26 at 100.00 AA 12,598
Gloucester Township, New Jersey, General Obligation
Bonds, Series 2019:
1,000 2.000%, 2/01/28 - BAM Insured No Opt. Call AA 909,120
1,500 2.250%, 2/01/29 - BAM Insured No Opt. Call AA 1,361,550
180 Hamilton Township, Mercer County Board of Education, New Jersey,
General Obligation Bonds, Series 2017, 3.250%, 12/15/38
12/27 at 100.00 AA 159,736
1,040 Harrison, New Jersey, General Obligation Bonds, Parking Utility Series
2018, 3.375%, 3/01/34 - BAM Insured
3/28 at 100.00 AA 1,024,795
Hudson County Improvement Authority, New Jersey,
County Guaranteed Governmental Loan Revenue Bonds,
Guttenberg General Obligation Bond Project, Series 2018:
125 3.250%, 8/01/34 8/25 at 100.00 AA 120,793
340 5.000%, 8/01/42 8/25 at 100.00 AA 351,366
Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Vocational
Technical Schools Project, Series 2016:
6,490 5.000%, 5/01/46, (UB) (5) 5/26 at 100.00 AA 6,737,334
1,000 5.250%, 5/01/51 5/26 at 100.00 AA 1,043,710
2,295 Jersey City, New Jersey, General Obligation Bonds, General Improvement
Series 2022A, 3.000%, 2/15/37
2/29 at 100.00 Aa3 2,001,607
1,675 Monmouth County Improvement Authority, New Jersey, Governmental
Pooled Loan Revenue Bonds, Series 2021A, 3.000%, 3/01/35
3/31 at 100.00 AAA 1,550,732
220 Montclair Township, Essex County, New Jersey, General Obligation Bonds,
Refunding Parking Utility Series 2014A, 5.000%, 1/01/37
1/24 at 100.00 AAA 224,211
610 New Brunswick Parking Authority, Middlesex County, New Jersey,
Guaranteed Parking Revenue Bonds, Refunding Series 2012, 5.000%,
9/01/30
1/23 at 100.00 A+ 611,013
New Brunswick Parking Authority, Middlesex County, New
Jersey, Guaranteed Parking Revenue Bonds, Refunding
Series 2016A:
1,900 5.000%, 9/01/32 - BAM Insured 9/26 at 100.00 AA 2,028,421
1,340 5.000%, 9/01/39 - BAM Insured 9/26 at 100.00 AA 1,405,499
1,000 New Brunswick, New Jersey, General Obligation Bonds, Cultural Center
Project, Series 2017, 4.000%, 9/15/44 - AGM Insured
9/27 at 100.00 AA 972,470
New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A:
4,890 4.000%, 6/01/31 No Opt. Call A2 5,182,862
2,200 3.000%, 6/01/32 No Opt. Call A2 2,096,644
1,980 4.000%, 6/01/32 No Opt. Call A2 2,096,167
Newark Board of Education, Essex County, New Jersey,
General Obligation Bonds, School Energy Savings Series
2021:
250 4.000%, 7/15/35 - BAM Insured 7/31 at 100.00 AA 251,960
600 4.000%, 7/15/36 - BAM Insured 7/31 at 100.00 AA 603,324
Newark, Essex County, New Jersey, Mass Transit Access
Tax Revenue Bonds, Mulberry Pedestrian Bridge
Redevelopment Project, Series 2022:
500 5.375%, 11/15/52 - AGM Insured 11/32 at 100.00 AA 537,040
600 6.000%, 11/15/62 - AGM Insured 11/32 at 100.00 AA 671,778
1,500 Ocean City, New Jersey, General Obligation Bonds, General Improvement
Series 2019, 2.250%, 9/15/33
9/26 at 100.00 AA 1,281,630
2,625 Passaic County, New Jersey, General Obligation Bonds, General
Improvement Series 2019A, 1.000%, 12/01/34
12/27 at 100.00 Aa1 1,867,661
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
1,054 5.625%, 7/01/29 No Opt. Call N/R 1,080,403
2,477 4.000%, 7/01/33 7/31 at 103.00 N/R 2,158,309
167 4.000%, 7/01/37 7/31 at 103.00 N/R 139,573

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,145 Somers Point, New Jersey, General Obligation Bonds, Improvement Sewer
Utility Series 2019, 2.000%, 10/01/31
10/26 at 100.00 AA- $ 993,631
2,460 South Orange & Maplewood School District, Essex County, New Jersey,
General Obligation Bonds, Series 2021, 2.375%, 8/15/46
8/29 at 100.00 Aa2 1,622,518
625 South Orange Village Township, New Jersey, General Obligation Bonds,
Refunding Series 2020, 4.000%, 1/15/24
No Opt. Call AA 634,487
3,725 Union County Utilities Authority, New Jersey, Resource Recovery Facility
Lease Revenue Bonds, Covantan Union Inc. Lessee, Refunding Series
2011B, 5.250%, 12/01/31, (AMT)
1/23 at 100.00 AA+ 3,731,817
2,515 Union County Utilities Authority, New Jersey, Solid Waste System County
Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41
1/23 at 100.00 Aaa 2,518,144
3,775 Union County, New Jersey, General Obligation Bonds, Series 2018,
3.000%, 3/01/27
9/25 at 100.00 Aaa 3,784,173
1,280 Verona Township Board of Education, Essex County, New Jersey, General
Obligation Bonds, Refunding Series 2020, 2.250%, 3/01/39
3/27 at 100.00 AA- 945,203
61,143 Total Tax Obligation/General 58,660,447
Tax Obligation/Limited - 20.4%
2,100 Bergen County Improvement Authority, New Jersey, County Guaranteed
Revenue Bonds, Bergen New Bridge Medical Center Project, Series
2022, 5.000%, 8/01/47
8/32 at 100.00 Aaa 2,327,514
650 Bergen County Improvement Authority, New Jersey, Guaranteed Lease
Revenue Bonds, County Administration Complex Project, Series 2005,
5.000%, 11/15/26
No Opt. Call Aaa 707,902
Camden County Improvement Authority, New Jersey,
County Guaranteed Loan Revenue Bonds, Capital
Program, Series 2022:
300 5.000%, 1/15/31 ,(WI/DD, Settling 12/06/22) No Opt. Call Aa1 342,963
225 5.000%, 1/15/33 ,(WI/DD, Settling 12/06/22) 1/32 at 100.00 Aa1 258,428
3,655 Camden County Improvement Authority, New Jersey, County Guaranteed
Loan Revenue Bonds, City Hall Project, Series 2018, 3.250%, 12/01/37
12/28 at 100.00 Aa1 3,390,013
1,795 Garden State Preservation Trust, New Jersey, Open Space and Farmland
Preservation Bonds, Series 2005A, 5.750%, 11/01/28 - AGM Insured
No Opt. Call AA 1,972,687
New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A:
3,600 5.250%, 11/01/47 11/32 at 100.00 A3 3,790,800
5,025 5.000%, 11/01/52 11/32 at 100.00 A3 5,144,947
2,985 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 4.000%, 11/01/39
11/29 at 100.00 A3 2,838,526
2,480 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 Baa3 2,386,752
2,000 New Jersey Economic Development Authority, Revenue Bonds, New
Jersey Transit Corporation Projects Sublease, Refunding Series 2017B,
5.000%, 11/01/25
No Opt. Call A3 2,109,540
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2015WW:
4,110 5.250%, 6/15/40 6/25 at 100.00 A3 4,197,790
1,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ, 5.000%, 6/15/32
12/30 at 100.00 A3 1,102,280
1,625 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Refunding Series 2014PP,
5.000%, 6/15/26
6/24 at 100.00 A3 1,670,695
New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1:
255 5.000%, 6/15/29 6/26 at 100.00 A+ 268,780
175 5.000%, 6/15/30 6/26 at 100.00 A+ 184,272
2,870 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/31
6/26 at 100.00 A+ 3,014,361
695 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB, 4.000%, 6/15/46
12/31 at 100.00 A3 633,805

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
New Jersey Transportation Trust Fund Authority,
Transportation Program Bonds, Series 2022CC:
$ 2,250 5.250%, 6/15/43 ,(WI/DD, Settling 12/08/22) No Opt. Call A3 $ 2,384,340
1,170 5.250%, 6/15/46 ,(WI/DD, Settling 12/08/22) No Opt. Call A3 1,234,538
1,800 5.000%, 6/15/48 ,(WI/DD, Settling 12/08/22) No Opt. Call A3 1,843,317
14,360 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30
No Opt. Call A3 10,239,254
1,930 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006A, 5.500%, 12/15/22
No Opt. Call A3 1,932,084
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Refunding Series 2006C:
6,925 0.000%, 12/15/32 - AGM Insured No Opt. Call AA 4,627,285
4,765 0.000%, 12/15/33 - AGM Insured No Opt. Call AA 3,025,155
1,045 0.000%, 12/15/34 - AGM Insured No Opt. Call AA 626,415
1,550 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2010D, 5.000%, 12/15/24
No Opt. Call A3 1,610,776
135 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2013AA, 5.000%, 6/15/36
6/23 at 100.00 A3 135,659
1,035 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 4.000%, 12/15/39
12/29 at 100.00 A3 986,396
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2019BB:
2,290 3.500%, 6/15/46 12/28 at 100.00 A3 1,910,455
1,000 4.000%, 6/15/50 12/28 at 100.00 A3 902,080
2,050 5.000%, 6/15/50 12/28 at 100.00 A3 2,081,447
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2020AA:
1,000 5.000%, 6/15/45 12/30 at 100.00 A3 1,025,270
1,040 4.000%, 6/15/50 12/30 at 100.00 A3 938,163
2,930 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2021A, 4.000%, 6/15/34
6/31 at 100.00 A3 2,937,472
1,140 Passaic County Improvement Authority, New Jersey, Lease Revenue
Bonds, Preakness Healthcare Center Expansion Project, Refunding
Series 2015, 3.750%, 5/01/36
5/25 at 100.00 AA 1,130,128
1,725 Passaic County Improvement Authority, New Jersey, Lease Revenue
Bonds, Preakness Healthcare Center Expansion Project, Series 2012,
3.500%, 5/01/35
1/23 at 100.00 Aa1 1,700,229
1,690 Puerto Rico Public Finance Corporation, Commonwealth Appropriation
Bonds, Series 1998A, 5.125%, 6/01/24 - AMBAC Insured
No Opt. Call Aaa 1,722,397
2,805 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 5.000%, 7/01/58
7/28 at 100.00 N/R 2,661,412
2,764 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 N/R 2,503,963
3,000 Union County Improvement Authority, New Jersey, Lease Revenue Bonds,
Plainfield - Park Madison Redevelopment Project, Refunding Series
2013A, 5.000%, 3/01/34, (UB) (5)
No Opt. Call AA+ 3,397,050
95,944 Total Tax Obligation/Limited 87,897,340
Transportation - 13.7%
1,100 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2012A, 5.000%, 1/01/42
1/23 at 100.00 A1 1,101,903
Delaware River and Bay Authority, Delaware and New
Jersey, Revenue Bonds, Series 2014A:
360 5.000%, 1/01/34 1/24 at 100.00 A1 367,355
1,520 4.125%, 1/01/39 1/24 at 100.00 A1 1,526,308
2,000 5.000%, 1/01/44 1/24 at 100.00 A1 2,018,960
1,020 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2019, 4.000%, 1/01/44
1/29 at 100.00 A1 1,007,770
1,635 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2015,
4.000%, 7/01/35 - BAM Insured
7/25 at 100.00 AA 1,670,283

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds, Series
2017:
$ 1,000 5.000%, 7/01/42 7/27 at 100.00 A1 $ 1,041,050
3,865 5.000%, 7/01/47 7/27 at 100.00 A1 3,997,647
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds, Series
2019A:
1,125 5.000%, 7/01/30 7/29 at 100.00 A1 1,267,211
1,285 5.000%, 7/01/31 7/29 at 100.00 A1 1,434,369
1,000 3.000%, 7/01/49 7/29 at 100.00 A1 742,010
1,760 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds,  Series 2013, 5.000%, 1/01/40
1/24 at 100.00 A+ 1,783,760
Delaware River Port Authority, Pennsylvania and New Jersey,
Revenue Refunding Bonds, Port District Project, Series
2012:
1,000 5.000%, 1/01/24 1/23 at 100.00 A 1,001,980
1,095 5.000%, 1/01/26 1/23 at 100.00 A 1,097,168
1,070 5.000%, 1/01/27 1/23 at 100.00 A 1,072,119
New Jersey Economic Development Authority, Private
Activity Bonds, The Goethals Bridge Replacement Project,
Series 2013:
1,260 5.000%, 7/01/23, (AMT) No Opt. Call A2 1,266,880
1,705 5.000%, 1/01/31 - AGM Insured, (AMT) 1/24 at 100.00 AA 1,712,212
1,445 5.625%, 1/01/52, (AMT) 1/24 at 100.00 A- 1,450,187
New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
1999:
1,060 5.125%, 9/15/23, (AMT) 1/23 at 101.00 Ba3 1,062,703
2,025 5.250%, 9/15/29, (AMT) 1/23 at 101.00 Ba3 2,031,743
380 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%,
11/15/30, (AMT)
3/24 at 101.00 Ba3 382,398
New Jersey Economic Development Authority, Special
Facility Revenue Bonds, Port Newark Container Terminal
LLC Project, Refunding Series 2017:
2,985 5.000%, 10/01/37, (AMT) 10/27 at 100.00 Baa2 3,007,686
2,610 5.000%, 10/01/47, (AMT) 10/27 at 100.00 Baa2 2,566,074
1,315 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%,
1/01/29 - AGM Insured
No Opt. Call AA 1,491,631
1,025 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2021A,
4.000%, 1/01/51
1/31 at 100.00 AA- 969,199
2,500 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022A,
4.000%, 1/01/43
7/32 at 100.00 AA- 2,454,425
New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2022B:
1,980 4.500%, 1/01/48 1/33 at 100.00 AA- 2,013,521
2,250 5.250%, 1/01/52 1/33 at 100.00 AA- 2,470,478
1,810 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43
12/23 at 100.00 AA- 1,845,711
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty Series 2022, 3.000%, 12/01/31
No Opt. Call AA- 4,911,900
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twelfth Series 2019:
2,000 4.000%, 9/01/38 9/29 at 100.00 AA- 2,008,080
1,415 4.000%, 9/01/39 9/29 at 100.00 AA- 1,418,042
South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Refunding Series
2019A:
1,770 5.000%, 11/01/31 - AGM Insured 11/29 at 100.00 AA 1,924,680
1,000 5.000%, 11/01/33 - AGM Insured 11/29 at 100.00 AA 1,079,330
200 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2020A, 5.000%, 11/01/45
11/30 at 100.00 BBB+ 206,190

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2022A:
$ 1,100 4.625%, 11/01/47 11/32 at 100.00 BBB+ $ 1,091,387
650 5.250%, 11/01/52 - BAM Insured 11/32 at 100.00 AA 698,549
58,320 Total Transportation 59,192,899
U.S. Guaranteed - 3.5% (6)
1,945 Cumberland County Improvement Authority, New Jersey, County General
Obligation Revenue Bonds, Technical High School Project, Series 2014,
5.000%, 9/01/39, (Pre-refunded 9/01/24) - AGM Insured
9/24 at 100.00 AA 2,025,231
Essex County Improvement Authority, New Jersey, Project
Consolidation Revenue Bonds, Refunding Series 2007:
5 5.250%, 12/15/22 - AMBAC Insured, (ETM) No Opt. Call Aaa 5,005
1,215 New Jersey Economic Development Authority, Revenue Bonds, United
Methodist Homes of New Jersey Obligated Group Issue, Refunding
Series 2013, 5.000%, 7/01/34, (Pre-refunded 7/01/23)
7/23 at 100.00 N/R 1,230,516
New Jersey Economic Development Authority, Revenue
Bonds, United Methodist Homes of New Jersey Obligated
Group Issue, Refunding Series 2014A:
165 3.750%, 7/01/24, (ETM) No Opt. Call N/R 166,455
405 5.000%, 7/01/29, (Pre-refunded 7/01/24) 7/24 at 100.00 N/R 418,916
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2015WW:
250 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 N/R 266,147
New Jersey Economic Development Authority, School
Facilities Construction Financing Program Bonds,
Refunding Series 2013NN:
2,055 5.000%, 3/01/30, (Pre-refunded 3/01/23) 3/23 at 100.00 A3 2,067,926
1,225 5.000%, 3/01/31, (Pre-refunded 3/01/23) 3/23 at 100.00 A3 1,232,705
New Jersey Education Facilities Authority Revenue Bonds,
The College of New Jersey Issue, Series 2013A:
770 5.000%, 7/01/38, (Pre-refunded 7/01/23) 7/23 at 100.00 A2 780,950
1,015 5.000%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 A2 1,029,433
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Hunterdon Medical Center, Refunding
Series 2014A:
655 5.000%, 7/01/45, (Pre-refunded 7/01/24) 7/24 at 100.00 A+ 678,023
280 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Kennedy Health System Obligated Group Issue, Refunding Series 2012,
3.750%, 7/01/27, (ETM)
No Opt. Call N/R 285,925
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Palisades Medical Center Obligated
Group Issue, Refunding Series 2013:
665 5.250%, 7/01/31, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 675,407
145 5.250%, 7/01/31, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 147,101
360 5.500%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 366,149
80 5.500%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 81,274
480 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Luke's Warren Hospital Obligated Group, Series 2013, 4.000%,
8/15/37, (Pre-refunded 8/15/23)
8/23 at 100.00 A- 484,618
1,500 New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%,
1/01/28, (Pre-refunded 1/01/23)
1/23 at 100.00 AA- 1,503,165
1,415 Rutgers State University, New Jersey, Revenue Bonds, Refunding Series
2013L, 5.000%, 5/01/43, (Pre-refunded 5/01/23)
5/23 at 100.00 Aa3 1,429,815
205 Salem County Pollution Control Financing Authority, New Jersey, Pollution
Control Revenue Bonds, Chambers Project, Refunding Series 2014A,
5.000%, 12/01/23, (AMT), (ETM)
No Opt. Call N/R 207,388
14,835 Total U.S. Guaranteed 15,082,149

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities - 8.1%
New Jersey Economic Development Authority, Energy
Facilities Revenue Bonds, UMM Energy Partners, LLC
Project, Series 2012A:
$ 500 5.000%, 6/15/37, (AMT) 1/23 at 100.00 Baa2 $ 500,070
1,000 5.125%, 6/15/43, (AMT) 1/23 at 100.00 Baa2 1,000,100
1,975 New Jersey Economic Development Authority, Natural Gas Facilities
Revenue Bonds, New Jersey Natural Gas Company Project, Refunding
Series 2011A, 2.750%, 8/01/39
8/24 at 100.00 A1 1,583,022
1,045 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, Middlesex Water Company, Series 2012C, 5.000%, 10/01/23
No Opt. Call A+ 1,063,862
4,195 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, Middlesex Water Company, Series 2019, 4.000%, 8/01/59, (AMT)
8/29 at 100.00 A+ 3,435,286
5,000 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2019A, 2.200%, 10/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 A+ 4,404,400
3,150 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020B, 1.200%, 11/01/34, (AMT), (Mandatory Put 6/01/23)
No Opt. Call A+ 3,119,382
New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2021A-1:
3,520 3.000%, 9/01/31 9/30 at 100.00 AAA 3,470,544
4,935 3.000%, 9/01/32 9/30 at 100.00 AAA 4,783,792
5,085 3.000%, 9/01/33 9/30 at 100.00 AAA 4,851,751
695 Passaic County Utilities Authority, New Jersey, Solid Waste Disposal
Revenue Bonds, Refunding Series 2018, 5.000%, 3/01/37
No Opt. Call AA 792,411
1,260 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call N/R 1,274,200
5,000 Salem County Pollution Control Financing Authority, New Jersey, Revenue
Bonds, Atlantic City Electric Company Project, Refunding Series 2020,
2.250%, 6/01/29
No Opt. Call A 4,468,700
37,360 Total Utilities 34,747,520
$ 460,427 Total Long-Term Investments (cost $458,709,720) 432,989,120
Floating Rate Obligations - (1.8)%   (7,590,000)
Other Assets Less Liabilities - 1.2% 5,165,798
Net Assets - 100% $ 430,564,918

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 432,989,120 $ – $ 432,989,120
Total
$ – $ 432,989,120 $ – $ 432,989,120
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen New York Municipal Bond Fund
Portfolio of Investments November 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 95.6%
X
1,125,705,522 MUNICIPAL BONDS - 95.6%
X 1,125,705,522
Consumer Staples - 3.1%
$ 15,110 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38
1/23 at 100.00 BBB $ 14,681,480
76,105 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50, 144A
1/23 at 17.90 N/R 7,714,764
New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1:
1,310 5.625%, 6/01/35 No Opt. Call A- 1,336,514
6,885 5.750%, 6/01/43 No Opt. Call BBB- 7,104,907
1,330 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-
2A and 2016A-2B, 5.000%, 6/01/45
6/26 at 100.00 BB+ 1,252,927
10,000 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 N/R 1,049,600
3,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 2,784,000
113,740 Total Consumer Staples 35,924,192
Education and Civic Organizations - 10.8%
2,045 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Enterprise Charter School Project, Series 2011A,
7.500%, 12/01/40
1/23 at 100.00 CCC 1,869,723
Build New York City Resource Corporation, New York,
Revenue Bonds, Bronx Charter School for Excellence,
Series 2013A:
1,630 5.000%, 4/01/33 4/23 at 100.00 BBB- 1,635,460
1,250 5.500%, 4/01/43 4/23 at 100.00 BBB- 1,254,088
2,500 Build New York City Resource Corporation, New York, Revenue Bonds,
Children's Aid Society Project, Series 2015., 5.000%, 7/01/40
7/25 at 100.00 A+ 2,538,525
2,500 Build New York City Resource Corporation, New York, Revenue Bonds,
Childrens Aid Society Project, Series 2015. BUILD NYC CHILDRENS AID
SOCIETY, 5.000%, 7/01/45
7/25 at 100.00 A+ 2,527,025
Build New York City Resource Corporation, New York,
Revenue Bonds, City University of New York - Queens
College, Q Student Residences, LLC Project, Refunding
Series 2014A:
1,000 5.000%, 6/01/38 6/24 at 100.00 Aa2 1,020,990
4,050 5.000%, 6/01/43 6/24 at 100.00 Aa2 4,118,405
500 Build New York City Resource Corporation, New York, Revenue Bonds,
Global Community Charter School Project, Series 2022A, 5.000%,
6/15/42
6/32 at 100.00 BB+ 475,450
Build New York City Resource Corporation, New York,
Revenue Bonds, Metropolitan College of New York, Series
2014:
2,240 5.000%, 11/01/39 11/24 at 100.00 BB- 2,068,819
2,200 5.500%, 11/01/44 11/24 at 100.00 BB- 2,092,420
Build New York City Resource Corporation, New York,
Revenue Bonds, South Bronx Charter School for
International Cultures and the Arts Project, Series 2013A:
1,050 5.000%, 4/15/33, 144A 4/23 at 100.00 BB+ 1,040,718
1,875 5.000%, 4/15/43, 144A 4/23 at 100.00 BB+ 1,752,150
2,395 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/55, 144A
12/30 at 100.00 N/R 1,840,773

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Build NYC Resource Corporation, New York, Revenue
Bonds, Richmond Preparatory Charter School Project,
Social Impact Project Series 2021A:
$ 500 5.000%, 6/01/41, 144A 6/29 at 100.00 N/R $ 468,445
2,620 5.000%, 6/01/56, 144A 6/29 at 100.00 N/R 2,280,736
595 Dormitory Authority of the State of New York, General Revenue Bonds,
Saint Johns University, Series 2015A, 5.000%, 7/01/37
7/25 at 100.00 A- 611,595
3,835 Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A, 5.000%, 7/15/42
7/32 at 100.00 BBB- 3,923,243
Dormitory Authority of the State of New York, Housing
Revenue Bonds, Fashion Institute of Technology, Series
2007:
1,670 5.250%, 7/01/29 - FGIC Insured No Opt. Call Baa2 1,737,101
735 5.250%, 7/01/34 - FGIC Insured No Opt. Call Baa2 761,048
1,600 Dormitory Authority of the State of New York, Revenue Bonds, Barnard
College, Refunding Series 2015A, 5.000%, 7/01/43
7/25 at 100.00 A3 1,622,224
9,000 Dormitory Authority of the State of New York, Revenue Bonds, Fordham
University, Series 2020, 4.000%, 7/01/46
7/29 at 100.00 A 8,553,420
2,760 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/40
7/25 at 100.00 A- 2,805,926
Dormitory Authority of the State of New York, Revenue
Bonds, New School University, Series 2015A:
4,270 5.000%, 7/01/45 7/25 at 100.00 A3 4,316,159
2,605 Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2022A, 4.000%, 7/01/47
7/32 at 100.00 A3 2,266,324
1,055 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2001-1, 5.500%, 7/01/40 - AMBAC Insured
No Opt. Call AAA 1,256,452
3,450 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2015A, 5.000%, 7/01/35
7/25 at 100.00 Aa2 3,626,778
1,215 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2016A, 4.000%, 7/01/43
7/26 at 100.00 Aa2 1,196,046
1,500 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2018A, 5.000%, 7/01/48
7/28 at 100.00 Aa2 1,586,145
Dormitory Authority of the State of New York, Revenue
Bonds, New York University, Series 2019A:
1,040 5.000%, 7/01/37 7/29 at 100.00 Aa2 1,144,905
660 5.000%, 7/01/42 7/29 at 100.00 Aa2 714,120
10,000 4.000%, 7/01/45 7/29 at 100.00 Aa2 9,781,700
3,375 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Green Series 2019B, 5.000%, 7/01/50
7/29 at 100.00 Aa1 3,583,541
875 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2020A, 5.000%, 7/01/53
7/30 at 100.00 Aa1 931,376
8,665 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2022A, 4.000%, 7/01/42
7/32 at 100.00 Aa1 8,481,129
100 Dormitory Authority of the State of New York, Revenue Bonds, Saint
Joseph's College, Series 2021, 5.000%, 7/01/51
7/30 at 100.00 BBB- 102,406
3,450 Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36,
144A
12/26 at 100.00 BB- 3,423,401
9,175 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Marist College Project, Series 2022, 5.000%, 7/01/52
7/32 at 100.00 A+ 9,531,724
7,500 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016B, 0.000%, 1/01/45
No Opt. Call N/R 1,818,825
3,040 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 5.625%, 1/01/55
1/34 at 100.00 N/R 2,526,118
7,835 Monroe County Industrial Development Corporation, New York, Revenue
Bonds,  University of Rochester Project, Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 AA- 7,349,073
405 New Rochelle Corporation, New York, Local Development Revenue
Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/40
7/25 at 100.00 BBB 412,233

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 2,095 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A, 3.000%, 1/01/37 - AGM Insured
1/31 at 100.00 AA $ 1,763,697
2,620 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A,
4.000%, 3/01/45 - AGM Insured
9/30 at 100.00 AA 2,444,329
750 Oneida County Local Development Corporation, New York, Revenue
Bonds, Utica College Project, Series 2019, 4.000%, 7/01/39
7/29 at 100.00 BBB- 653,625
10,000 Onondaga County Trust For Cultural Resources, New York, Revenue
Bonds, Syracuse University Project, Series 2019, 5.000%, 12/01/45
12/29 at 100.00 AA- 10,827,200
Yonkers Economic Development Corporation, New York,
Educational Revenue Bonds, Lamartine/Warburton LLC-
Charter School of Educational Excellence Project, Series
2019A:
200 4.000%, 10/15/29 No Opt. Call N/R 187,154
205 5.000%, 10/15/39 10/29 at 100.00 N/R 189,984
134,635 Total Education and Civic Organizations 127,112,728
Financials - 0.9%
5,710 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call A2 6,273,006
3,475 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call A2 3,890,888
9,185 Total Financials 10,163,894
Health Care - 11.0%
Dormitory Authority of the State of New York, General
Revenue Bonds, Northwell Health Obligated Group,
Series 2022A:
15,600 4.000%, 5/01/45 5/32 at 100.00 A- 14,653,080
18,290 4.250%, 5/01/52 5/32 at 100.00 A- 17,531,880
9,255 5.000%, 5/01/52 5/32 at 100.00 A- 9,653,150
3,250 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2018A, 5.000%, 8/01/35
8/28 at 100.00 BBB- 3,218,897
Dormitory Authority of the State of New York, Revenue
Bonds, Montefiore Obligated Group, Series 2020A:
1,200 5.000%, 9/01/30 3/30 at 100.00 BBB- 1,221,144
2,680 5.000%, 9/01/34 3/30 at 100.00 BBB- 2,673,381
2,620 5.000%, 9/01/35 3/30 at 100.00 BBB- 2,593,328
11,400 4.000%, 9/01/50 3/30 at 100.00 BBB- 8,956,410
2,300 Dormitory Authority of the State of New York, Revenue Bonds, North
Shore Long Island Jewish Obligated Group, Series 2015A, 5.000%,
5/01/43
5/25 at 100.00 A- 2,332,085
29,985 Dormitory Authority of the State of New York, Revenue Bonds, NYU
Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/53
7/30 at 100.00 A+ 27,234,476
Dormitory Authority of the State of New York, Revenue
Bonds, Orange Regional Medical Center Obligated
Group, Series 2015:
1,100 5.000%, 12/01/32, 144A 6/25 at 100.00 BBB- 1,106,787
1,100 5.000%, 12/01/33, 144A 6/25 at 100.00 BBB- 1,106,017
1,000 5.000%, 12/01/35, 144A 6/25 at 100.00 BBB- 1,003,560
1,800 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/36, 144A
6/27 at 100.00 BBB- 1,808,604
Dutchess County Local Development Corporation, New
York, Revenue Bonds, Health Quest Systems, Inc. Project,
Series 2016B:
2,000 4.000%, 7/01/41 7/26 at 100.00 BBB+ 1,750,260
9,325 5.000%, 7/01/46 7/26 at 100.00 BBB+ 9,337,309
5,375 Genesee County Funding Corporation, New York, Revenue Bonds,
Rochester Regional Health Project, Series 2022A, 5.250%, 12/01/52
12/32 at 100.00 BBB+ 5,468,901

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 1,395 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2013A, 5.000%,
12/01/42
1/23 at 100.00 BBB+ $ 1,395,349
2,600 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2020A, 4.000%,
12/01/46
12/30 at 100.00 BBB+ 2,239,562
375 Monroe County Industrial Development Corporation, New York, Tax-
Exempt Revenue Bonds, Highland Hospital of Rochester Project, Series
2015, 5.000%, 7/01/34
7/25 at 100.00 A 385,496
2,000 New York City Health and Hospitals Corporation, New York, Health System
Revenue Bonds, Series 2020A, 4.000%, 2/15/45
2/31 at 100.00 Aa3 1,948,240
12,310 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group Project,
Refunding Series 2016, 5.000%, 11/01/46
11/25 at 100.00 BBB- 12,319,971
136,960 Total Health Care 129,937,887
Housing/Multifamily - 0.1%
1,355 New York State Housing Finance Agency, Multifamily Housing Revenue
Bonds, Cannon Street Senior Housing Project, Series 2007A, 5.300%,
2/15/39, (AMT)
1/23 at 100.00 Aa1 1,356,192
Industrials - 2.0%
17,020 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 16,087,304
7,550 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%,
11/15/34, 144A
11/24 at 100.00 N/R 7,503,190
80 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-
CL2, 3.500%, 9/15/52
3/30 at 100.00 A2 61,956
24,650 Total Industrials 23,652,450
Long-Term Care - 0.2%
650 Dormitory Authority of the State of New York, Non-State Supported Debt,
Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006,
5.000%, 11/01/31
1/23 at 100.00 A1 654,700
550 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Anns Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 N/R 465,608
New York City Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Special Needs Facilities
Pooled Program, Series 2008A-1:
155 5.800%, 7/01/23, 144A 1/23 at 100.00 N/R 151,503
395 6.100%, 7/01/28, 144A 1/23 at 100.00 N/R 329,157
210 6.200%, 7/01/33, 144A 1/23 at 100.00 N/R 156,423
1,960 Total Long-Term Care 1,757,391
Materials - 0.2%
Build New York City Resource Corporation, New York, Solid
Waste Disposal Revenue Bonds, Pratt Paper NY, Inc.
Project, Series 2014:
555 4.500%, 1/01/25, (AMT), 144A No Opt. Call N/R 560,200
2,145 5.000%, 1/01/35, (AMT), 144A 1/25 at 100.00 N/R 2,169,818
2,700 Total Materials 2,730,018

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General - 6.1%
$ 3,190 Nassau County, New York, General Obligation Bonds, General
Improvement Bonds Series 2019B, 5.000%, 4/01/35 - AGM Insured
4/30 at 100.00 AA $ 3,529,767
2,070 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2021A, 4.000%, 4/01/44 - AGM Insured
4/31 at 100.00 AA 2,056,193
Nassau County, New York, General Obligation Bonds,
General Improvment Series 2016C:
2,000 5.000%, 4/01/39 - BAM Insured 4/26 at 100.00 AA 2,109,960
1,000 5.000%, 4/01/40 - BAM Insured 4/26 at 100.00 AA 1,053,680
New York City, New York, General Obligation Bonds, Fiscal
2013 Series F-1:
35 5.000%, 3/01/37 3/23 at 100.00 AA 35,162
2,000 New York City, New York, General Obligation Bonds, Fiscal 2014 Series
D-1, 5.000%, 8/01/30
8/23 at 100.00 AA 2,028,320
2,500 New York City, New York, General Obligation Bonds, Fiscal 2015 Series A,
5.000%, 8/01/32
8/24 at 100.00 AA 2,583,150
5,845 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
B-1, 5.000%, 10/01/39
10/27 at 100.00 AA 6,187,926
New York City, New York, General Obligation Bonds, Fiscal
2018 Series E-1:
17,000 5.000%, 3/01/39 3/28 at 100.00 AA 18,017,280
1,050 5.000%, 3/01/40 3/28 at 100.00 AA 1,109,356
5,000 New York City, New York, General Obligation Bonds, Fiscal 2020 Series
B-1, 4.000%, 10/01/40
10/29 at 100.00 AA 4,960,700
New York City, New York, General Obligation Bonds, Fiscal
2021 Series C:
8,800 4.000%, 8/01/37 8/30 at 100.00 AA 8,844,704
5,350 5.000%, 8/01/42 8/30 at 100.00 AA 5,788,165
5,800 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
F-1, 5.000%, 3/01/50
3/31 at 100.00 AA 6,176,536
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
5,633 4.000%, 7/01/35 7/31 at 103.00 N/R 4,803,879
910 4.000%, 7/01/37 7/31 at 103.00 N/R 760,551
2,770 4.000%, 7/01/41 7/31 at 103.00 N/R 2,226,304
70,953 Total Tax Obligation/General 72,271,633
Tax Obligation/Limited - 23.9%
2,000 Dormitory Authority of the State of New York, Master Boces Program,
Lease Revenue Bonds, St Lawrence-Lewis Issue, Series 2020B, 4.000%,
8/15/40 - BAM Insured
8/28 at 100.00 AA 1,969,880
Dormitory Authority of the State of New York, Residential
Insitutions for Children Revenue Bonds, Series 2008-A1:
1,585 5.000%, 6/01/33 1/23 at 100.00 Aa1 1,588,376
1,985 5.000%, 6/01/38 1/23 at 100.00 Aa1 1,989,307
20 Dormitory Authority of the State of New York, Revenue Bonds, School
Districts Financing Program, Series 2009C, 5.125%, 10/01/36 - AGC
Insured
1/23 at 100.00 AA 20,045
3,115 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2014C. Group C, 5.000%,
3/15/42
3/24 at 100.00 AA+ 3,174,683
Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series
2015B Group B:
2,830 5.000%, 2/15/32 2/25 at 100.00 AA+ 2,955,567
1,000 Dormitory Authority of the State of New York, State Personal Income
Tax Revenue Bonds, General Purpose Series 2015B Group C, 5.000%,
2/15/38
2/25 at 100.00 AA+ 1,032,470
6,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015E, 5.000%, 3/15/30
9/25 at 100.00 AA+ 6,341,520
3,850 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019A. Bidding Group 1,2,3,4,
5.000%, 3/15/40
3/29 at 100.00 Aa1 4,148,298

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 8,865 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/38
2/30 at 100.00 Aa1 $ 8,930,690
10,905 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A Group C, 5.000%, 3/15/41
3/27 at 100.00 AA+ 11,469,225
16,235 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018A, 5.000%, 3/15/42
3/28 at 100.00 AA+ 17,175,656
15,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018C, 4.000%, 3/15/45
3/28 at 100.00 AA+ 14,255,550
2,765 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018E Group 4, 5.000%, 3/15/45
9/28 at 100.00 AA+ 2,924,015
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
2,000 5.000%, 11/15/28 11/25 at 100.00 BB 2,049,100
2,000 5.000%, 11/15/32 11/25 at 100.00 BB 2,038,200
2,170 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Green Fiscal 2022 Series A, 4.000%, 2/15/36
2/32 at 100.00 Aa2 2,215,527
Hudson Yards Infrastructure Corporation, New York,
Revenue Bonds, Second Indenture Fiscal 2017 Series A:
5,710 5.000%, 2/15/39 2/27 at 100.00 Aa2 6,000,125
5,000 5.000%, 2/15/42 2/27 at 100.00 Aa2 5,226,950
5,450 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Series 2022A, 5.000%, 11/15/46
5/32 at 100.00 AA 5,817,820
4,000 Monroe County Industrial Development Agency, New York, School Facility
Revenue Bonds, Rochester Schools Modernization Project, Series 2013,
5.000%, 5/01/28
5/23 at 100.00 AA 4,038,560
3,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-1, 5.000%, 7/15/43
7/28 at 100.00 AA 3,164,490
New York City Transitional Finance Authority, New York,
Building Aid Revenue Bonds, Fiscal 2020 Subseries S-1B:
5,620 4.000%, 7/15/42 7/29 at 100.00 AA 5,478,432
9,335 4.000%, 7/15/43 7/29 at 100.00 AA 9,050,003
8,500 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40
7/25 at 100.00 AA 8,767,920
New York City Transitional Finance Authority, New York,
Building Aid Revenue Bonds, Fiscal Series 2016S-1:
1,615 5.000%, 7/15/34 1/26 at 100.00 AA 1,686,060
1,165 5.000%, 7/15/35 1/26 at 100.00 AA 1,214,862
3,950 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38
5/23 at 100.00 AAA 3,974,371
2,480 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2014 Series B-1, 5.000%, 11/01/36
5/24 at 100.00 AAA 2,538,578
5,715 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35
2/24 at 100.00 AAA 5,837,015
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2015 Series E-1, 5.000%, 2/01/41
2/25 at 100.00 AAA 5,132,400
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2016 Series A-1, 5.000%, 8/01/36
8/25 at 100.00 AAA 5,199,900
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2016 Series E-1, 5.000%, 2/01/39
2/26 at 100.00 AAA 5,202,950
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/38
8/26 at 100.00 AAA 5,246,100
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series F-1, 5.000%, 5/01/38
5/27 at 100.00 AAA 5,301,950
4,020 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2020 Subseries B-1, 4.000%,
11/01/47
11/29 at 100.00 AAA 3,819,884
5,715 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2020 Subseries C-1, 4.000%,
5/01/45
11/30 at 100.00 AAA 5,485,943
850 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries C-1, 4.000%,
2/01/42
2/32 at 100.00 AAA 827,815

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 5,000 New York City, New York, Educational Construction Fund Revenue Bonds,
Series 2021B, 5.000%, 4/01/52
4/31 at 100.00 AA- $ 5,280,050
New York State Thruway Authority, State Personal Income
Tax Revenue Bonds, Bidding Group 1 Series 2022A:
9,585 5.000%, 3/15/45 9/32 at 100.00 AA+ 10,346,528
2,040 5.000%, 3/15/48 9/32 at 100.00 AA+ 2,190,736
1,650 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Climate Certified Green Series 2022C, 5.000%, 3/15/53
9/32 at 100.00 AA+ 1,759,626
5,380 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose Group 1, Series 2019A, 4.000%,
3/15/48
9/28 at 100.00 Aa1 5,040,845
New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2020C:
7,000 5.000%, 3/15/47 9/30 at 100.00 Aa1 7,464,730
3,800 4.000%, 3/15/49 9/30 at 100.00 Aa1 3,547,300
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
1,044 0.000%, 7/01/33 7/28 at 86.06 N/R 602,994
27,103 5.000%, 7/01/58 7/28 at 100.00 N/R 25,715,597
2,000 Suffolk County Judicial Facilities Agency, New York, Lease Revenue Bonds,
H. Lee Dennison Building, Series 2013, 5.000%, 11/01/33
11/23 at 100.00 A 2,032,820
Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding
Series 2016A:
5,750 5.000%, 1/01/29, (AMT) 1/26 at 100.00 Caa1 4,836,900
1,930 5.000%, 1/01/32, (AMT) 1/26 at 100.00 Caa1 1,496,194
1,250 5.000%, 1/01/34, (AMT) 1/26 at 100.00 Caa1 923,388
5,430 5.000%, 1/01/36, (AMT) 1/26 at 100.00 Caa1 3,862,576
2,340 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021B-1, 4.000%, 5/15/56
5/31 at 100.00 AA+ 2,182,448
9,500 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A, 4.000%, 5/15/51
5/32 at 100.00 AA+ 9,005,430
2,255 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Senior Lien Bonds, Series 2022C, 4.125%, 5/15/52
5/32 at 100.00 AA+ 2,187,373
10,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2022A, 4.000%, 5/15/52
11/32 at 100.00 AAA 9,492,600
282,507 Total Tax Obligation/Limited 281,258,372
Transportation - 24.9%
1,500 Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System
Revenue Bonds, Series 2017, 5.000%, 1/01/42
1/27 at 100.00 A+ 1,560,525
2,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020A-1, 5.000%, 11/15/48
5/30 at 100.00 A3 1,962,200
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020C-1:
3,600 4.750%, 11/15/45 5/30 at 100.00 A3 3,509,424
9,200 5.000%, 11/15/50 5/30 at 100.00 A3 9,027,132
2,000 5.250%, 11/15/55 5/30 at 100.00 A3 2,020,020
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Series 2016B, 5.000%, 11/15/37
11/26 at 100.00 A3 2,533,175
7,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2015D-1, 5.000%, 11/15/30
11/25 at 100.00 A3 7,648,650
6,655 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2017D, 4.000%, 11/15/42
5/28 at 100.00 A3 5,794,109
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013E, 5.000%, 11/15/32
11/23 at 100.00 A3 2,521,025
1,800 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014D-1, 5.000%, 11/15/39
11/24 at 100.00 A3 1,802,160
8,450 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015C-1, 5.250%, 11/15/30
11/25 at 100.00 A3 8,695,135

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2016C-1:
$ 2,500 5.000%, 11/15/34 11/26 at 100.00 A3 $ 2,546,550
2,700 5.000%, 11/15/56 11/26 at 100.00 A3 2,625,399
New York City Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Bronx Parking Development
Company, LLC Project, Series 2007:
2,800 0.000%, 10/01/37 (4) 1/23 at 100.00 N/R 2,240,000
2,000 2.350%, 10/01/46 (4) 1/23 at 100.00 N/R 1,600,000
9,500 New York City, Industrial Development Agency, Senior Airport Facilities
Revenue Refunding Bonds, TrIPs Obligated Group, Series 2012A,
5.000%, 7/01/28, (AMT)
1/23 at 100.00 BBB+ 9,504,085
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, Secured by Port Authority
Consolidated Bonds, Refunding Series 1WTC-2021:
1,755 3.000%, 2/15/42 - AGM Insured 2/30 at 100.00 AA 1,377,534
2,695 4.000%, 2/15/43 - BAM Insured 2/30 at 100.00 AA 2,582,942
New York State Thruway Authority, General Revenue Bonds,
Series 2020N:
5,000 4.000%, 1/01/42 1/30 at 100.00 A1 4,800,900
3,000 4.000%, 1/01/43 1/30 at 100.00 A1 2,874,990
New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2016A:
2,225 5.000%, 1/01/36 1/26 at 100.00 A2 2,317,894
8,515 5.000%, 1/01/46 1/26 at 100.00 A2 8,725,405
New York Transportation Development Corporation, New
York, Facility Revenue Bonds, Thruway Service Areas
Project, Series 2021:
3,720 4.000%, 10/31/46, (AMT) 10/31 at 100.00 BBB- 3,200,539
21,355 4.000%, 4/30/53, (AMT) 10/31 at 100.00 BBB- 17,361,402
New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal
B Redevelopment Project, Series 2016A:
4,750 4.000%, 7/01/31, (AMT) 7/24 at 100.00 Baa2 4,639,372
24,965 5.250%, 1/01/50, (AMT) 7/24 at 100.00 Baa2 25,044,389
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
11,545 5.000%, 8/01/26, (AMT) 12/22 at 100.00 B 11,545,693
12,610 5.000%, 8/01/31, (AMT) 12/22 at 100.00 B 12,610,126
1,745 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 B 1,767,266
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2020A:
215 4.000%, 12/01/38, (AMT) 12/30 at 100.00 Baa1 193,485
120 4.000%, 12/01/39, (AMT) 12/30 at 100.00 Baa1 107,096
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2020C:
2,490 5.000%, 12/01/34 12/30 at 100.00 Baa1 2,604,416
1,745 5.000%, 12/01/35 12/30 at 100.00 Baa1 1,816,510
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2022:
2,010 5.000%, 12/01/35, (AMT) 12/32 at 100.00 Baa1 2,048,512
10,000 5.000%, 12/01/36, (AMT) 12/32 at 100.00 Baa1 10,149,300

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia
Airport Terminals C&D Redevelopment Project, Series
2018:
$ 1,300 5.000%, 1/01/27, (AMT) No Opt. Call Baa3 $ 1,321,567
10,200 5.000%, 1/01/28, (AMT) No Opt. Call Baa3 10,399,818
10,035 5.000%, 1/01/31, (AMT) 1/28 at 100.00 Baa3 10,207,903
1,300 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020, 4.375%, 10/01/45, (AMT)
10/30 at 100.00 Baa3 1,188,382
Niagara Frontier Transportation Authority, New York, Airport
Revenue Bonds, Buffalo International Airport, Series
2014A:
2,000 5.000%, 4/01/25, (AMT) 4/24 at 100.00 A3 2,038,380
3,775 5.000%, 4/01/26, (AMT) 4/24 at 100.00 A3 3,841,213
3,330 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Eighty-Forth Series 2014, 5.000%, 9/01/39
9/24 at 100.00 AA- 3,418,412
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Eighty-Ninth Series 2015:
2,520 5.000%, 5/01/40 5/25 at 100.00 AA- 2,594,970
480 5.000%, 5/01/45 5/25 at 100.00 AA- 494,280
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Eighty-Sixth Series 2014, 5.000%, 10/15/44, (AMT)
10/24 at 100.00 AA- 5,049,100
15,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Ninety-Eighth Series 2016, 5.250%, 11/15/56
11/26 at 100.00 AA- 15,727,650
2,500 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Eighteen Series 2019, 5.000%, 11/01/44, (AMT)
11/29 at 100.00 AA- 2,558,550
4,225 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Eleventh Series 2018, 4.000%, 9/01/43
9/28 at 100.00 AA- 4,141,303
10,230 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Fifth Series 2017, 5.000%, 11/15/47
11/27 at 100.00 AA- 10,667,435
1,200 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty One Series 2022, 5.500%, 8/01/40, (AMT)
8/32 at 100.00 AA- 1,326,780
4,800 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twentieth Series 2019, 4.000%, 11/01/59, (AMT)
11/29 at 100.00 AA- 4,153,968
6,815 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Refunding Series 2017B,
5.000%, 11/15/38
5/27 at 100.00 AA- 7,206,931
3,905 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2014A, 5.000%,
11/15/39
5/24 at 100.00 AA- 3,983,490
12,740 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2017A, 5.000%,
11/15/37
5/27 at 100.00 AA- 13,525,294
8,825 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2020A, 4.000%, 11/15/54
11/30 at 100.00 AA- 8,101,085
297,845 Total Transportation 293,303,871
U.S. Guaranteed - 3.5% (5)
Dormitory Authority of the State of New York, Insured
Revenue Bonds, Touro College and University System,
Series 2014A:
2,930 5.500%, 1/01/39, (Pre-refunded 7/01/24) 7/24 at 100.00 N/R 3,062,465
3,065 5.500%, 1/01/44, (Pre-refunded 7/01/24) 7/24 at 100.00 N/R 3,203,569
1,500 Dormitory Authority of the State of New York, Lease Revenue Bonds,
State University Dormitory Facilities, Refunding Series 2013A, 5.000%,
7/01/27, (Pre-refunded 7/01/23)
7/23 at 100.00 Aa3 1,521,765
Dormitory Authority of the State of New York, Revenue
Bonds, New School University, Series 2015A:
320 5.000%, 7/01/45, (Pre-refunded 7/01/25) 7/25 at 100.00 N/R 338,195
5,000 Dormitory Authority of the State of New York, Revenue Bonds, Pratt
Institute, Series 2015A, 5.000%, 7/01/44, (Pre-refunded 7/01/24)
7/24 at 100.00 N/R 5,167,900

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (5) (continued)
Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series
2015B Group B:
$ 5 5.000%, 2/15/32, (Pre-refunded 2/15/25) 2/25 at 100.00 N/R $ 5,250
3,520 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013A, 5.000%, 11/15/31, (Pre-refunded 5/15/23)
5/23 at 100.00 A3 3,558,755
1,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013C, 5.000%, 11/15/32, (Pre-refunded 5/15/23)
5/23 at 100.00 A3 1,011,470
5,375 New York City Trust for Cultural Resources, New York, Revenue Bonds,
Wildlife Conservation Society, Series 2013A, 5.000%, 8/01/33, (Pre-
refunded 8/01/23)
8/23 at 100.00 A+ 5,463,258
New York City Trust for Cultural Resources, New York,
Revenue Bonds, Wildlife Conservation Society, Series
2014A:
3,800 5.000%, 8/01/38, (Pre-refunded 8/01/23) 8/23 at 100.00 A+ 3,862,396
10,000 5.000%, 8/01/43, (Pre-refunded 8/01/23) 8/23 at 100.00 A+ 10,164,200
New York City, New York, General Obligation Bonds, Fiscal
2013 Series F-1:
1,810 5.000%, 3/01/32, (Pre-refunded 3/01/23) 3/23 at 100.00 AA 1,821,657
Western Nassau County Water Authority, New York, Water
System Revenue Bonds, Series 2015A:
675 5.000%, 4/01/40, (Pre-refunded 4/01/25) 4/25 at 100.00 A1 709,864
1,050 5.000%, 4/01/45, (Pre-refunded 4/01/25) 4/25 at 100.00 A1 1,104,232
40,050 Total U.S. Guaranteed 40,994,976
Utilities - 8.9%
Long Island Power Authority, New York, Electric System
General Revenue Bonds, Series 2000A:
2,000 0.000%, 6/01/24 - AGM Insured No Opt. Call AA 1,919,340
2,000 0.000%, 6/01/25 - AGM Insured No Opt. Call AA 1,863,480
2,980 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 A 3,050,954
2,910 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2017, 5.000%, 9/01/42
9/27 at 100.00 A 3,053,841
10,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2013
Series DD, 5.000%, 6/15/35
6/23 at 100.00 AA+ 10,091,400
7,465 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Adjustable Rate Series BB-1, 5.000%, 6/15/46
6/27 at 100.00 AA+ 7,870,574
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series DD, 5.250%, 6/15/47
12/26 at 100.00 AA+ 5,235,600
9,885 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series CC-1, 4.000%, 6/15/49
12/29 at 100.00 AA+ 9,432,662
1,265 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series EE, 4.000%, 6/15/42
6/30 at 100.00 AA+ 1,263,406
500 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York
City Municipal Water Finance Authority Projects, Second Resolution
Subordinated Series 2014A, 5.000%, 6/15/30
6/24 at 100.00 AAA 517,415
6,810 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Series 2016A, 5.000%, 6/15/41
6/26 at 100.00 AAA 7,172,360
3,300 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017E, 5.000%, 6/15/47
6/27 at 100.00 AAA 3,480,642

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 6,470 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2018B, 5.000%, 6/15/43
6/28 at 100.00 AAA $ 6,919,924
2,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2022A, 5.000%, 6/15/51
6/32 at 100.00 AAA 2,185,500
3,065 New York State Environmental Facilities Corporation, State Revolving
Funds Revenue Bonds, 2010 Master Financing Program, Green Series
2017C, 5.000%, 8/15/47
8/27 at 100.00 AAA 3,238,295
10,480 New York State Power Authority, General Revenue Bonds, Series 2020A,
4.000%, 11/15/55
5/30 at 100.00 AA 9,918,796
2,430 Niagara Area Development Corporation, New York, Solid Waste Disposal
Facility Revenue Refunding Bonds, Covanta Energy Project, Series
2018A, 4.750%, 11/01/42, (AMT), 144A
7/23 at 100.00 B1 2,197,352
1,565 Suffolk County Industrial Development Agency, New York, Revenue
Bonds, Nissequogue Cogeneration Partners Facility, Series 1998,
5.500%, 1/01/23, (AMT)
12/22 at 100.00 N/R 1,565,830
Utility Debt Securitization Authority, New York, Restructuring
Bonds, Refunding Series 2015:
845 5.000%, 12/15/35 12/25 at 100.00 AAA 891,805
4,405 5.000%, 12/15/36 12/25 at 100.00 AAA 4,635,910
4,750 5.000%, 12/15/37 12/25 at 100.00 AAA 4,994,767
1,795 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2013TE, 5.000%, 12/15/41
12/23 at 100.00 AAA 1,831,905
Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2017:
8,000 5.000%, 12/15/38 12/27 at 100.00 AAA 8,668,480
3,000 5.000%, 12/15/39 12/27 at 100.00 AAA 3,241,680
102,920 Total Utilities 105,241,918
$ 1,219,460 Total Long-Term Investments (cost $1,139,574,921) 1,125,705,522
Other Assets Less Liabilities - 4.4% 51,287,744
Net Assets - 100% $ 1,176,993,266

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,125,705,522 $ – $ 1,125,705,522
Total
$ – $ 1,125,705,522 $ – $ 1,125,705,522
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax